                      PRIMELITE II(SM) ANNUITY PROSPECTUS:
            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

This prospectus describes PRIMELITE II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts").

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  FUND, INC. -- CLASS B                            Legg Mason Partners Variable Adjustable
  AllianceBernstein Large Cap Growth                  Rate Income Portfolio
     Portfolio                                     Legg Mason Partners Variable Government
AMERICAN FUNDS INSURANCE SERIES -- CLASS 2            Portfolio -- Class I
  American Funds Global Growth Fund                Legg Mason Partners Variable High Income
  American Funds Growth Fund                          Portfolio
  American Funds Growth-Income Fund                Legg Mason Partners Variable Money Market
FIDELITY(R) VARIABLE INSURANCE PRODUCTS               Portfolio
  -- SERVICE CLASS 2                             MET INVESTORS SERIES TRUST
  VIP Equity-Income Portfolio                      Lord Abbett Bond Debenture
  VIP Mid Cap Portfolio                               Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Growth and Income
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Mutual Shares Securities Fund                    Met/AIM Capital Appreciation
  Templeton Growth Securities Fund                    Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          MFS(R) Research International
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                   Oppenheimer Capital Appreciation
  Legg Mason Partners Variable Appreciation           Portfolio -- Class B
     Portfolio -- Class I                          Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Capital and            A
     Income Portfolio -- Class II                  Third Avenue Small Cap Value
  Legg Mason Partners Variable Dividend               Portfolio -- Class B
     Strategy Portfolio                          METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable International       BlackRock Bond Income Portfolio -- Class E
     All Cap Opportunity Portfolio                 Capital Guardian U.S. Equity
  Legg Mason Partners Variable Investors              Portfolio -- Class B
     Portfolio -- Class I                          MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Large Cap           T. Rowe Price Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Mid Cap Core        Western Asset Management U.S. Government
     Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Multiple          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Discipline Portfolio -- All Cap Growth        Pioneer Fund VCT Portfolio
     and Value                                     Pioneer Mid Cap Value VCT Portfolio
  Legg Mason Partners Variable Multiple          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     Discipline Portfolio -- Global All Cap        Equity and Income Portfolio -- Class II
     Growth and Value                              U.S. Real Estate Securities
  Legg Mason Partners Variable Multiple               Portfolio -- Class I
     Discipline Portfolio -- Large Cap Growth    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
     and Value                                     Comstock Portfolio
  Legg Mason Partners Variable Small Cap           Growth and Income Portfolio
     Growth Portfolio -- Class I                   Strategic Growth Portfolio
  Legg Mason Partners Variable Social            LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     Awareness Portfolio                           Legg Mason Partners Variable Lifestyle
                                                      Allocation 50%
                                                   Legg Mason Partners Variable Lifestyle
                                                      Allocation 70%
                                                   Legg Mason Partners Variable Lifestyle
                                                      Allocation 85%


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

The Contract, certain Contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-888-556-5412 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS




Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     11
The Annuity Contract....................     12
  Contract Owner Inquiries..............     12
  Purchase Payments.....................     13
  Accumulation Units....................     13
  The Variable Funding Options..........     13
The Fixed Account.......................     18
Charges and Deductions..................     18
  General...............................     18
  Withdrawal Charge.....................     18
  Free Withdrawal Allowance.............     19
  Transfer Charge.......................     19
  Administrative Charges................     19
  Mortality and Expense Risk Charge.....     20
  Variable Liquidity Benefit Charge.....     20
  Enhanced Stepped-Up Provision Charge..     20
  Variable Funding Option Expenses......     20
  Premium Tax...........................     20
  Changes in Taxes Based upon Premium or
     Value..............................     21
Transfers...............................     21
  Market Timing/Excessive Trading.......     21
  Dollar Cost Averaging.................     23
Access to Your Money....................     24
  Systematic Withdrawals................     24
  Loans.................................     25
Ownership Provisions....................     25
Types of Ownership......................     25
  Contract Owner........................     25
  Beneficiary...........................     25
  Annuitant.............................     25
Death Benefit...........................     26
  Death Proceeds before the Maturity
     Date...............................     26
  Enhanced Stepped-Up Provision.........     27
  Payment of Proceeds...................     27
  Spousal Contract Continuance..........     29
  Beneficiary Contract Continuance......     29
  Planned Death Benefit.................     30
  Death Proceeds after the Maturity
     Date...............................     30
The Annuity Period......................     30
  Maturity Date.........................     30
  Allocation of Annuity.................     31
  Variable Annuity......................     31
  Fixed Annuity.........................     31
Payment Options.........................     32
  Election of Options...................     32
  Annuity Options.......................     32
  Variable Liquidity Benefit............     32
Miscellaneous Contract Provisions.......     33
  Right to Return.......................     33
  Termination...........................     33
  Required Reports......................     33
  Suspension of Payments................     33
The Separate Accounts...................     33
  Performance Information...............     34
Federal Tax Considerations..............     35
  General Taxation of Annuities.........     35
  Types of Contracts: Qualified and Non-
     qualified..........................     36
  Qualified Annuity Contracts...........     36
     Taxation of Qualified Annuity
       Contracts........................     36
     Mandatory Distributions for
       Qualified Plans..................     36
     Individual Retirement Annuities....     37
     Roth IRAs..........................     37
     TSAs (ERISA and non-ERISA).........     38
  Non-qualified Annuity Contracts.......     40
     Diversification Requirements for
       Variable Annuities...............     41
     Ownership of the Investments.......     41
     Taxation of Death Benefit
       Proceeds.........................     41
  Other Tax Considerations..............     41
     Puerto Rico Tax Considerations.....     41
     Non-Resident Aliens................     42
     Tax Credits and Deductions.........     42
Other Information.......................     42
  The Insurance Companies...............     42
  Financial Statements..................     42
  Distribution of Variable Annuity
     Contracts..........................     42
  Conformity with State and Federal
     Laws...............................     44
  Voting Rights.........................     45
  Restrictions on Financial
     Transactions.......................     45
  Legal Proceedings.....................     45
Appendix A: Condensed Financial
  Information Separate Account PF for
  Variable Annuities....................    A-1
Appendix B: Condensed Financial
  Information Separate Account PF II for
  Variable Annuities....................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Waiver of Withdrawal Charge
  for Nursing Home Confinement..........    E-1
Appendix F: Contents of the Statement of
  Additional Information................    F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. for transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is : MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is :
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                              PRIMELITE II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account PF for Variable Annuities ("Separate Account PF "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.50%. For Contracts with a Contract Value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% after eight full years.

If you select the Enhanced Stepped-Up Provision, ("E.S.P."), an additional 0.25% annually will be deducted each business day from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


---------
(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


---------
(4) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


---------------------------------------------------------------------------------------------
           WITHOUT E.S.P.                                     WITH E.S.P.
---------------------------------------------------------------------------------------------

Mortality & Expense Risk Charge       1.50%(5)   Mortality & Expense Risk Charge        1.50%(5)
Administrative Expense Charge         0.15%      Administrative Expense Charge          0.15%
                                      ----
  Total Annual Separate Account                  E.S.P. Charge                          0.25%
                                                                                        ----
     Charges                          1.65%        Total Annual Separate Account
                                                      Charges                           1.90%
---------------------------------------------------------------------------------------------


---------
(5)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio and an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth
      Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-556-5412.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                          MINIMUM    MAXIMUM
                                                                          -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
  other expenses)                                                          0.48%      1.21%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                 DISTRIBUTION                  TOTAL      CONTRACTUAL FEE          NET TOTAL
                                                    AND/OR                     ANNUAL          WAIVER               ANNUAL
                                   MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                       FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES*
----------------                  ------------  --------------  ----------  -----------  -----------------  ----------------------


ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  AllianceBernstein Global
     Technology
     Portfolio -- Class B+......      0.75%          0.25%         0.18%       1.18%             --          1.18%
  AllianceBernstein Large Cap
     Growth Portfolio -- Class
     B..........................      0.75%          0.25%         0.08%       1.08%             --          1.08%
AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2............      0.55%          0.25%         0.03%       0.83%             --          0.83%
  American Funds Growth
     Fund -- Class 2............      0.32%          0.25%         0.02%       0.59%             --          0.59%
  American Funds Growth-Income
     Fund -- Class 2............      0.27%          0.25%         0.01%       0.53%             --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Equity-Income
     Portfolio -- Service Class
     2..........................      0.47%          0.25%         0.10%       0.82%             --          0.82%
  VIP Mid Cap
     Portfolio -- Service Class
     2..........................      0.57%          0.25%         0.11%       0.93%             --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Mutual Shares Securities
     Fund -- Class 2............      0.60%          0.25%         0.21%       1.06%             --          1.06%

                                                 DISTRIBUTION                  TOTAL      CONTRACTUAL FEE          NET TOTAL
                                                    AND/OR                     ANNUAL          WAIVER               ANNUAL
                                   MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                       FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES*
----------------                  ------------  --------------  ----------  -----------  -----------------  ----------------------

  Templeton Growth Securities
     Fund -- Class 2............      0.74%          0.25%         0.04%       1.03%             --          1.03%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.....      0.75%            --          0.02%       0.77%             --          0.77%
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I.......      0.70%            --          0.02%       0.72%             --          0.72%(9)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I++.....      0.75%            --          0.08%       0.83%             --          0.83%
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II......      0.75%          0.25%         0.06%       1.06%           0.11%         0.95%(1)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++................      0.65%            --          0.24%       0.89%             --          0.89%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I.......      0.75%            --          0.02%       0.77%             --          0.77%
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++....      0.85%            --          0.09%       0.94%             --          0.94%
  Legg Mason Partners Variable
     Investors
     Portfolio -- Class I.......      0.65%            --          0.07%       0.72%             --          0.72%
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++.....      0.75%            --          0.04%       0.79%             --          0.79%
  Legg Mason Partners Variable
     Mid Cap Core
     Portfolio -- Class I++.....      0.75%            --          0.07%       0.82%             --          0.82%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- All Cap Growth
     and Value..................      0.75%          0.25%         0.05%       1.05%             --          1.05%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Global All Cap
     Growth and Value...........      0.75%          0.25%         0.09%       1.09%             --          1.09%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value...........      0.75%          0.25%         0.21%       1.21%             --          1.21%
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I.......      0.75%            --          0.21%       0.96%             --          0.96%
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++................      0.66%            --          0.12%       0.78%             --          0.78%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++................      0.55%          0.25%         0.22%       1.02%             --          1.02%
  Legg Mason Partners Variable
     Government
     Portfolio -- Class I++.....      0.55%            --          0.13%       0.68%             --          0.68%
  Legg Mason Partners Variable
     High Income Portfolio++....      0.60%            --          0.06%       0.66%             --          0.66%
  Legg Mason Partners Variable
     Money Market Portfolio++...      0.45%            --          0.03%       0.48%             --          0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E+......      0.63%          0.15%         0.22%       1.00%             --          1.00%(2)(3)(4)(10)
  Lord Abbett Bond Debenture
     Portfolio -- Class A.......      0.50%            --          0.04%       0.54%             --          0.54%(2)
  Lord Abbett Growth and Income
     Portfolio -- Class B.......      0.50%          0.25%         0.03%       0.78%             --          0.78%(2)
  Met/AIM Capital Appreciation
     Portfolio -- Class E++.....      0.77%          0.15%         0.09%       1.01%             --          1.01%(2)(3)(4)(5)(10)
  MFS(R) Research International
     Portfolio -- Class B.......      0.72%          0.25%         0.14%       1.11%             --          1.11%(2)
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B.......      0.57%          0.25%         0.05%       0.87%             --          0.87%(2)(3)
  Pioneer Strategic Income
     Portfolio -- Class A++.....      0.70%            --          0.12%       0.82%             --          0.82%(2)(3)(5)(10)

                                                 DISTRIBUTION                  TOTAL      CONTRACTUAL FEE          NET TOTAL
                                                    AND/OR                     ANNUAL          WAIVER               ANNUAL
                                   MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                       FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES*
----------------                  ------------  --------------  ----------  -----------  -----------------  ----------------------

  Third Avenue Small Cap Value
     Portfolio -- Class B.......      0.74%          0.25%         0.04%       1.03%             --          1.03%(2)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D.......      0.72%          0.10%         0.06%       0.88%             --          0.88%(11)
  BlackRock Bond Income
     Portfolio -- Class E.......      0.39%          0.15%         0.07%       0.61%           0.01%         0.60%(6)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class B.......      0.66%          0.25%         0.06%       0.97%             --          0.97%(11)
  MFS(R) Total Return
     Portfolio -- Class F.......      0.53%          0.20%         0.05%       0.78%             --          0.78%(7)(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B.......      0.60%          0.25%         0.08%       0.93%             --          0.93%(11)
  Western Asset Management U.S.
     Government
     Portfolio -- Class A.......      0.50%            --          0.07%       0.57%             --          0.57%(11)
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT
     Portfolio -- Class II......      0.65%          0.25%         0.05%       0.95%             --          0.95%
  Pioneer Mid Cap Value VCT
     Portfolio -- Class II......      0.65%          0.25%         0.06%       0.96%             --          0.96%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
  Equity and Income
     Portfolio -- Class II......      0.43%          0.35%         0.30%       1.08%             --          1.08%
  U.S. Real Estate Securities
     Portfolio -- Class I.......      0.73%            --          0.28%       1.01%             --          1.01%
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class
     II.........................      0.56%          0.25%         0.03%       0.84%             --          0.84%
  Growth and Income
     Portfolio -- Class II......      0.56%          0.25%         0.04%       0.85%             --          0.85%
  Strategic Growth
     Portfolio -- Class II......      0.70%          0.25%         0.08%       1.03%             --          1.03%




                                                                                                                      NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                      OPERATING
                                             DISTRIBUTION                  TOTAL      CONTRACTUAL FEE   NET TOTAL      EXPENSES
                                                AND/OR                     ANNUAL          WAIVER         ANNUAL      INCLUDING
                               MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE   OPERATING  UNDERLYING FUND
UNDERLYING FUND:                   FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES*     EXPENSES*
----------------              ------------  --------------  ----------  -----------  -----------------  ---------  ---------------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners
     Variable Lifestyle
     Allocation 50%#........      0.35%           --           0.00%       0.35%             --           0.35%        1.00%(8)
  Legg Mason Partners
     Variable Lifestyle
     Allocation 70%#........      0.35%           --           0.00%       0.35%             --           0.35%        1.03%(8)
  Legg Mason Partners
     Variable Lifestyle
     Allocation 85%#........      0.35%           --           0.00%       0.35%             --           0.35%        1.04%(8)


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.
++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.
# Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended January 31, 2007.

NOTES
(1) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.
(2) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(4) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.
(5) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(7) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(8) These Portfolios are "funds of funds" that invest substantially all of their assets in other Legg Mason-affiliated portfolios. Because the Portfolios invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. Based on the expense ratios of underlying Legg Mason affiliated portfolios in which the Portfolios were invested on January 31, 2007, the approximate total operating expenses of the underlying portfolios are expected to be as follows: 0.65% for the Legg Mason Partners Lifestyle Allocation 50%, 0.68% for the Legg Mason Partners Lifestyle Allocation 70% and 0.69% for the Legg Mason Partners Lifestyle Allocation 85%.
(9) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio was invested during the preceding fiscal year.
(10) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(11) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE


                                                                                                      IF CONTRACT IS NOT
                                                                                                        SURRENDERED OR
                                                       IF CONTRACT IS SURRENDERED AT                 ANNUITIZED AT THE END
                                                         THE END OF PERIOD SHOWN:                      OF PERIOD SHOWN:
                                        ----------------------------------------------------------  ----------------------
FUNDING OPTION                            1 YEAR      3 YEARS                 5 YEARS    10 YEARS     1 YEAR      3 YEARS
--------------                          ----------  ----------              ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses.............     $1118       $1567                   $2159       $3446       $318        $972
Underlying Fund with Minimum Total
Annual Operating Expenses.............      1046        1351                    1801        2751        246         756

                                          IF CONTRACT IS NOT
                                            SURRENDERED OR
                                         ANNUITIZED AT THE END
                                           OF PERIOD SHOWN:
                                        ----------------------
FUNDING OPTION                            5 YEARS    10 YEARS
--------------                          ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses.............     $1649       $3446
Underlying Fund with Minimum Total
Annual Operating Expenses.............      1291        2751


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

PrimElite II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------


Standard Death Benefit                                                           80
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-888-556-5412.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict allocations of Purchase Payments to the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-556-5412 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  AllianceBernstein Global         Seeks long-term growth of          AllianceBernstein L.P.
     Technology                    capital.
     Portfolio -- Class B+
  AllianceBernstein Large Cap      Seeks long-term growth of          AllianceBernstein L.P.
     Growth Portfolio -- Class B   capital.
AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Equity-Income                Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Service Class 2  will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Mutual Shares Securities         Seeks capital appreciation, with   Franklin Mutual Advisers, LLC
     Fund -- Class 2               income as a secondary goal.
  Templeton Growth Securities      Seeks long-term capital growth.    Templeton Global Advisors Limited
     Fund -- Class 2
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Capital and Income            capital.                           LLC
     Portfolio -- Class I++ and                                       Subadviser: ClearBridge Advisors,
     Class II                                                         LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio   principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 50%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 70%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 85%                                         LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current return.         Legg Mason Partners Fund Advisor,
     Government                                                       LLC
     Portfolio -- Class I                                             Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E+                                            Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory, LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser:  AIM Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                             Subadviser:  Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory, LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class B                                             Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class B          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                 Invests in a broad list of         Pioneer Investment Management,
     Portfolio -- Class II         carefully selected, reasonably     Inc.
                                   priced securities for reasonable
                                   income and capital growth.
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio -- Class II         investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
  Equity and Income                Seeks both capital appreciation    Morgan Stanley Investment
     Portfolio -- Class II         and current income.                Management, Inc. (d/b/a Van
                                                                      Kampen)
  U.S. Real Estate Securities      Seeks above average current        Morgan Stanley Investment
     Portfolio -- Class I          income and long-term capital       Management, Inc. (d/b/a Van
                                   appreciation.                      Kampen)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Growth and Income                Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class II
  Strategic Growth                 Seeks long-term growth of capital  Van Kampen Asset Management
     Portfolio -- Class II         and income.


+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     - administration of the annuity options available under the Contracts and

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative and

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     1.   any Purchase Payment to which no withdrawal charge applies, then;

     2. any remaining free withdrawal allowance (as described below) (after being reduced by 1), then;

     3. any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

     4.   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving);

     -    if an annuity payout (based on life expectancy) has begun;

     - due to a minimum distribution under our minimum distribution rules then in effect; or

     - if the Annuitant is confined to an eligible Nursing Home as described in Appendix E.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge

(i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.25% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., AllianceBernstein Global Technology Portfolio, American Funds Global Growth Fund, Templeton Growth Securities Fund, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month or 12 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by our banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date"). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE


--------------------------------------------------------------------------------------
      AGE ON CONTRACT DATE                            DEATH BENEFIT
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
If the Annuitant was younger        -  the Contract Value on the Death Report Date
than age 75 on the Contract         -  the total Purchase Payments made under the
Date, the death benefit will be        Contract, less the total amount of any
the greatest of:                       withdrawals or
                                    -  the step-up value, if any, as described below.
--------------------------------------------------------------------------------------
If the Annuitant was between        -  the Contract Value on the Death Report Date or
the age of 75 and 80 on the         -  total Purchase Payments made under the
Contract Date, the death               Contract less the total amount of any
benefit will be the greater of:        withdrawals
--------------------------------------------------------------------------------------


WHERE THE ANNUITANT WAS YOUNGER THAN AGE 75 ON THE CONTRACT DATE. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be $50,000-$9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or, if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or, if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                             MANDATORY PAYOUT
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                         RULES APPLY (SEE
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            ABOVE)
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account PF and Separate Account PF II, respectively. References to "Separate Account" refer either to Separate Account PF or Separate Account PF II, depending on the issuer of your Contract. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request.

The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

          (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

          (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

          (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

          (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

          (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

          (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

          (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

PrimElite II is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this

Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are continuously offered.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the fund shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional

Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a "gross dealer" concession model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (7/02).......................................  2006        1.053            1.099            400,096
                                                     2005        0.986            1.053            331,592
                                                     2004        0.943            0.986            211,974
                                                     2003        0.742            0.943             32,460
                                                     2002        1.000            0.742              4,254

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.078            394,257

  AIM V.I. Premier Equity Subaccount (Series II)
  (10/02)..........................................  2006        0.904            0.948                 --
                                                     2005        0.872            0.904            393,438
                                                     2004        0.840            0.872            145,850
                                                     2003        0.684            0.840             66,654
                                                     2002        1.000            0.684                 --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (5/02).................................  2006        0.839            0.894            441,618
                                                     2005        0.822            0.839            380,702
                                                     2004        0.796            0.822            349,075
                                                     2003        0.563            0.796            147,453
                                                     2002        1.000            0.563             18,093

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/02).................................  2006        0.991            0.969            290,807
                                                     2005        0.877            0.991            270,629
                                                     2004        0.823            0.877            149,949
                                                     2003        0.678            0.823             23,283
                                                     2002        1.000            0.678                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.620            1.919          5,412,999
                                                     2005        1.444            1.620          3,654,265
                                                     2004        1.293            1.444            989,563
                                                     2003        1.000            1.293              6,878

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.576            1.709         16,757,129
                                                     2005        1.379            1.576         12,408,380
                                                     2004        1.246            1.379          3,552,042
                                                     2003        1.000            1.246             49,980

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.414            1.602         16,729,364
                                                     2005        1.358            1.414         14,433,611
                                                     2004        1.251            1.358          4,227,825
                                                     2003        1.000            1.251            144,009

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.288            1.500         10,931,246
                                                     2005        1.184            1.288          8,267,127
                                                     2004        1.069            1.184          3,039,535
                                                     2003        0.868            1.069            808,687
                                                     2002        1.000            0.868             91,338

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.271            1.523          9,136,905
                                                     2005        1.187            1.271          7,840,706
                                                     2004        1.040            1.187          3,142,540
                                                     2003        0.800            1.040            283,137
                                                     2002        1.000            0.800             84,385

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.890            1.033          4,079,357
                                                     2005        0.907            0.890          4,195,706
                                                     2004        0.892            0.907          2,303,940
                                                     2003        0.734            0.892            573,333
                                                     2002        1.009            0.734             93,979
                                                     2001        1.000            1.009                 --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.076            1.102         18,913,530
                                                     2005        1.078            1.076         18,738,391
                                                     2004        1.063            1.078         11,427,223
                                                     2003        1.073            1.063          5,176,659
                                                     2002        1.011            1.073          1,077,507
                                                     2001        1.000            1.011                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPIS Growth and Income Subaccount (3/02)........  2006        1.084            1.199          9,682,865
                                                     2005        1.061            1.084         10,283,101
                                                     2004        0.997            1.061          7,189,671
                                                     2003        0.778            0.997          2,085,976
                                                     2002        1.016            0.778             89,169
                                                     2001        1.000            1.016                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.014            1.070            373,584
                                                     2005        0.969            1.014            360,165
                                                     2004        0.958            0.969            283,449
                                                     2003        0.725            0.958             21,227
                                                     2002        1.007            0.725                 --
                                                     2001        1.000            1.007                 --

Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.176            1.252          8,453,717
                                                     2005        1.166            1.176          8,775,640
                                                     2004        1.102            1.166          4,808,815
                                                     2003        0.931            1.102          1,116,400
                                                     2002        1.012            0.931            472,345
                                                     2001        1.000            1.012                 --

  LMPLS Growth Subaccount (10/02)..................  2006        1.146            1.227          1,284,585
                                                     2005        1.112            1.146          1,285,764
                                                     2004        1.041            1.112            942,245
                                                     2003        0.815            1.041            118,677
                                                     2002        1.011            0.815             11,828
                                                     2001        1.000            1.011                 --

  LMPLS High Growth Subaccount (5/02)..............  2006        1.156            1.245            751,287
                                                     2005        1.108            1.156            754,963
                                                     2004        1.018            1.108            621,593
                                                     2003        0.756            1.018             96,453
                                                     2002        1.009            0.756                643
                                                     2001        1.000            1.009                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/02)...........................................  2006        1.215            1.350          1,706,621
                                                     2005        1.178            1.215          1,559,894
                                                     2004        1.036            1.178            917,815
                                                     2003        0.742            1.036            154,191
                                                     2002        1.014            0.742             16,830
                                                     2001        1.000            1.014                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.110            1.253         57,417,246
                                                     2005        1.082            1.110         54,199,664
                                                     2004        1.011            1.082         29,591,957
                                                     2003        0.825            1.011          4,207,195
                                                     2002        1.017            0.825            631,993
                                                     2001        1.000            1.017                 --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.075            1.176         17,906,147
                                                     2005        1.000            1.075         11,960,583

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.177            1.353         56,966,155
                                                     2005        1.142            1.177         54,679,708
                                                     2004        1.073            1.142         33,185,395
                                                     2003        0.787            1.073          6,097,876
                                                     2002        1.016            0.787          1,187,609
                                                     2001        1.000            1.016                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        1.001            1.025          1,868,796
                                                     2005        0.994            1.001          2,976,647
                                                     2004        1.000            0.994            995,190

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.042            1.115         71,585,101
                                                     2005        0.949            1.042         63,751,713
                                                     2004        0.877            0.949         35,344,463
                                                     2003        0.663            0.877          5,588,355
                                                     2002        1.001            0.663          1,431,257
                                                     2001        1.000            1.001                 --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.314            1.435         15,294,647
                                                     2005        1.302            1.314         15,109,514
                                                     2004        1.199            1.302          7,854,071
                                                     2003        0.956            1.199          1,352,108
                                                     2002        1.004            0.956            120,648
                                                     2001        1.000            1.004                 --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.164            1.441          2,456,386
                                                     2005        1.059            1.164          2,381,924
                                                     2004        0.913            1.059          1,243,238
                                                     2003        0.729            0.913            244,746
                                                     2002        0.997            0.729             53,764
                                                     2001        1.000            0.997                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (5/02)......  2006        1.092            1.123          4,657,131
                                                     2005        1.055            1.092          4,592,714
                                                     2004        1.069            1.055          3,701,753
                                                     2003        0.736            1.069            423,768
                                                     2002        0.995            0.736             30,375
                                                     2001        1.000            0.995                 --

  LMPVPIII Large Cap Value Subaccount (5/02).......  2006        1.078            1.254          1,510,863
                                                     2005        1.029            1.078          1,384,192
                                                     2004        0.946            1.029            509,895
                                                     2003        0.753            0.946            131,942
                                                     2002        1.027            0.753             16,251
                                                     2001        1.000            1.027                 --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.207            1.363          4,837,334
                                                     2005        1.133            1.207          4,558,926
                                                     2004        1.043            1.133          3,031,872
                                                     2003        0.817            1.043            305,771
                                                     2002        1.027            0.817             50,575
                                                     2001        1.000            1.027                 --

  LMPVPIII Money Market Subaccount (3/02)..........  2006        0.990            1.019          7,310,300
                                                     2005        0.979            0.990          8,938,799
                                                     2004        0.986            0.979          6,243,825
                                                     2003        0.996            0.986          1,973,279
                                                     2002        1.000            0.996            700,234

  LMPVPIII Social Awareness Stock Subaccount
  (4/02)...........................................  2006        1.016            1.076          2,939,644
                                                     2005        0.989            1.016          2,878,590
                                                     2004        0.947            0.989          1,702,149
                                                     2003        0.747            0.947            610,982
                                                     2002        1.010            0.747            216,899
                                                     2001        1.000            1.010                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (2/04)..........................  2006        1.038            1.160          3,377,777
                                                     2005        1.003            1.038          3,401,260
                                                     2004        1.000            1.003          1,521,728

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (2/04)..................  2006        1.024            1.113          4,140,428
                                                     2005        0.999            1.024          4,325,435
                                                     2004        1.000            0.999          1,071,806

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.078            1.222          2,802,275
                                                     2005        1.029            1.078          2,501,134
                                                     2004        1.000            1.029            670,023

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (2/04)..........................  2006        1.018            1.125          1,184,596
                                                     2005        1.000            1.018          1,220,644
                                                     2004        1.000            1.000            623,702

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.194            1.264             80,496

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.254            1.314          7,018,904

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.075          2,199,812

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.008          1,897,888

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.103            1.142         24,420,649

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.842            0.822          1,997,859

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.076            1.116         13,727,003

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.252            1.338         27,487,362

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068          1,016,963

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.973            1.006          3,255,793

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (4/02)..........................  2006        0.997            1.042                 --
                                                     2005        0.966            0.997          1,628,806
                                                     2004        0.922            0.966            778,637
                                                     2003        0.717            0.922            125,907
                                                     2002        1.000            0.717             69,299

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (7/02)...................................  2006        1.104            1.166                 --
                                                     2005        1.061            1.104          1,735,645
                                                     2004        0.989            1.061          1,202,095
                                                     2003        0.795            0.989            374,299
                                                     2002        1.000            0.795             13,819

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (7/02)....  2006        1.092            1.250          1,007,988
                                                     2005        1.048            1.092            847,903
                                                     2004        0.960            1.048            353,742
                                                     2003        0.791            0.960             92,577
                                                     2002        1.000            0.791             35,462

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (4/02)...........................................  2006        1.497            1.653          7,125,022
                                                     2005        1.414            1.497          6,485,147
                                                     2004        1.180            1.414          1,790,106
                                                     2003        0.875            1.180            202,580
                                                     2002        1.000            0.875             31,067

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (8/02).......................................  2006        1.287            1.616          1,402,929
                                                     2005        1.166            1.287          1,163,455
                                                     2004        1.020            1.166            665,064
                                                     2003        0.807            1.020            149,667
                                                     2002        1.000            0.807              3,381

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/02)...........................................  2006        1.554            1.793          4,650,786
                                                     2005        1.476            1.554          4,110,317
                                                     2004        1.189            1.476          1,706,259
                                                     2003        0.808            1.189            317,621
                                                     2002        1.000            0.808             91,626

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.177            1.254                 --
                                                     2005        1.192            1.177          6,894,912
                                                     2004        1.140            1.192          4,818,421
                                                     2003        0.918            1.140            310,836
                                                     2002        1.000            0.918             22,585

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (3/02).......  2006        1.086            1.076                 --
                                                     2005        1.089            1.086         13,950,241
                                                     2004        1.077            1.089          9,850,096
                                                     2003        1.009            1.077          1,885,210
                                                     2002        1.000            1.009            184,893

  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.125            1.194                 --
                                                     2005        1.021            1.125             80,088
                                                     2004        0.895            1.021             85,120
                                                     2003        0.751            0.895            148,315
                                                     2002        1.020            0.751              5,783
                                                     2001        1.000            1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (4/02)...........................................  2006        0.796            0.842                 --
                                                     2005        0.785            0.796          1,805,962
                                                     2004        0.699            0.785          1,215,305
                                                     2003        0.519            0.699            253,862
                                                     2002        1.031            0.519            135,394
                                                     2001        1.000            1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.213            1.252                 --
                                                     2005        1.198            1.213         25,938,434
                                                     2004        1.092            1.198         12,506,074
                                                     2003        0.953            1.092          2,953,572
                                                     2002        1.023            0.953            433,848
                                                     2001        1.000            1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.092            1.103                 --
                                                     2005        1.071            1.092         21,520,517
                                                     2004        1.000            1.071          6,041,372

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.009            0.973                 --
                                                     2005        1.005            1.009          2,162,376

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.343            1.488         40,660,405
                                                     2005        1.272            1.343         33,653,121
                                                     2004        1.159            1.272         10,092,376
                                                     2003        1.000            1.159            108,186

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.173            1.593          5,413,097
                                                     2005        1.019            1.173          2,858,716

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.230            1.404         33,934,853
                                                     2005        1.201            1.230         30,140,222
                                                     2004        1.040            1.201         13,621,817
                                                     2003        0.808            1.040          2,749,682
                                                     2002        1.020            0.808            751,345
                                                     2001        1.000            1.020                 --

  Van Kampen LIT Growth and Income Subaccount
  (Class II) (3/02)................................  2006        1.300            1.483         14,225,335
                                                     2005        1.204            1.300         12,254,481
                                                     2004        1.073            1.204          6,093,021
                                                     2003        0.854            1.073          2,115,801
                                                     2002        1.019            0.854            349,540
                                                     2001        1.000            1.019                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.920            0.929          8,656,849
                                                     2005        0.869            0.920          7,893,631
                                                     2004        0.827            0.869          5,414,821
                                                     2003        0.662            0.827          2,061,287
                                                     2002        1.000            0.662            735,236

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (2/02)...........................................  2006        1.182            1.395          3,826,350
                                                     2005        1.139            1.182          3,388,787
                                                     2004        1.041            1.139          1,441,365
                                                     2003        0.814            1.041             70,333
                                                     2002        1.000            0.814                 --

  VIP Growth Subaccount (Service Class 2) (7/02)...  2006        0.935            0.974                 --
                                                     2005        0.901            0.935            886,287
                                                     2004        0.888            0.901            307,238
                                                     2003        0.681            0.888             83,046
                                                     2002        1.000            0.681             33,149

  VIP Mid Cap Subaccount (Service Class 2) (4/02)..  2006        1.726            1.908          6,563,289
                                                     2005        1.487            1.726          5,894,141
                                                     2004        1.212            1.487          2,008,398
                                                     2003        0.892            1.212            148,278
                                                     2002        1.000            0.892             39,776

                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (7/02).......................................  2006        1.043            1.085           161,375
                                                     2005        0.979            1.043           168,824
                                                     2004        0.938            0.979           105,046
                                                     2003        0.740            0.938                --
                                                     2002        1.000            0.740                --

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.076           295,332

  AIM V.I. Premier Equity Subaccount (Series II)
  (10/02)..........................................  2006        0.895            0.938                --
                                                     2005        0.865            0.895           203,928
                                                     2004        0.836            0.865           160,205
                                                     2003        0.682            0.836            35,524
                                                     2002        1.000            0.682            35,524

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (5/02).................................  2006        0.830            0.883            55,333
                                                     2005        0.816            0.830            59,896
                                                     2004        0.792            0.816             8,507
                                                     2003        0.561            0.792                --
                                                     2002        1.000            0.561                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/02).................................  2006        0.981            0.957           147,773
                                                     2005        0.871            0.981           128,761
                                                     2004        0.819            0.871            77,090
                                                     2003        0.677            0.819                --
                                                     2002        1.000            0.677             1,910

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.610            1.902           663,156
                                                     2005        1.438            1.610           291,822
                                                     2004        1.291            1.438           102,469
                                                     2003        1.000            1.291                --

  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.566            1.693         1,593,574
                                                     2005        1.373            1.566         1,152,839
                                                     2004        1.244            1.373           365,082
                                                     2003        1.000            1.244                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.405            1.588         1,382,333
                                                     2005        1.353            1.405         1,129,243
                                                     2004        1.249            1.353           366,232
                                                     2003        1.000            1.249                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.275            1.481           761,120
                                                     2005        1.175            1.275           707,934
                                                     2004        1.063            1.175           255,649
                                                     2003        0.866            1.063            29,550
                                                     2002        1.000            0.866             6,924

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.259            1.505           746,620
                                                     2005        1.178            1.259           538,279
                                                     2004        1.035            1.178           209,269
                                                     2003        0.798            1.035            13,506
                                                     2002        1.000            0.798                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.882            1.020           478,557
                                                     2005        0.900            0.882           521,259
                                                     2004        0.887            0.900           399,585
                                                     2003        0.732            0.887           185,683
                                                     2002        1.009            0.732           186,448
                                                     2001        1.000            1.009                --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.066            1.088         2,174,561
                                                     2005        1.070            1.066         2,088,879
                                                     2004        1.058            1.070         1,113,834
                                                     2003        1.071            1.058           373,309
                                                     2002        1.011            1.071           185,573
                                                     2001        1.000            1.011                --

  LMPIS Growth and Income Subaccount (3/02)........  2006        1.073            1.184           875,896
                                                     2005        1.053            1.073           911,116
                                                     2004        0.992            1.053           850,123
                                                     2003        0.776            0.992            79,305
                                                     2002        1.016            0.776             2,505
                                                     2001        1.000            1.016                --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.003            1.057            99,241
                                                     2005        0.962            1.003           100,359
                                                     2004        0.953            0.962            84,407
                                                     2003        0.723            0.953                --
                                                     2002        1.007            0.723                --
                                                     2001        1.000            1.007                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.164            1.236           967,907
                                                     2005        1.157            1.164           890,935
                                                     2004        1.096            1.157           436,460
                                                     2003        0.929            1.096             3,362
                                                     2002        1.012            0.929             3,316
                                                     2001        1.000            1.012                --

  LMPLS Growth Subaccount (10/02)..................  2006        1.135            1.212            87,834
                                                     2005        1.104            1.135           115,215
                                                     2004        1.035            1.104            55,891
                                                     2003        0.813            1.035             2,438
                                                     2002        1.011            0.813             2,444
                                                     2001        1.000            1.011                --

  LMPLS High Growth Subaccount (5/02)..............  2006        1.144            1.229            71,795
                                                     2005        1.100            1.144            85,145
                                                     2004        1.013            1.100            22,216
                                                     2003        0.755            1.013                --
                                                     2002        1.008            0.755                --
                                                     2001        1.000            1.008                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/02)...........................................  2006        1.203            1.333           451,641
                                                     2005        1.169            1.203           308,987
                                                     2004        1.031            1.169           146,485
                                                     2003        0.740            1.031                --
                                                     2002        1.014            0.740                --
                                                     2001        1.000            1.014                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.099            1.238         6,355,388
                                                     2005        1.074            1.099         6,100,306
                                                     2004        1.006            1.074         3,219,651
                                                     2003        0.823            1.006           301,268
                                                     2002        1.017            0.823           150,730
                                                     2001        1.000            1.017                --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.073            1.171         2,103,309
                                                     2005        1.000            1.073         1,176,130

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.165            1.336         6,737,226
                                                     2005        1.134            1.165         6,390,231
                                                     2004        1.068            1.134         3,672,945
                                                     2003        0.785            1.068           138,029
                                                     2002        1.016            0.785            96,176
                                                     2001        1.000            1.016                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        0.996            1.018           229,486
                                                     2005        0.992            0.996           547,773
                                                     2004        1.000            0.992           392,451

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.032            1.101         8,356,321
                                                     2005        0.942            1.032         7,532,695
                                                     2004        0.873            0.942         4,280,561
                                                     2003        0.661            0.873           320,535
                                                     2002        1.001            0.661           216,871
                                                     2001        1.000            1.001                --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.301            1.417         1,775,375
                                                     2005        1.292            1.301         1,619,152
                                                     2004        1.192            1.292           947,512
                                                     2003        0.953            1.192            45,868
                                                     2002        1.004            0.953            21,504
                                                     2001        1.000            1.004                --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.152            1.423           604,078
                                                     2005        1.051            1.152           596,957
                                                     2004        0.909            1.051           246,040
                                                     2003        0.727            0.909            24,970
                                                     2002        1.000            0.727            16,692
                                                     2002        0.997            1.000                --
                                                     2001        1.000            0.997                --

  LMPVPIII Large Cap Growth Subaccount (5/02)......  2006        1.081            1.109           526,286
                                                     2005        1.047            1.081           578,542
                                                     2004        1.063            1.047           445,771
                                                     2003        0.734            1.063             7,128
                                                     2002        0.995            0.734             3,932
                                                     2001        1.000            0.995                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (5/02).......  2006        1.067            1.238           198,066
                                                     2005        1.021            1.067           201,133
                                                     2004        0.941            1.021           121,128
                                                     2003        0.751            0.941                --
                                                     2002        1.027            0.751                --
                                                     2001        1.000            1.027                --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.195            1.346           553,372
                                                     2005        1.124            1.195           508,747
                                                     2004        1.038            1.124           231,571
                                                     2003        0.815            1.038            32,618
                                                     2002        1.027            0.815             7,852
                                                     2001        1.000            1.027                --

  LMPVPIII Money Market Subaccount (3/02)..........  2006        0.980            1.006         1,161,331
                                                     2005        0.971            0.980         1,506,215
                                                     2004        0.981            0.971           930,200
                                                     2003        0.994            0.981            24,646
                                                     2002        1.000            0.994            14,481

  LMPVPIII Social Awareness Stock Subaccount
  (4/02)...........................................  2006        1.005            1.062           149,491
                                                     2005        0.982            1.005           207,911
                                                     2004        0.942            0.982           195,977
                                                     2003        0.745            0.942             8,238
                                                     2002        1.010            0.745             8,238
                                                     2001        1.000            1.010                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (2/04)..........................  2006        1.033            1.152           174,980
                                                     2005        1.000            1.033           183,189
                                                     2004        1.000            1.000            75,446

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (2/04)..................  2006        1.020            1.105           557,384
                                                     2005        0.997            1.020           566,640
                                                     2004        1.000            0.997           142,461

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.073            1.213           358,579
                                                     2005        1.026            1.073           342,927
                                                     2004        1.000            1.026            58,989

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (2/04)..........................  2006        1.014            1.117           121,990
                                                     2005        0.998            1.014           177,059
                                                     2004        1.000            0.998            80,820

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.181            1.248             5,213

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.241            1.298           895,852

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074           394,695

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.006           391,836

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.097            1.134         2,524,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.833            0.811           421,407

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.064            1.102         1,260,190

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.238            1.321         2,404,225

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067           256,247

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.970            1.002           484,312

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (4/02)..........................  2006        0.987            1.031                --
                                                     2005        0.959            0.987           364,731
                                                     2004        0.917            0.959           219,546
                                                     2003        0.715            0.917             2,996
                                                     2002        1.000            0.715                --

  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (7/02)...................................  2006        1.093            1.154                --
                                                     2005        1.053            1.093           301,029
                                                     2004        0.984            1.053           174,458
                                                     2003        0.793            0.984            11,371
                                                     2002        1.000            0.793            11,239

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (7/02)....  2006        1.081            1.234           318,450
                                                     2005        1.040            1.081           287,728
                                                     2004        0.956            1.040           112,612
                                                     2003        0.789            0.956            20,592
                                                     2002        1.000            0.789                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (4/02)...........................................  2006        1.482            1.633           969,085
                                                     2005        1.403            1.482           933,821
                                                     2004        1.175            1.403           294,695
                                                     2003        0.873            1.175            19,751
                                                     2002        1.000            0.873            19,890

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (8/02).......................................  2006        1.274            1.596           187,911
                                                     2005        1.157            1.274           114,947
                                                     2004        1.015            1.157           101,688
                                                     2003        0.805            1.015                --
                                                     2002        1.000            0.805                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/02)...........................................  2006        1.539            1.771           913,185
                                                     2005        1.465            1.539           816,143
                                                     2004        1.183            1.465           205,603
                                                     2003        0.806            1.183            32,632
                                                     2002        1.000            0.806            30,261

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.165            1.241                --
                                                     2005        1.183            1.165           702,143
                                                     2004        1.135            1.183           319,270
                                                     2003        0.916            1.135             2,073
                                                     2002        1.000            0.916                --

  Travelers Managed Income Subaccount (3/02).......  2006        1.075            1.064                --
                                                     2005        1.081            1.075         1,363,245
                                                     2004        1.071            1.081           923,519
                                                     2003        1.007            1.071            35,241
                                                     2002        1.000            1.007             5,025

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.114            1.181                --
                                                     2005        1.013            1.114             5,610
                                                     2004        0.891            1.013            29,057
                                                     2003        0.749            0.891            32,180
                                                     2002        1.020            0.749             6,523
                                                     2001        1.000            1.020                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (4/02)...........................................  2006        0.788            0.833                --
                                                     2005        0.779            0.788           450,317
                                                     2004        0.696            0.779           290,136
                                                     2003        0.517            0.696                --
                                                     2002        1.031            0.517                --
                                                     2001        1.000            1.031                --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.201            1.238                --
                                                     2005        1.189            1.201         2,172,182
                                                     2004        1.087            1.189           915,568
                                                     2003        0.951            1.087           114,345
                                                     2002        1.023            0.951            42,663
                                                     2001        1.000            1.023                --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.087            1.097                --
                                                     2005        1.069            1.087         2,444,255
                                                     2004        1.000            1.069         1,228,205

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.008            0.970                --
                                                     2005        1.004            1.008           238,562

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.335            1.474         3,767,295
                                                     2005        1.267            1.335         3,140,206
                                                     2004        1.158            1.267           774,400
                                                     2003        1.000            1.158                --

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.171            1.587           938,458
                                                     2005        1.019            1.171           427,330

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.218            1.386         4,369,683
                                                     2005        1.192            1.218         3,821,493
                                                     2004        1.034            1.192         1,623,320
                                                     2003        0.806            1.034           144,654
                                                     2002        1.020            0.806           155,076
                                                     2001        1.000            1.020                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Van Kampen LIT Growth and Income Subaccount
  (Class II) (3/02)................................  2006        1.287            1.464         2,362,101
                                                     2005        1.195            1.287         1,889,263
                                                     2004        1.067            1.195           889,669
                                                     2003        0.852            1.067           152,148
                                                     2002        1.019            0.852           144,121
                                                     2001        1.000            1.019                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.911            0.917         1,594,820
                                                     2005        0.863            0.911         1,477,962
                                                     2004        0.823            0.863           592,605
                                                     2003        0.660            0.823           100,020
                                                     2002        1.000            0.660            99,270

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (2/02)...........................................  2006        1.171            1.378           335,620
                                                     2005        1.130            1.171           221,702
                                                     2004        1.035            1.130            52,352
                                                     2003        0.812            1.035             2,323
                                                     2002        1.000            0.812             2,133

  VIP Growth Subaccount (Service Class 2) (7/02)...  2006        0.926            0.963                --
                                                     2005        0.894            0.926           278,574
                                                     2004        0.884            0.894           160,354
                                                     2003        0.680            0.884                --
                                                     2002        1.000            0.680                --

  VIP Mid Cap Subaccount (Service Class 2) (4/02)..  2006        1.709            1.885         1,023,785
                                                     2005        1.476            1.709           880,194
                                                     2004        1.206            1.476           282,598
                                                     2003        0.889            1.206            19,424
                                                     2002        1.000            0.889            26,016




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (1/02).......................................  2006        1.053            1.099          1,154,270
                                                     2005        0.986            1.053          1,092,486
                                                     2004        0.943            0.986          1,077,607
                                                     2003        0.742            0.943            761,864
                                                     2002        1.000            0.742            381,270

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.078          1,418,171

  AIM V.I. Premier Equity Subaccount (Series II)
  (1/02)...........................................  2006        0.904            0.948                 --
                                                     2005        0.872            0.904          1,299,525
                                                     2004        0.840            0.872          1,085,405
                                                     2003        0.684            0.840            932,004
                                                     2002        1.000            0.684            607,232

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (1/02).................................  2006        0.839            0.894          1,414,842
                                                     2005        0.822            0.839          1,620,215
                                                     2004        0.796            0.822          1,559,555
                                                     2003        0.563            0.796          1,174,255
                                                     2002        1.000            0.563            267,834

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (1/02).................................  2006        0.991            0.969          1,394,296
                                                     2005        0.877            0.991          1,203,723
                                                     2004        0.823            0.877          1,223,901
                                                     2003        0.678            0.823            949,919
                                                     2002        1.000            0.678            319,132

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.620            1.919          7,432,127
                                                     2005        1.444            1.620          4,389,212
                                                     2004        1.293            1.444          2,257,467
                                                     2003        1.072            1.293            575,003

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.576            1.709         22,394,851
                                                     2005        1.379            1.576         16,387,765
                                                     2004        1.246            1.379          7,513,013
                                                     2003        1.113            1.246          1,844,532

  American Funds Growth-Income Subaccount (Class 2)
  (6/03)...........................................  2006        1.414            1.602         18,427,635
                                                     2005        1.358            1.414         15,653,534
                                                     2004        1.251            1.358          8,585,788
                                                     2003        1.080            1.251          2,201,925

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (1/02)........................................  2006        1.288            1.500         36,284,203
                                                     2005        1.184            1.288         30,290,245
                                                     2004        1.069            1.184         16,331,713
                                                     2003        0.868            1.069          7,568,125
                                                     2002        1.000            0.868          1,962,284

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (1/02).................................  2006        1.271            1.523         18,297,244
                                                     2005        1.187            1.271         15,288,996
                                                     2004        1.040            1.187          9,039,659
                                                     2003        0.800            1.040          4,994,641
                                                     2002        1.000            0.800          2,095,522

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.890            1.033         13,714,100
                                                     2005        0.907            0.890         15,088,397
                                                     2004        0.892            0.907         13,921,645
                                                     2003        0.734            0.892         12,898,299
                                                     2002        1.009            0.734          8,588,329
                                                     2001        1.000            1.009                 --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.076            1.102         62,666,727
                                                     2005        1.078            1.076         68,499,731
                                                     2004        1.063            1.078         68,341,140
                                                     2003        1.073            1.063         63,462,120
                                                     2002        1.011            1.073         36,659,033
                                                     2001        1.000            1.011                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPIS Growth and Income Subaccount (2/02)........  2006        1.084            1.199         21,713,916
                                                     2005        1.061            1.084         24,074,224
                                                     2004        0.997            1.061         24,352,581
                                                     2003        0.778            0.997         17,476,253
                                                     2002        1.016            0.778          8,370,704
                                                     2001        1.000            1.016                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.014            1.070          1,260,889
                                                     2005        0.969            1.014          1,390,977
                                                     2004        0.958            0.969          1,488,652
                                                     2003        0.725            0.958            884,681
                                                     2002        1.007            0.725            388,569
                                                     2001        1.000            1.007                 --

Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.176            1.252         26,545,866
                                                     2005        1.166            1.176         29,448,631
                                                     2004        1.102            1.166         27,808,469
                                                     2003        0.931            1.102         18,990,148
                                                     2002        1.012            0.931          9,889,468
                                                     2001        1.000            1.012                 --

  LMPLS Growth Subaccount (2/02)...................  2006        1.146            1.227          3,895,427
                                                     2005        1.112            1.146          4,282,070
                                                     2004        1.041            1.112          4,445,270
                                                     2003        0.815            1.041          3,599,500
                                                     2002        1.011            0.815          2,042,002
                                                     2001        1.000            1.011                 --

  LMPLS High Growth Subaccount (3/02)..............  2006        1.156            1.245          2,040,378
                                                     2005        1.108            1.156          2,298,313
                                                     2004        1.018            1.108          2,060,321
                                                     2003        0.756            1.018          1,169,683
                                                     2002        1.009            0.756            466,499
                                                     2001        1.000            1.009                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (2/02)...........................................  2006        1.215            1.350          5,306,600
                                                     2005        1.178            1.215          4,909,438
                                                     2004        1.036            1.178          4,782,328
                                                     2003        0.742            1.036          3,203,973
                                                     2002        1.014            0.742          1,595,685
                                                     2001        1.000            1.014                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.110            1.253        149,172,572
                                                     2005        1.082            1.110        155,142,727
                                                     2004        1.011            1.082        137,920,833
                                                     2003        0.825            1.011         88,035,333
                                                     2002        1.017            0.825         35,777,863
                                                     2001        1.000            1.017                 --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.075            1.176         26,099,559
                                                     2005        1.000            1.075         18,327,731

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.177            1.353        163,498,411
                                                     2005        1.142            1.177        174,576,320
                                                     2004        1.073            1.142        160,011,735
                                                     2003        0.787            1.073        107,576,060
                                                     2002        1.016            0.787         51,708,377
                                                     2001        1.000            1.016                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        1.001            1.025          2,454,655
                                                     2005        0.994            1.001          2,641,727
                                                     2004        1.000            0.994          1,103,173

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.042            1.115        194,859,317
                                                     2005        0.949            1.042        198,614,689
                                                     2004        0.877            0.949        178,313,906
                                                     2003        0.663            0.877        115,850,423
                                                     2002        1.001            0.663         53,566,170
                                                     2001        1.000            1.001                 --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.314            1.435         33,590,399
                                                     2005        1.302            1.314         35,168,444
                                                     2004        1.199            1.302         29,278,952
                                                     2003        0.956            1.199         16,909,642
                                                     2002        1.004            0.956          5,535,785
                                                     2001        1.000            1.004                 --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.164            1.441          6,986,401
                                                     2005        1.059            1.164          7,358,772
                                                     2004        0.913            1.059          6,739,520
                                                     2003        0.729            0.913          4,907,935
                                                     2002        0.997            0.729          2,163,754
                                                     2001        1.000            0.997                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.092            1.123         16,323,187
                                                     2005        1.055            1.092         17,343,718
                                                     2004        1.069            1.055         17,325,882
                                                     2003        0.736            1.069         11,429,389
                                                     2002        0.995            0.736          3,199,210
                                                     2001        1.000            0.995                 --

  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.078            1.254          5,409,449
                                                     2005        1.029            1.078          5,473,119
                                                     2004        0.946            1.029          4,853,022
                                                     2003        0.753            0.946          4,042,327
                                                     2002        1.027            0.753          1,545,399
                                                     2001        1.000            1.027                 --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.207            1.363         17,120,209
                                                     2005        1.133            1.207         18,819,813
                                                     2004        1.043            1.133         18,624,981
                                                     2003        0.817            1.043         15,085,591
                                                     2002        1.027            0.817          7,958,407
                                                     2001        1.000            1.027                 --

  LMPVPIII Money Market Subaccount (2/02)..........  2006        0.990            1.019         27,994,003
                                                     2005        0.979            0.990         34,665,549
                                                     2004        0.986            0.979         39,228,751
                                                     2003        0.996            0.986         34,695,987
                                                     2002        1.000            0.996         27,866,936

  LMPVPIII Social Awareness Stock Subaccount
  (2/02)...........................................  2006        1.016            1.076          7,140,102
                                                     2005        0.989            1.016          8,196,156
                                                     2004        0.947            0.989          8,618,425
                                                     2003        0.747            0.947          6,309,864
                                                     2002        1.010            0.747          3,231,899
                                                     2001        1.000            1.010                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/04)..........................  2006        1.038            1.160          3,264,696
                                                     2005        1.003            1.038          3,362,905
                                                     2004        0.997            1.003          2,153,379

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (3/04)..................  2006        1.024            1.113          3,630,658
                                                     2005        0.999            1.024          3,626,249
                                                     2004        0.963            0.999          1,898,313

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.078            1.222          2,058,227
                                                     2005        1.029            1.078          1,942,557
                                                     2004        0.987            1.029            971,238

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (4/04)..........................  2006        1.018            1.125            710,153
                                                     2005        1.000            1.018            812,122
                                                     2004        0.982            1.000            687,609

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.194            1.264          2,563,110

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.254            1.314         16,621,877

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.075          6,661,735

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.008          5,375,003

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.103            1.142         32,547,006

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.842            0.822          6,012,058

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.076            1.116         33,211,682

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.252            1.338         65,891,290

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068          2,763,617

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.973            1.006          7,266,256

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (1/02)..........................  2006        0.997            1.042                 --
                                                     2005        0.966            0.997          5,379,839
                                                     2004        0.922            0.966          5,141,151
                                                     2003        0.717            0.922          4,008,783
                                                     2002        1.000            0.717          1,764,279

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (1/02)...................................  2006        1.104            1.166                 --
                                                     2005        1.061            1.104          6,413,447
                                                     2004        0.989            1.061          6,508,028
                                                     2003        0.795            0.989          5,471,650
                                                     2002        1.000            0.795          2,403,025

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (1/02)....  2006        1.092            1.250          2,178,405
                                                     2005        1.048            1.092          2,162,951
                                                     2004        0.960            1.048          1,995,491
                                                     2003        0.791            0.960          1,358,575
                                                     2002        1.000            0.791            639,742

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (1/02)...........................................  2006        1.497            1.653         12,464,001
                                                     2005        1.414            1.497         11,632,085
                                                     2004        1.180            1.414          6,608,509
                                                     2003        0.875            1.180          3,512,972
                                                     2002        1.000            0.875          1,786,015

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (1/02).......................................  2006        1.287            1.616          3,365,097
                                                     2005        1.166            1.287          2,744,099
                                                     2004        1.020            1.166          2,190,698
                                                     2003        0.807            1.020          1,815,234
                                                     2002        1.000            0.807            922,947

  Putnam VT Small Cap Value Subaccount (Class IB)
  (1/02)...........................................  2006        1.554            1.793          9,862,779
                                                     2005        1.476            1.554          8,606,888
                                                     2004        1.189            1.476          6,176,092
                                                     2003        0.808            1.189          3,503,133
                                                     2002        1.000            0.808          1,871,036

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (1/02)...........................................  2006        1.177            1.254                 --
                                                     2005        1.192            1.177         18,097,453
                                                     2004        1.140            1.192         18,257,454
                                                     2003        0.918            1.140         10,471,039
                                                     2002        1.000            0.918          3,886,675

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (1/02).......  2006        1.086            1.076                 --
                                                     2005        1.089            1.086         37,926,777
                                                     2004        1.077            1.089         37,028,523
                                                     2003        1.009            1.077         27,700,968
                                                     2002        1.000            1.009          8,413,347

  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.125            1.194                 --
                                                     2005        1.021            1.125          2,898,122
                                                     2004        0.895            1.021          3,462,259
                                                     2003        0.751            0.895          3,278,969
                                                     2002        1.020            0.751          2,035,876
                                                     2001        1.000            1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (2/02)...........................................  2006        0.796            0.842                 --
                                                     2005        0.785            0.796          6,679,817
                                                     2004        0.699            0.785          6,450,235
                                                     2003        0.519            0.699          5,024,422
                                                     2002        1.031            0.519          2,513,043
                                                     2001        1.000            1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.213            1.252                 --
                                                     2005        1.198            1.213         69,127,365
                                                     2004        1.092            1.198         61,658,986
                                                     2003        0.953            1.092         44,157,745
                                                     2002        1.023            0.953         20,349,095
                                                     2001        1.000            1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.092            1.103                 --
                                                     2005        1.071            1.092         25,963,992
                                                     2004        1.000            1.071          6,291,670

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.009            0.973                 --
                                                     2005        1.000            1.009          4,028,431

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.343            1.488         92,881,762
                                                     2005        1.272            1.343         87,670,300
                                                     2004        1.159            1.272         51,520,513
                                                     2003        1.016            1.159         14,602,910

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.173            1.593         11,702,824
                                                     2005        1.000            1.173          5,692,305

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.230            1.404         83,510,128
                                                     2005        1.201            1.230         83,415,232
                                                     2004        1.040            1.201         66,370,502
                                                     2003        0.808            1.040         46,233,542
                                                     2002        1.020            0.808         24,650,743
                                                     2001        1.000            1.020                 --

  Van Kampen LIT Growth and Income Subaccount
  (Class II) (2/02)................................  2006        1.300            1.483         48,745,625
                                                     2005        1.204            1.300         49,977,234
                                                     2004        1.073            1.204         43,119,673
                                                     2003        0.854            1.073         35,159,389
                                                     2002        1.019            0.854         18,418,400
                                                     2001        1.000            1.019                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.920            0.929         20,410,232
                                                     2005        0.869            0.920         21,465,513
                                                     2004        0.827            0.869         20,850,171
                                                     2003        0.662            0.827         16,621,436
                                                     2002        1.000            0.662          9,580,394

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (1/02)...........................................  2006        1.182            1.395          6,336,386
                                                     2005        1.139            1.182          5,931,580
                                                     2004        1.041            1.139          5,062,464
                                                     2003        0.814            1.041          3,432,360
                                                     2002        1.000            0.814          1,858,184

  VIP Growth Subaccount (Service Class 2) (1/02)...  2006        0.935            0.974                 --
                                                     2005        0.901            0.935          2,575,619
                                                     2004        0.888            0.901          2,119,684
                                                     2003        0.681            0.888          1,596,479
                                                     2002        1.000            0.681            868,137

  VIP Mid Cap Subaccount (Service Class 2) (1/02)..  2006        1.726            1.908         13,521,062
                                                     2005        1.487            1.726         11,040,201
                                                     2004        1.212            1.487          6,568,572
                                                     2003        0.892            1.212          2,848,282
                                                     2002        1.000            0.892          1,430,300

                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (1/02).......................................  2006        1.043            1.085            202,327
                                                     2005        0.979            1.043            240,175
                                                     2004        0.938            0.979            229,571
                                                     2003        0.740            0.938            192,718
                                                     2002        1.000            0.740             36,499

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.076            325,682

  AIM V.I. Premier Equity Subaccount (Series II)
  (1/02)...........................................  2006        0.895            0.938                 --
                                                     2005        0.865            0.895            313,864
                                                     2004        0.836            0.865            309,789
                                                     2003        0.682            0.836            197,321
                                                     2002        1.000            0.682             46,815

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (1/02).................................  2006        0.830            0.883            278,723
                                                     2005        0.816            0.830            247,051
                                                     2004        0.792            0.816            221,396
                                                     2003        0.561            0.792            224,735
                                                     2002        1.000            0.561             91,138

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (1/02).................................  2006        0.981            0.957             81,353
                                                     2005        0.871            0.981             81,689
                                                     2004        0.819            0.871             84,080
                                                     2003        0.677            0.819             75,228
                                                     2002        1.000            0.677             37,120

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.610            1.902          1,223,211
                                                     2005        1.438            1.610            911,024
                                                     2004        1.291            1.438            385,385
                                                     2003        1.071            1.291             29,570

  American Funds Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.566            1.693          3,265,214
                                                     2005        1.373            1.566          3,085,691
                                                     2004        1.244            1.373          1,392,278
                                                     2003        1.112            1.244            282,597

  American Funds Growth-Income Subaccount (Class 2)
  (6/03)...........................................  2006        1.405            1.588          2,805,399
                                                     2005        1.353            1.405          2,590,211
                                                     2004        1.249            1.353          1,014,630
                                                     2003        1.080            1.249            173,814

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (1/02)........................................  2006        1.275            1.481          4,395,309
                                                     2005        1.175            1.275          3,986,065
                                                     2004        1.063            1.175          1,875,066
                                                     2003        0.866            1.063            896,114
                                                     2002        1.000            0.866            236,332

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (1/02).................................  2006        1.259            1.505          1,996,610
                                                     2005        1.178            1.259          1,560,387
                                                     2004        1.035            1.178          1,251,578
                                                     2003        0.798            1.035            618,235
                                                     2002        1.000            0.798            308,000

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.882            1.020          2,153,520
                                                     2005        0.900            0.882          2,133,013
                                                     2004        0.887            0.900          1,847,010
                                                     2003        0.732            0.887          1,685,023
                                                     2002        1.009            0.732            864,150
                                                     2001        1.000            1.009                 --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.066            1.088          8,673,255
                                                     2005        1.070            1.066          9,141,730
                                                     2004        1.058            1.070          9,068,341
                                                     2003        1.071            1.058          8,260,011
                                                     2002        1.011            1.071          3,801,561
                                                     2001        1.000            1.011                 --

  LMPIS Growth and Income Subaccount (2/02)........  2006        1.073            1.184          3,985,595
                                                     2005        1.053            1.073          4,517,515
                                                     2004        0.992            1.053          4,201,219
                                                     2003        0.776            0.992          3,045,686
                                                     2002        1.016            0.776            904,823
                                                     2001        1.000            1.016                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.003            1.057            319,586
                                                     2005        0.962            1.003            496,279
                                                     2004        0.953            0.962            359,780
                                                     2003        0.723            0.953            206,672
                                                     2002        1.007            0.723             65,709
                                                     2001        1.000            1.007                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.164            1.236          3,704,000
                                                     2005        1.157            1.164          4,469,039
                                                     2004        1.096            1.157          4,556,847
                                                     2003        0.929            1.096          3,932,435
                                                     2002        1.012            0.929          2,347,467
                                                     2001        1.000            1.012                 --

  LMPLS Growth Subaccount (2/02)...................  2006        1.135            1.212          1,067,631
                                                     2005        1.104            1.135          1,184,409
                                                     2004        1.035            1.104          1,189,301
                                                     2003        0.813            1.035          1,004,326
                                                     2002        1.011            0.813            628,983
                                                     2001        1.000            1.011                 --

  LMPLS High Growth Subaccount (3/02)..............  2006        1.144            1.229            283,022
                                                     2005        1.100            1.144            227,750
                                                     2004        1.013            1.100            238,199
                                                     2003        0.755            1.013            122,977
                                                     2002        1.008            0.755            258,874
                                                     2001        1.000            1.008                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (2/02)...........................................  2006        1.203            1.333            494,456
                                                     2005        1.169            1.203            561,533
                                                     2004        1.031            1.169            583,489
                                                     2003        0.740            1.031            586,440
                                                     2002        1.014            0.740            262,012
                                                     2001        1.000            1.014                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.099            1.238         21,411,414
                                                     2005        1.074            1.099         24,423,541
                                                     2004        1.006            1.074         20,966,180
                                                     2003        0.823            1.006         13,856,750
                                                     2002        1.017            0.823          4,867,753
                                                     2001        1.000            1.017                 --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.073            1.171          3,176,191
                                                     2005        1.000            1.073          2,026,765

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.165            1.336         22,402,759
                                                     2005        1.134            1.165         25,071,566
                                                     2004        1.068            1.134         22,496,777
                                                     2003        0.785            1.068         15,231,228
                                                     2002        1.016            0.785          6,510,825
                                                     2001        1.000            1.016                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        0.996            1.018            231,208
                                                     2005        0.992            0.996            223,798
                                                     2004        1.000            0.992            156,852

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.032            1.101         25,641,545
                                                     2005        0.942            1.032         27,286,660
                                                     2004        0.873            0.942         24,370,479
                                                     2003        0.661            0.873         16,197,046
                                                     2002        1.001            0.661          6,443,339
                                                     2001        1.000            1.001                 --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.301            1.417          4,920,591
                                                     2005        1.292            1.301          5,461,831
                                                     2004        1.192            1.292          4,550,092
                                                     2003        0.953            1.192          3,664,412
                                                     2002        1.004            0.953            867,832
                                                     2001        1.000            1.004                 --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.152            1.423          1,237,657
                                                     2005        1.051            1.152          1,370,936
                                                     2004        0.909            1.051          1,352,374
                                                     2003        0.727            0.909            915,183
                                                     2002        1.000            0.727            444,810
                                                     2002        0.997            1.000                 --
                                                     2001        1.000            0.997                 --

  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.081            1.109          1,576,460
                                                     2005        1.047            1.081          2,164,817
                                                     2004        1.063            1.047          2,099,159
                                                     2003        0.734            1.063          1,278,714
                                                     2002        0.995            0.734            468,934
                                                     2001        1.000            0.995                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.067            1.238            685,043
                                                     2005        1.021            1.067            738,870
                                                     2004        0.941            1.021            749,840
                                                     2003        0.751            0.941            696,285
                                                     2002        1.027            0.751            342,080
                                                     2001        1.000            1.027                 --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.195            1.346          2,013,539
                                                     2005        1.124            1.195          2,287,011
                                                     2004        1.038            1.124          2,110,037
                                                     2003        0.815            1.038          1,803,289
                                                     2002        1.027            0.815            996,513
                                                     2001        1.000            1.027                 --

  LMPVPIII Money Market Subaccount (2/02)..........  2006        0.980            1.006          3,268,257
                                                     2005        0.971            0.980          3,724,514
                                                     2004        0.981            0.971          5,172,548
                                                     2003        0.994            0.981          5,368,806
                                                     2002        1.000            0.994          3,630,924

  LMPVPIII Social Awareness Stock Subaccount
  (2/02)...........................................  2006        1.005            1.062            903,070
                                                     2005        0.982            1.005          1,068,555
                                                     2004        0.942            0.982            930,219
                                                     2003        0.745            0.942            859,550
                                                     2002        1.010            0.745            378,685
                                                     2001        1.000            1.010                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/04)..........................  2006        1.033            1.152            645,523
                                                     2005        1.000            1.033            594,595
                                                     2004        0.997            1.000            424,410

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (3/04)..................  2006        1.020            1.105            401,282
                                                     2005        0.997            1.020            578,376
                                                     2004        0.962            0.997            316,002

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.073            1.213            341,381
                                                     2005        1.026            1.073            443,186
                                                     2004        0.987            1.026            287,731

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (4/04)..........................  2006        1.014            1.117            654,277
                                                     2005        0.998            1.014            700,287
                                                     2004        0.982            0.998            598,174

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.181            1.248            293,766

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.241            1.298          2,255,266

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074            973,764

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.006            844,137

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.097            1.134          3,480,407

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.833            0.811            771,578

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.064            1.102          4,099,682

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.238            1.321          7,537,235

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            645,611

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.970            1.002            482,213

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (1/02)..........................  2006        0.987            1.031                 --
                                                     2005        0.959            0.987            868,538
                                                     2004        0.917            0.959            742,889
                                                     2003        0.715            0.917            656,134
                                                     2002        1.000            0.715            250,885

  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (1/02)...................................  2006        1.093            1.154                 --
                                                     2005        1.053            1.093            878,337
                                                     2004        0.984            1.053            924,515
                                                     2003        0.793            0.984            738,923
                                                     2002        1.000            0.793            204,337

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (1/02)....  2006        1.081            1.234            458,015
                                                     2005        1.040            1.081            553,184
                                                     2004        0.956            1.040            534,842
                                                     2003        0.789            0.956            280,451
                                                     2002        1.000            0.789            137,457

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (1/02)...........................................  2006        1.482            1.633          1,447,559
                                                     2005        1.403            1.482          1,459,777
                                                     2004        1.175            1.403            841,746
                                                     2003        0.873            1.175            662,686
                                                     2002        1.000            0.873            166,486

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (1/02).......................................  2006        1.274            1.596            407,536
                                                     2005        1.157            1.274            207,492
                                                     2004        1.015            1.157            183,018
                                                     2003        0.805            1.015            216,412
                                                     2002        1.000            0.805            117,321

  Putnam VT Small Cap Value Subaccount (Class IB)
  (1/02)...........................................  2006        1.539            1.771          1,311,328
                                                     2005        1.465            1.539          1,186,488
                                                     2004        1.183            1.465            716,503
                                                     2003        0.806            1.183            403,015
                                                     2002        1.000            0.806            200,289

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (1/02)...........................................  2006        1.165            1.241                 --
                                                     2005        1.183            1.165          2,254,615
                                                     2004        1.135            1.183          1,817,843
                                                     2003        0.916            1.135          1,196,043
                                                     2002        1.000            0.916            212,419

  Travelers Managed Income Subaccount (1/02).......  2006        1.075            1.064                 --
                                                     2005        1.081            1.075          4,382,714
                                                     2004        1.071            1.081          4,729,731
                                                     2003        1.007            1.071          2,801,167
                                                     2002        1.000            1.007            892,590

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.114            1.181                 --
                                                     2005        1.013            1.114            353,121
                                                     2004        0.891            1.013            409,648
                                                     2003        0.749            0.891            403,330
                                                     2002        1.020            0.749            162,046
                                                     2001        1.000            1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (2/02)...........................................  2006        0.788            0.833                 --
                                                     2005        0.779            0.788            855,494
                                                     2004        0.696            0.779            833,779
                                                     2003        0.517            0.696            866,277
                                                     2002        1.031            0.517            413,979
                                                     2001        1.000            1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.201            1.238                 --
                                                     2005        1.189            1.201          8,046,427
                                                     2004        1.087            1.189          6,007,575
                                                     2003        0.951            1.087          4,391,128
                                                     2002        1.023            0.951          1,656,799
                                                     2001        1.000            1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.087            1.097                 --
                                                     2005        1.069            1.087          3,279,930
                                                     2004        1.000            1.069            933,893

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.008            0.970                 --
                                                     2005        1.000            1.008            271,553

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.335            1.474         10,407,477
                                                     2005        1.267            1.335         10,216,786
                                                     2004        1.158            1.267          5,875,896
                                                     2003        1.016            1.158          1,681,850

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.171            1.587          1,933,273
                                                     2005        1.000            1.171          1,013,473

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.218            1.386         10,667,905
                                                     2005        1.192            1.218         11,124,820
                                                     2004        1.034            1.192          9,212,344
                                                     2003        0.806            1.034          6,939,669
                                                     2002        1.020            0.806          2,909,821
                                                     2001        1.000            1.020                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Van Kampen LIT Growth and Income Subaccount
  (Class II) (2/02)................................  2006        1.287            1.464          7,132,339
                                                     2005        1.195            1.287          7,427,230
                                                     2004        1.067            1.195          6,993,309
                                                     2003        0.852            1.067          5,719,195
                                                     2002        1.019            0.852          2,434,809
                                                     2001        1.000            1.019                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.911            0.917          4,748,476
                                                     2005        0.863            0.911          5,047,438
                                                     2004        0.823            0.863          5,321,920
                                                     2003        0.660            0.823          3,913,231
                                                     2002        1.000            0.660          1,495,362

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (1/02)...........................................  2006        1.171            1.378          1,270,069
                                                     2005        1.130            1.171          1,248,723
                                                     2004        1.035            1.130            823,033
                                                     2003        0.812            1.035            621,111
                                                     2002        1.000            0.812            290,414

  VIP Growth Subaccount (Service Class 2) (1/02)...  2006        0.926            0.963                 --
                                                     2005        0.894            0.926            859,177
                                                     2004        0.884            0.894            564,171
                                                     2003        0.680            0.884            382,481
                                                     2002        1.000            0.680            239,307

  VIP Mid Cap Subaccount (Service Class 2) (1/02)..  2006        1.709            1.885          1,910,023
                                                     2005        1.476            1.709          1,624,818
                                                     2004        1.206            1.476            833,326
                                                     2003        0.889            1.206            272,951
                                                     2002        1.000            0.889            183,898




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

The Underlying Funds listed below were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
     Legg Mason Partners Variable Lifestyle      Legg Mason Partners Variable Lifestyle
       Balanced Portfolio                           Allocation 50%
     Legg Mason Partners Variable Lifestyle      Legg Mason Partners Variable Lifestyle
       Growth Portfolio                             Allocation 70%
     Legg Mason Partners Variable Lifestyle      Legg Mason Partners Variable Lifestyle
       High Growth Portfolio                        Allocation 85%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International     Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social            Legg Mason Partners Variable Social
     Awareness Stock Portfolio                      Awareness Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
     Emerging Growth Portfolio                   Strategic Growth Portfolio


UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend        Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Government      Legg Mason Partners Variable Government
     Portfolio -- Class A                           Portfolio -- Class I
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and      Legg Mason Partners Variable Appreciation
     Income Portfolio                               Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Premier         Legg Mason Partners Variable Aggressive
     Selections All Cap Growth Portfolio            Growth Portfolio -- Class I
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle       Legg Mason Partners Variable Lifestyle
     Allocation 50%                                 Allocation 50%
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle       Legg Mason Partners Variable Lifestyle
     Allocation 70%                                 Allocation 70%
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle       Legg Mason Partners Variable Lifestyle
     Allocation 85%                                 Allocation 85%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Investors
     Value Portfolio                                Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core    Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market    Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Portfolio                            Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Opportunities Portfolio                 Portfolio -- Class I


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Capital Appreciation                Met/AIM Capital Appreciation
     Fund -- Series II                              Portfolio -- Class E
AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series II       Capital Guardian U.S. Equity Portfolio --
                                                    Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B


UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A


                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-19, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-19.

Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-19

[ ] MLAC-Book-19

                                  PRIMELITE II

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 30, 2007

                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (808) 556-5412 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS



          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account PF for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") (formerly MLI Distribution LLC*) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $192,981,365                           $0

2005............................            $135,616,994                           $0

2004............................            $117,306,200                           $0


*Effective as of October 20, 2006, MLI Distributors LLC merged with and into MetLife Investors Distribution Company.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,029 to $2,179,850. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $1,229,012 to $11,402,602. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $1,231,041 to $13,582,452.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of MetLife of CT Separate Account PF for Variable Annuities (formerly, The Travelers Separate Account PF for Variable Annuities) and the consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a Transfer Agreement entered into on October 11, 2006 between MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

ANNUAL REPORT
December 31, 2006

                      MetLife of CT Separate Account PF
                            for Variable Annuities
                                      of
                   MetLife Insurance Company of Connecticut

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account PF for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account PF for Variable Annuities (formerly, The Travelers Separate Account PF for Variable Annuities) (the "Separate Account") of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) ("MICC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the period in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MICC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                  APPENDIX A

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series II)
AIM V.I. Premier Equity Subaccount (Series II)
AllianceBernstein Global Technology Subaccount (Class B)
AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class2)
LMPIS Dividend Strategy Subaccount
LMPIS Government Subaccount (Class A)
LMPIS Growth and Income Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPLS Balanced Subaccount
LMPLS Growth Subaccount
LMPLS High Growth Subaccount
LMPVPII Appreciation Subaccount
LMPVPII Capital and Income Subaccount
LMPVPII Fundamental Value Subaccount
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIII Social Awareness Stock Subaccount
LMPVPIV Multiple Discipline Subaccount-All Cap Growth and
 Value
LMPVPIV Multiple Discipline Subaccount-Balanced All Cap
 Growth and Value
LMPVPIV Multiple Discipline Subaccount-Global All Cap
 Growth and Value
LMPVPIV Multiple Discipline Subaccount-Large Cap Growth
 and Value
LMPVPV Small Cap Growth Opportunities Subaccount
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Strategic Income Subaccount (Class A)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class E)
MSF MFS(R) Total Return Subaccount (Class F)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount
 (Class A)
Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
Oppenheimer Main Street/VA Subaccount ( Service Shares)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers Convertible Securities Subaccount
Travelers Managed Income Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers U.S. Government Securities Subaccount
UIF Equity and Income Subaccount (Class II)
UIF U.S. Real Estate Securities Subaccount (Class I)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Growth and Income Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)
VIP Equity -- Income Subaccount (Service Class 2)
VIP Growth Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 2006

                                  AIM V.I. Capital                                AllianceBernstein      AllianceBernstein
                                    Appreciation         AIM V.I. Core Equity     Global Technology       Large-Cap Growth
                               Subaccount (Series II)   Subaccount (Series II)   Subaccount (Class B)   Subaccount (Class B)
                               ----------------------   ----------------------   --------------------   --------------------

Assets:
 Investments at market
   value....................          $644,982                 $752,278                $443,663               $447,832
                                      --------                 --------                --------               --------
    Total Assets ...........           644,982                  752,278                 443,663                447,832
                                      --------                 --------                --------               --------
Liabilities:
 Payables:
   Insurance charges........                55                       66                      37                     38
   Administrative fees......                 5                        6                       4                      4
 Due to MetLife Insurance
   Company of Connecticut...                --                       --                      --                     --
                                      --------                 --------                --------               --------
    Total Liabilities ......                60                       72                      41                     42
                                      --------                 --------                --------               --------
Net Assets: ................          $644,922                 $752,206                $443,622               $447,790
                                      ========                 ========                ========               ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                         American Funds       American Funds        American Funds         FTVIPT Mutual
                                         Global Growth       Growth Subaccount      Growth-Income        Shares Securities
                                      Subaccount (Class 2)       (Class 2)       Subaccount (Class 2)   Subaccount (Class 2)
                                      --------------------       ---------       --------------------   --------------------

Assets:
 Investments at market value ......       $11,651,590           $31,332,123          $29,000,710            $18,708,310
                                          -----------           -----------          -----------            -----------
    Total Assets ..................        11,651,590            31,332,123           29,000,710             18,708,310
                                          -----------           -----------          -----------            -----------
Liabilities:
 Payables:
   Insurance charges...............               975                 2,612                2,414                  1,537
   Administrative fees.............                96                   257                  238                    154
 Due to MetLife Insurance Company
   of Connecticut..................               325                    39                   10                    242
                                          -----------           -----------          -----------            -----------
    Total Liabilities .............             1,396                 2,908                2,662                  1,933
                                          -----------           -----------          -----------            -----------
Net Assets: .......................       $11,650,194           $31,329,215          $28,998,048            $18,706,377
                                          ===========           ===========          ===========            ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

  FTVIPT Templeton                                                                         LMPIS Premier
  Growth Securities       LMPIS Dividend       LMPIS Government      LMPIS Growth and   Selections All Cap   LMPLS Balanced
Subaccount (Class 2)   Strategy Subaccount   Subaccount (Class A)   Income Subaccount    Growth Subaccount     Subaccount
--------------------   -------------------   --------------------   -----------------    -----------------     ----------

     $15,997,917           $12,347,832            $27,517,880          $19,408,684          $3,304,739         $32,041,135
     -----------           -----------            -----------          -----------          ----------         -----------
      15,997,917            12,347,832             27,517,880           19,408,684           3,304,739          32,041,135
     -----------           -----------            -----------          -----------          ----------         -----------
           1,317                   917                  2,235                1,517                 235               2,372
             131                   101                    226                  159                  27                 264
              73                    67                    130                   40                  --                 120
     -----------           -----------            -----------          -----------          ----------         -----------
           1,521                 1,085                  2,591                1,716                 262               2,756
     -----------           -----------            -----------          -----------          ----------         -----------
     $15,996,396           $12,346,747            $27,515,289          $19,406,968          $3,304,477         $32,038,379
     ===========           ===========            ===========          ===========          ==========         ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                                                                           LMPVPV Small Cap       LMPVPII
                                                      LMPLS Growth   LMPLS High Growth   Growth Opportunities   Appreciation
                                                       Subaccount       Subaccount            Subaccount         Subaccount
                                                       ----------       ----------            ----------         ----------

Assets:
 Investments at market value ......................   $15,811,622       $8,852,308            $4,922,596        $129,782,276
                                                      -----------       ----------            ----------        ------------
    Total Assets ..................................    15,811,622        8,852,308             4,922,596         129,782,276
                                                      -----------       ----------            ----------        ------------
Liabilities:
 Payables:
   Insurance charges...............................         1,108              621                   385              10,090
   Administrative fees.............................           130               73                    41               1,067
 Due to MetLife Insurance Company of Connecticut ..            40               --                    --               1,097
                                                      -----------       ----------            ----------        ------------
    Total Liabilities .............................         1,278              694                   426              12,254
                                                      -----------       ----------            ----------        ------------
Net Assets: .......................................   $15,810,344       $8,851,614            $4,922,170        $129,770,022
                                                      ===========       ==========            ==========        ============

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

     LMPVPII             LMPVPII        LMPVPIII Adjustable                                                    LMPVPIII
   Capital and      Fundamental Value       Rate Income       LMPVPIII Aggressive     LMPVPIII High     International All Cap
Income Subaccount       Subaccount           Subaccount        Growth Subaccount    Income Subaccount     Growth Subaccount
-----------------       ----------           ----------        -----------------    -----------------     -----------------

   $23,513,400         $107,133,409          $2,155,303           $125,335,597         $33,345,740           $13,849,404
   -----------         ------------          ----------           ------------         -----------           -----------
    23,513,400          107,133,409           2,155,303            125,335,597          33,345,740            13,849,404
   -----------         ------------          ----------           ------------         -----------           -----------
         1,966                8,640                 180                  9,930               2,653                 1,020
           193                  881                  18                  1,030                 274                   114
           374                1,107                  --                  8,230                  33                   127
   -----------         ------------          ----------           ------------         -----------           -----------
         2,533               10,628                 198                 19,190               2,960                 1,261
   -----------         ------------          ----------           ------------         -----------           -----------
   $23,510,867         $107,122,781          $2,155,105           $125,316,407         $33,342,780           $13,848,143
   ===========         ============          ==========           ============         ===========           ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                              LMPVPIII Large Cap   LMPVPIII Large Cap   LMPVPIII Mid Cap    LMPVPIII Money
                                              Growth Subaccount     Value Subaccount    Core Subaccount    Market Subaccount
                                              -----------------     ----------------    ---------------    -----------------

Assets:
 Investments at market value ..............       $7,066,921          $20,431,670         $10,340,485         $16,019,488
                                                  ----------          -----------         -----------         -----------
    Total Assets ..........................        7,066,921           20,431,670          10,340,485          16,019,488
                                                  ----------          -----------         -----------         -----------
Liabilities:
 Payables:
   Insurance charges.......................              572                1,432                 819               1,231
   Administrative fees.....................               58                  168                  85                 131
 Due to MetLife Insurance Company of
   Connecticut.............................               --                   17                 210                  --
                                                  ----------          -----------         -----------         -----------
    Total Liabilities .....................              630                1,617               1,114               1,362
                                                  ----------          -----------         -----------         -----------
Net Assets: ...............................       $7,066,291          $20,430,053         $10,339,371         $16,018,126
                                                  ==========          ===========         ===========         ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                     LMPVPIV Multiple         LMPVPIV Multiple         LMPVPIV Multiple
LMPVPIII Social   Discipline Subaccount-   Discipline Subaccount-   Discipline Subaccount-
Awareness Stock       All Cap Growth          Balanced All Cap          Global All Cap
   Subaccount            and Value            Growth and Value         Growth and Value
   ----------            ---------            ----------------         ----------------

   $5,440,402           $4,174,606               $5,346,312               $3,897,779
   ----------           ----------               ----------               ----------
    5,440,402            4,174,606                5,346,312                3,897,779
   ----------           ----------               ----------               ----------
          420                  345                      446                      325
           45                   34                       44                       32
          136                   --                      356                       --
   ----------           ----------               ----------               ----------
          601                  379                      846                      357
   ----------           ----------               ----------               ----------
   $5,439,801           $4,174,227               $5,345,466               $3,897,422
   ==========           ==========               ==========               ==========

   LMPVPIV Multiple
Discipline Subaccount-      MIST BlackRock
   Large Cap Growth         Large-Cap Core
       and Value         Subaccount (Class A)
       ---------         --------------------

      $1,469,819              $8,996,729
      ----------              ----------
       1,469,819               8,996,729
      ----------              ----------
             123                     618
              12                      74
              --                      --
      ----------              ----------
             135                     692
      ----------              ----------
      $1,469,684              $8,996,037
      ==========              ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                     MIST Lord Abbett       MIST Lord Abbett       MIST Oppenheimer         MIST Pioneer
                                      Bond Debenture       Growth and Income     Capital Appreciation     Strategic Income
                                   Subaccount (Class A)   Subaccount (Class B)   Subaccount (Class B)   Subaccount (Class A)
                                   --------------------   --------------------   --------------------   --------------------

Assets:
 Investments at market value ...       $10,450,385             $2,880,215             $2,488,238            $31,881,114
                                       -----------             ----------             ----------            -----------
    Total Assets ...............        10,450,385              2,880,215              2,488,238             31,881,114
                                       -----------             ----------             ----------            -----------
Liabilities:
 Payables:
   Insurance charges............               874                    241                    207                  2,644
   Administrative fees..........                86                     24                     21                    262
 Due to MetLife Insurance
   Company of Connecticut.......               310                     --                     --                    758
                                       -----------             ----------             ----------            -----------
    Total Liabilities ..........             1,270                    265                    228                  3,664
                                       -----------             ----------             ----------            -----------
Net Assets: ....................       $10,449,115             $2,879,950             $2,488,010            $31,877,450
                                       ===========             ==========             ==========            ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                                                                         MSF Western Asset
    MSF BlackRock      MSF BlackRock Bond    MSF MFS(R) Total     MSF T. Rowe Price       Management U.S.
  Aggressive Growth     Income Subaccount   Return Subaccount     Large Cap Growth          Government           Pioneer Fund VCT
Subaccount (Class D)        (Class E)           (Class F)       Subaccount (Class B)   Subaccount (Class A)   Subaccount (Class II)
--------------------        ---------           ---------       --------------------   --------------------   ---------------------

     $12,841,376           $16,790,269         $60,919,918           $1,420,245             $4,018,730              $1,724,737
     -----------           -----------         -----------           ----------             ----------              ----------
      12,841,376            16,790,269          60,919,918            1,420,245              4,018,730               1,724,737
     -----------           -----------         -----------           ----------             ----------              ----------
             911                 1,398               4,763                  119                    300                     146
             106                   138                 501                   12                     33                      14
              17                   175                 108                   --                     33                      --
     -----------           -----------         -----------           ----------             ----------              ----------
           1,034                 1,711               5,372                  131                    366                     160
     -----------           -----------         -----------           ----------             ----------              ----------
     $12,840,342           $16,788,558         $60,914,546           $1,420,114             $4,018,364              $1,724,577
     ===========           ===========         ===========           ==========             ==========              ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Continued)
                              December 31, 2006

                                        Pioneer Mid Cap            Putnam VT         Putnam VT Small Cap    UIF Equity and
                                           Value VCT         International Equity     Value Subaccount     Income Subaccount
                                     Subaccount (Class II)   Subaccount (Class IB)       (Class IB)           (Class II)
                                     ---------------------   ---------------------       ----------           ----------

Assets:
 Investments at market value .....        $14,054,244             $2,866,914             $10,443,616          $68,869,442
                                          -----------             ----------             -----------          -----------
    Total Assets .................         14,054,244              2,866,914              10,443,616           68,869,442
                                          -----------             ----------             -----------          -----------
Liabilities:
 Payables:
   Insurance charges..............              1,166                    236                     874                5,698
   Administrative fees............                116                     23                      86                  566
 Due to MetLife Insurance Company
   of Connecticut.................                258                     --                     180                  560
                                          -----------             ----------             -----------          -----------
    Total Liabilities ............              1,540                    259                   1,140                6,824
                                          -----------             ----------             -----------          -----------
Net Assets: ......................        $14,052,704             $2,866,655             $10,442,476          $68,862,618
                                          ===========             ==========             ===========          ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENT OF ASSETS AND LIABILITIES  --  (Concluded)
                              December 31, 2006

 UIF U.S. Real Estate      Van Kampen LIT         Van Kampen LIT          Van Kampen LIT
Securities Subaccount   Comstock Subaccount     Growth and Income        Strategic Growth
      (Class I)              (Class II)       Subaccount (Class II)   Subaccount (Class II)
      ---------              ----------       ---------------------   ---------------------

     $11,638,474            $67,108,421            $35,400,633             $16,651,398
     -----------            -----------            -----------             -----------
      11,638,474             67,108,421             35,400,633              16,651,398
     -----------            -----------            -----------             -----------
             955                  5,414                  2,808                   1,291
              96                    552                    291                     137
           9,721                 15,799                    133                     875
     -----------            -----------            -----------             -----------
          10,772                 21,765                  3,232                   2,303
     -----------            -----------            -----------             -----------
     $11,627,702            $67,086,656            $35,397,401             $16,649,095
     ===========            ===========            ===========             ===========

VIP Equity - Income      VIP Mid Cap
     Subaccount           Subaccount
 (Service Class 2)    (Service Class 2)
 -----------------    -----------------

     $6,469,437          $15,546,144
     ----------          -----------
      6,469,437           15,546,144
     ----------          -----------
            529                1,290
             53                  128
             13                  121
     ----------          -----------
            595                1,539
     ----------          -----------
     $6,468,842          $15,544,605
     ==========          ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                           STATEMENT OF OPERATIONS
                     For the year ended December 31, 2006

                                     AIM V.I. Capital                               AIM V.I. Premier     AllianceBernstein
                                       Appreciation         AIM V.I. Core Equity    Equity Subaccount    Global Technology
                                  Subaccount (Series II)   Subaccount (Series II)      (Series II)      Subaccount (Class B)
                                  ----------------------   ----------------------      -----------      --------------------

Investment Income:
 Dividends ....................          $     --                 $ 3,887               $  4,291              $    --
                                         --------                 -------               --------              -------
Expenses:
 Insurance charges ............             9,556                   7,409                  2,896                5,644
 Administrative fees ..........               916                     698                    274                  552
                                         --------                 -------               --------              -------
    Total expenses ............            10,472                   8,107                  3,170                6,196
                                         --------                 -------               --------              -------
     Net investment income
       (loss)..................           (10,472)                 (4,220)                 1,121               (6,196)
                                         --------                 -------               --------              -------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
 Realized gain distribution ...                --                      --                     --                   --
 Realized gain (loss) on sale
   of investments..............             6,940                  (1,594)                78,919                6,808
                                         --------                 -------               --------              -------
    Realized gain (loss) ......             6,940                  (1,594)                78,919                6,808
                                         --------                 -------               --------              -------
   Change in unrealized gain
    (loss) on investments .....            27,116                  61,784                (53,363)              24,054
                                         --------                 -------               --------              -------
 Net increase (decrease) in
   net assets resulting from
   operations..................          $ 23,584                 $55,970               $ 26,677              $24,666
                                         ========                 =======               ========              =======

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                       AllianceBernstein        American Funds       American Funds        American Funds
                                        Large-Cap Growth        Global Growth       Growth Subaccount      Growth-Income
                                      Subaccount (Class B)   Subaccount (Class 2)       (Class 2)       Subaccount (Class 2)
                                      --------------------   --------------------       ---------       --------------------

Investment Income:
 Dividends ........................         $     --              $   84,386           $  239,440            $  425,927
                                            --------              ----------           ----------            ----------
Expenses:
 Insurance charges ................            6,888                 144,203              429,999               401,795
 Administrative fees ..............              660                  14,198               42,391                39,693
                                            --------              ----------           ----------            ----------
    Total expenses ................            7,548                 158,401              472,390               441,488
                                            --------              ----------           ----------            ----------
     Net investment income (loss) .           (7,548)                (74,015)            (232,950)              (15,561)
                                            --------              ----------           ----------            ----------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
 Realized gain distribution .......               --                      --              182,378               644,268
 Realized gain (loss) on sale of
   investments.....................           15,990                  95,222              154,027               160,823
                                            --------              ----------           ----------            ----------
    Realized gain (loss) ..........           15,990                  95,222              336,405               805,091
                                            --------              ----------           ----------            ----------
   Change in unrealized gain (loss)
    on investments ................          (22,867)              1,587,603            2,130,338             2,534,432
                                            --------              ----------           ----------            ----------
 Net increase (decrease) in net
   assets resulting from operations         $(14,425)             $1,608,810           $2,233,793            $3,323,962
                                            ========              ==========           ==========            ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

    FTVIPT Mutual        FTVIPT Templeton                                                                         LMPIS Premier
  Shares Securities      Growth Securities       LMPIS Dividend       LMPIS Government      LMPIS Growth and   Selections All Cap
Subaccount (Class 2)   Subaccount (Class 2)   Strategy Subaccount   Subaccount (Class A)   Income Subaccount    Growth Subaccount
--------------------   --------------------   -------------------   --------------------   -----------------    -----------------

     $  216,194             $  185,769             $  252,277            $1,111,768            $  146,452           $     --
     ----------             ----------             ----------            ----------            ----------           --------
        245,143                208,319                164,373               408,176               270,285             44,585
         24,441                 20,749                 18,228                41,334                28,435              5,175
     ----------             ----------             ----------            ----------            ----------           --------
        269,584                229,068                182,601               449,510               298,720             49,760
     ----------             ----------             ----------            ----------            ----------           --------
        (53,390)               (43,299)                69,676               662,258              (152,268)           (49,760)
     ----------             ----------             ----------            ----------            ----------           --------
        550,590                517,541                     --                    --                 6,366            106,951
        148,895                103,104               (191,114)             (135,633)              275,062             16,654
     ----------             ----------             ----------            ----------            ----------           --------
        699,485                620,645               (191,114)             (135,633)              281,428            123,605
     ----------             ----------             ----------            ----------            ----------           --------
      1,854,512              1,946,997              1,939,835               130,511             1,791,633            119,728
     ----------             ----------             ----------            ----------            ----------           --------
     $2,500,607             $2,524,343             $1,818,397            $  657,136            $1,920,793           $193,573
     ==========             ==========             ==========            ==========            ==========           ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                                                                          LMPVPV Small Cap
                                                    LMPLS Balanced   LMPLS Growth   LMPLS High Growth   Growth Opportunities
                                                      Subaccount      Subaccount       Subaccount            Subaccount
                                                      ----------      ----------       ----------            ----------

Investment Income:
 Dividends ......................................     $  891,442      $  298,445        $ 91,323              $     --
                                                      ----------      ----------        --------              --------
Expenses:
 Insurance charges ..............................        435,634         205,950         116,255                67,892
 Administrative fees ............................         48,416          24,192          13,621                 7,161
                                                      ----------      ----------        --------              --------
    Total expenses ..............................        484,050         230,142         129,876                75,053
                                                      ----------      ----------        --------              --------
     Net investment income (loss) ...............        407,392          68,303         (38,553)              (75,053)
                                                      ----------      ----------        --------              --------
Realized Gain (Loss) and Unrealized Gain (Loss)
 on Investments:
 Realized gain distribution .....................             --              --              --               326,439
 Realized gain (loss) on sale of investments ....        189,423        (124,635)         21,472                67,159
                                                      ----------      ----------        --------              --------
    Realized gain (loss) ........................        189,423        (124,635)         21,472               393,598
                                                      ----------      ----------        --------              --------
   Change in unrealized gain (loss) on
    investments .................................      1,438,224       1,169,335         677,895               149,388
                                                      ----------      ----------        --------              --------
 Net increase (decrease) in net assets resulting
   from operations...............................     $2,035,039      $1,113,003        $660,814              $467,933
                                                      ==========      ==========        ========              ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

   LMPVPII                                LMPVPII        LMPVPIII Adjustable
Appreciation   LMPVPII Capital and   Fundamental Value       Rate Income       LMPVPIII Aggressive     LMPVPIII High
 Subaccount     Income Subaccount        Subaccount           Subaccount        Growth Subaccount    Income Subaccount
 ----------     -----------------        ----------           ----------        -----------------    -----------------

 $ 1,377,844        $  408,387          $ 1,650,265            $97,433             $        --           $2,534,927
 -----------        ----------          -----------            -------             -----------           ----------
   1,772,440           317,454            1,485,269             41,299               1,766,123              470,026
     187,784            31,247              151,462              4,050                 183,557               48,665
 -----------        ----------          -----------            -------             -----------           ----------
   1,960,224           348,701            1,636,731             45,349               1,949,680              518,691
 -----------        ----------          -----------            -------             -----------           ----------
    (582,380)           59,686               13,534             52,084              (1,949,680)           2,016,236
 -----------        ----------          -----------            -------             -----------           ----------
   3,619,441           148,764            4,180,082                 --                 134,016                   --
   1,425,223            58,113              711,110             (9,562)              1,043,196             (225,985)
 -----------        ----------          -----------            -------             -----------           ----------
   5,044,664           206,877            4,891,192             (9,562)              1,177,212             (225,985)
 -----------        ----------          -----------            -------             -----------           ----------
  10,836,279         1,571,663            9,097,063             18,480               8,766,441            1,067,628
 -----------        ----------          -----------            -------             -----------           ----------
 $15,298,563        $1,838,226          $14,001,789            $61,002             $ 7,993,973           $2,857,879
 ===========        ==========          ===========            =======             ===========           ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


                                                LMPVPIII
                                          International All Cap   LMPVPIII Large Cap   LMPVPIII Large Cap   LMPVPIII Mid Cap
                                            Growth Subaccount     Growth Subaccount     Value Subaccount    Core Subaccount
                                            -----------------     -----------------     ----------------    ---------------

Investment Income:
 Dividends ............................        $  272,916              $ 10,780            $  243,461          $   55,103
                                               ----------              --------            ----------          ----------
Expenses:
 Insurance charges ....................           175,915                99,753               256,256             141,522
 Administrative fees ..................            19,662                10,134                30,093              14,710
                                               ----------              --------            ----------          ----------
    Total expenses ....................           195,577               109,887               286,349             156,232
                                               ----------              --------            ----------          ----------
     Net investment income (loss) .....            77,339               (99,107)              (42,888)           (101,129)
                                               ----------              --------            ----------          ----------
Realized Gain (Loss) and Unrealized
 Gain (Loss) on Investments:
 Realized gain distribution ...........           278,939                    --               358,178           1,257,957
 Realized gain (loss) on sale of
   investments.........................           (10,165)               54,290               166,787             129,032
                                               ----------              --------            ----------          ----------
    Realized gain (loss) ..............           268,774                54,290               524,965           1,386,989
                                               ----------              --------            ----------          ----------
   Change in unrealized gain (loss) on
    investments .......................         2,458,788               240,528             2,591,797            (100,850)
                                               ----------              --------            ----------          ----------
 Net increase (decrease) in net assets
   resulting from operations...........        $2,804,901              $195,711            $3,073,874          $1,185,010
                                               ==========              ========            ==========          ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                         LMPVPIV Multiple         LMPVPIV Multiple
                    LMPVPIII Social   Discipline Subaccount-   Discipline Subaccount-
  LMPVPIII Money    Awareness Stock     All Cap Growth and        Balanced All Cap
Market Subaccount      Subaccount              Value              Growth and Value
-----------------      ----------              -----              ----------------

     $796,013           $ 27,709             $ 25,393                 $ 81,383
     --------           --------             --------                 --------
      249,236             76,135               60,776                   80,777
       26,447              8,110                6,033                    7,950
     --------           --------             --------                 --------
      275,683             84,245               66,809                   88,727
     --------           --------             --------                 --------
      520,330            (56,536)             (41,416)                  (7,344)
     --------           --------             --------                 --------
           --                 --              191,144                  154,390
           --             43,178               41,014                   47,170
     --------           --------             --------                 --------
           --             43,178              232,158                  201,560
     --------           --------             --------                 --------
           --            327,205              248,601                  239,232
     --------           --------             --------                 --------
     $520,330           $313,847             $439,343                 $433,448
     ========           ========             ========                 ========

   LMPVPIV Multiple         LMPVPIV Multiple
Discipline Subaccount-   Discipline Subaccount-
    Global All Cap          Large Cap Growth
   Growth and Value             and Value
   ----------------             ---------

       $ 43,774                 $ 11,013
       --------                 --------
         54,782                   21,631
          5,373                    2,122
       --------                 --------
         60,155                   23,753
       --------                 --------
        (16,381)                 (12,740)
       --------                 --------
         97,866                   36,155
         39,530                   14,246
       --------                 --------
        137,396                   50,401
       --------                 --------
        325,936                  104,748
       --------                 --------
       $446,951                 $142,409
       ========                 ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


                                      MIST BlackRock        MIST Lord Abbett       MIST Lord Abbett       MIST Oppenheimer
                                      Large-Cap Core         Bond Debenture       Growth and Income     Capital Appreciation
                                   Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class B)   Subaccount (Class B)
                                   --------------------   --------------------   --------------------   --------------------

Investment Income:
 Dividends .....................         $     --              $      --               $     --               $     --
                                         --------              ---------               --------               --------
Expenses:
 Insurance charges .............           75,317                104,424                 28,121                 24,345
 Administrative fees ...........            9,017                 10,264                  2,758                  2,393
                                         --------              ---------               --------               --------
    Total expenses .............           84,334                114,688                 30,879                 26,738
                                         --------              ---------               --------               --------
     Net investment income
       (loss)...................          (84,334)              (114,688)               (30,879)               (26,738)
                                         --------              ---------               --------               --------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
 Realized gain distribution ....               --                     --                     --                     --
 Realized gain (loss) on sale
   of investments...............           (3,995)                10,670                   (759)                (6,625)
                                         --------              ---------               --------               --------
    Realized gain (loss) .......           (3,995)                10,670                   (759)                (6,625)
                                         --------              ---------               --------               --------
   Change in unrealized gain
    (loss) on investments ......          592,233                569,615                227,879                 64,839
                                         --------              ---------               --------               --------
 Net increase (decrease) in net
   assets resulting from
   operations...................         $503,904              $ 465,597               $196,241               $ 31,476
                                         ========              =========               ========               ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                                                                                MSF Western Asset
    MIST Pioneer           MSF BlackRock      MSF BlackRock Bond    MSF MFS(R) Total     MSF T. Rowe Price       Management U.S.
  Strategic Income       Aggressive Growth     Income Subaccount   Return Subaccount     Large Cap Growth          Government
Subaccount (Class A)   Subaccount (Class D)        (Class E)           (Class F)       Subaccount (Class B)   Subaccount (Class A)
--------------------   --------------------        ---------           ---------       --------------------   --------------------

     $1,470,509              $      --             $      --           $       --            $     --               $     --
     ----------              ---------             ---------           ----------            --------               --------
        322,969                114,521               171,736              573,304              14,026                 36,273
         31,958                 13,285                16,955               60,334               1,366                  3,980
     ----------              ---------             ---------           ----------            --------               --------
        354,927                127,806               188,691              633,638              15,392                 40,253
     ----------              ---------             ---------           ----------            --------               --------
      1,115,582               (127,806)             (188,691)            (633,638)            (15,392)               (40,253)
     ----------              ---------             ---------           ----------            --------               --------
             --                     --                    --                   --                  --                     --
         43,851               (100,697)               28,238               75,928              (5,987)                 5,596
     ----------              ---------             ---------           ----------            --------               --------
         43,851               (100,697)               28,238               75,928              (5,987)                 5,596
     ----------              ---------             ---------           ----------            --------               --------
        (69,115)              (166,542)              772,197            4,529,374             110,952                167,091
     ----------              ---------             ---------           ----------            --------               --------
     $1,090,318              $(395,045)            $ 611,744           $3,971,664            $ 89,573               $132,434
     ==========              =========             =========           ==========            ========               ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                  Oppenheimer Capital
                                     Appreciation         Oppenheimer Main                                Pioneer Mid Cap
                                     Subaccount/VA      Street/VA Subaccount     Pioneer Fund VCT            Value VCT
                                   (Service Shares)       (Service Shares)     Subaccount (Class II)   Subaccount (Class II)
                                   ----------------       ----------------     ---------------------   ---------------------

Investment Income:
 Dividends ....................        $   4,245             $  25,045               $ 17,705               $        --
                                       ---------             ---------               --------               -----------
Expenses:
 Insurance charges ............           11,211                12,486                 24,261                   201,270
 Administrative fees ..........            1,099                 1,224                  2,347                    19,905
                                       ---------             ---------               --------               -----------
    Total expenses ............           12,310                13,710                 26,608                   221,175
                                       ---------             ---------               --------               -----------
     Net investment income
       (loss)..................           (8,065)               11,335                 (8,903)                 (221,175)
                                       ---------             ---------               --------               -----------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
 Realized gain distribution ...               --                    --                     --                 3,494,121
 Realized gain (loss) on sale
   of investments..............          270,451               363,623                 10,439                  (132,398)
                                       ---------             ---------               --------               -----------
    Realized gain (loss) ......          270,451               363,623                 10,439                 3,361,723
                                       ---------             ---------               --------               -----------
   Change in unrealized gain
    (loss) on investments .....         (165,648)             (240,232)               207,647                (1,836,128)
                                       ---------             ---------               --------               -----------
 Net increase (decrease) in
   net assets resulting from
   operations..................        $  96,738             $ 134,726               $209,183               $ 1,304,420
                                       =========             =========               ========               ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006


      Putnam VT         Putnam VT Small Cap                                               Travelers Mercury   Travelers MFS(R) Mid
 International Equity     Value Subaccount    Travelers Convertible   Travelers Managed     Large Cap Core         Cap Growth
Subaccount (Class IB)        (Class IB)       Securities Subaccount   Income Subaccount       Subaccount           Subaccount
---------------------        ----------       ---------------------   -----------------       ----------           ----------

       $ 12,544              $   29,918              $ 85,522            $   359,294          $  20,259            $        --
       --------              ----------              --------            -----------          ---------            -----------
         34,096                 148,824                47,545                 82,154             38,561                 61,202
          3,388                  14,579                 4,679                  8,107              4,617                  7,122
       --------              ----------              --------            -----------          ---------            -----------
         37,484                 163,403                52,224                 90,261             43,178                 68,324
       --------              ----------              --------            -----------          ---------            -----------
        (24,940)               (133,485)               33,298                269,033            (22,919)               (68,324)
       --------              ----------              --------            -----------          ---------            -----------
             --                 916,102               133,964                     --            295,826                795,750
         53,215                  63,973               293,227             (1,133,709)          (601,948)            (8,970,940)
       --------              ----------              --------            -----------          ---------            -----------
         53,215                 980,075               427,191             (1,133,709)          (306,122)            (8,175,190)
       --------              ----------              --------            -----------          ---------            -----------
        493,499                 463,916               141,374                703,315            906,051              9,077,362
       --------              ----------              --------            -----------          ---------            -----------
       $521,774              $1,310,506              $601,863            $  (161,361)         $ 577,010            $   833,848
       ========              ==========              ========            ===========          =========            ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                               Travelers Pioneer      Travelers U.S.        UIF Equity and
                                      Travelers MFS(R) Total   Strategic Income    Government Securities   Income Subaccount
                                        Return Subaccount         Subaccount            Subaccount            (Class II)
                                        -----------------         ----------            ----------            ----------

Investment Income:
 Dividends ........................         $  791,991             $      --             $ 232,097            $  730,083
                                            ----------             ---------             ---------            ----------
Expenses:
 Insurance charges ................            268,688               144,282                16,036               943,236
 Administrative fees ..............             28,399                14,254                 1,586                93,505
                                            ----------             ---------             ---------            ----------
    Total expenses ................            297,087               158,536                17,622             1,036,741
                                            ----------             ---------             ---------            ----------
     Net investment income (loss) .            494,904              (158,536)              214,475              (306,658)
                                            ----------             ---------             ---------            ----------
Realized Gain (Loss) and
 Unrealized Gain (Loss) on
 Investments:
 Realized gain distribution .......            859,638                    --                56,473             1,389,037
 Realized gain (loss) on sale of
   investments.....................             (4,302)              (22,716)             (375,503)              220,962
                                            ----------             ---------             ---------            ----------
    Realized gain (loss) ..........            855,336               (22,716)             (319,030)            1,609,999
                                            ----------             ---------             ---------            ----------
   Change in unrealized gain (loss)
    on investments ................            507,916               461,046               (21,422)            5,144,642
                                            ----------             ---------             ---------            ----------
 Net increase (decrease) in net
   assetsresulting from operations.         $1,858,156             $ 279,794             $(125,977)           $6,447,983
                                            ==========             =========             =========            ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

 UIF U.S. Real Estate      Van Kampen LIT         Van Kampen LIT          Van Kampen LIT
Securities Subaccount   Comstock Subaccount     Growth and Income        Strategic Growth
      (Class I)              (Class II)       Subaccount (Class II)   Subaccount (Class II)
      ---------              ----------       ---------------------   ---------------------

      $   94,348             $  782,506             $  315,642              $      --
      ----------             ----------             ----------              ---------
         125,750                915,268                476,550                237,715
          12,498                 93,398                 49,521                 25,362
      ----------             ----------             ----------              ---------
         138,248              1,008,666                526,071                263,077
      ----------             ----------             ----------              ---------
         (43,900)              (226,160)              (210,429)              (263,077)
      ----------             ----------             ----------              ---------
         566,433              3,638,136              2,096,582                     --
          73,465                321,656                400,295               (229,021)
      ----------             ----------             ----------              ---------
         639,898              3,959,792              2,496,877               (229,021)
      ----------             ----------             ----------              ---------
       1,901,712              4,605,577              2,138,612                612,946
      ----------             ----------             ----------              ---------
      $2,497,710             $8,339,209             $4,425,060              $ 120,848
      ==========             ==========             ==========              =========

VIP Equity - Income       VIP Growth
     Subaccount           Subaccount
 (Service Class 2)    (Service Class 2)
 -----------------    -----------------

      $159,954             $  1,950
      --------             --------
        81,010                6,266
         8,111                  607
      --------             --------
        89,121                6,873
      --------             --------
        70,833               (4,923)
      --------             --------
       671,756                   --
        27,252              132,426
      --------             --------
       699,008              132,426
      --------             --------
       141,539              (77,533)
      --------             --------
      $911,380             $ 49,970
      ========             ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
                   STATEMENT OF OPERATIONS  --  (Continued)
                     For the year ended December 31, 2006

                                                                      VIP Mid Cap
                                                                       Subaccount
                                                                   (Service Class 2)
                                                                   -----------------

Investment Income:
 Dividends......................................................       $   23,816
                                                                       ----------
Expenses:
 Insurance charges..............................................          223,509
 Administrative fees............................................           22,113
                                                                       ----------
    Total expenses..............................................          245,622
                                                                       ----------
     Net investment income (loss)...............................         (221,806)
                                                                       ----------
Realized Gain (Loss) and Unrealized Gain (Loss) on Investments:
 Realized gain distribution.....................................        1,587,948
 Realized gain (loss) on sale of investments....................          153,259
                                                                       ----------
    Realized gain (loss)........................................        1,741,207
                                                                       ----------
   Change in unrealized gain (loss) on investments..............         (144,682)
                                                                       ----------
 Net increase (decrease) in net assets resulting from operations       $1,374,719
                                                                       ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                               AIM V.I. Capital
                                                                 Appreciation        AIM V.I. Core        AIM V.I. Premier
                                                                  Subaccount       Equity Subaccount     Equity Subaccount
                                                                 (Series II)          (Series II)           (Series II)
                                                             -------------------   ------------------   --------------------
                                                               2006       2005       2006      2005       2006        2005
                                                               ----       ----       ----      ----       ----        ----

Operations:
 Net investment income (loss) ............................   $(10,472)  $ (7,263)  $ (4,220)  $    --   $   1,121   $ (3,983)
 Realized gain (loss) ....................................      6,940      3,716     (1,594)       --      78,919      1,054
 Change in unrealized gain (loss) on investments .........     27,116     37,468     61,784        --     (53,363)    23,847
                                                             --------   --------   --------   -------   ---------   --------
   Net increase (decrease) in net assets resulting from
    operations............................................     23,584     33,921     55,970        --      26,677     20,918
                                                             --------   --------   --------   -------   ---------   --------
Unit Transactions:
 Participant purchase payments ...........................     80,441    210,608     20,246        --      35,804    258,430
 Participant transfers from other funding options ........     84,347     45,115    733,700        --       8,323      3,090
 Administrative charges ..................................       (421)      (276)      (152)       --          --        (53)
 Contract surrenders .....................................    (69,424)   (26,995)   (17,136)       --      (8,515)    (7,241)
 Participant transfers to other funding options ..........    (11,268)   (36,506)   (40,422)       --    (600,188)    (3,021)
 Other receipts/(payments) ...............................         --         --         --        --          --         --
                                                             --------   --------   --------   -------   ---------   --------
   Net increase (decrease) in net assets resulting from
    unit transactions.....................................     83,675    191,946    696,236        --    (564,576)   251,205
                                                             --------   --------   --------   -------   ---------   --------
   Net increase (decrease) in net assets..................    107,259    225,867    752,206        --    (537,899)   272,123
Net Assets:
   Other of year..........................................    537,663    311,796         --        --     537,899    265,776
                                                             --------   --------   --------   -------   ---------   --------
   End of year............................................   $644,922   $537,663   $752,206   $    --   $      --   $537,899
                                                             ========   ========   ========   =======   =========   ========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                        AllianceBernstein     AllianceBernstein
                                                        Global Technology      Large-Cap Growth          American Funds
                                                           Subaccount             Subaccount          Global Growth
                                                            (Class B)              (Class B)          Subaccount (Class 2)
                                                       -------------------   --------------------   ------------------------
                                                         2006       2005       2006        2005        2006          2005
                                                         ----       ----       ----        ----        ----          ----

Operations:
 Net investment income (loss) ......................   $ (6,196)  $ (5,636)  $  (7,548)  $ (4,796)  $   (74,015)  $  (38,147)
 Realized gain (loss) ..............................      6,808      2,147      15,990      2,341        95,222        3,646
 Change in unrealized gain (loss) on investments ...     24,054     18,243     (22,867)    42,250     1,587,603      633,122
                                                       --------   --------   ---------   --------   -----------   ----------
   Net increase (decrease) in net assets resulting
    from operations ................................     24,666     14,754     (14,425)    39,795     1,608,810      598,621
                                                       --------   --------   ---------   --------   -----------   ----------
Unit Transactions:
 Participant purchase payments .....................      2,927     88,837      74,818    169,137     2,323,256    3,851,873
 Participant transfers from other funding options ..    109,187     31,141     159,202     21,202     2,469,014      687,430
 Administrative charges ............................       (144)      (137)       (188)       (82)       (2,813)      (1,036)
 Contract surrenders ...............................    (23,986)    (7,029)    (44,631)    (6,704)     (340,037)    (127,315)
 Participant transfers to other funding options ....    (37,973)   (52,663)   (134,194)   (16,220)     (747,863)    (194,666)
 Other receipts/(payments) .........................         --         --       1,395         --       (50,373)        (835)
                                                       --------   --------   ---------   --------   -----------   ----------
   Net increase (decrease) in net assets resulting
    from unit transactions .........................     50,011     60,149      56,402    167,333     3,651,184    4,215,451
                                                       --------   --------   ---------   --------   -----------   ----------
   Net increase (decrease) in net assets............     74,677     74,903      41,977    207,128     5,259,994    4,814,072
Net Assets:
   Beginning of year................................    368,945    294,042     405,813    198,685     6,390,200    1,576,128
                                                       --------   --------   ---------   --------   -----------   ----------
   End of year......................................   $443,622   $368,945   $ 447,790   $405,813   $11,650,194   $6,390,200
                                                       ========   ========   =========   ========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

      American Funds          American Funds Growth-       FTVIPT Mutual Shares      FTVIPT Templeton Growth
    Growth Subaccount           Income Subaccount         Securities Subaccount       Securities Subaccount
        (Class 2)                   (Class 2)                   (Class 2)                   (Class 2)
-------------------------   -------------------------   -------------------------   -------------------------
    2006          2005          2006          2005          2006          2005          2006          2005
    ----          ----          ----          ----          ----          ----          ----          ----

$  (232,950)  $   (90,830)  $   (15,561)  $    27,039   $   (53,390)  $   (62,079)  $   (43,299)  $   (42,020)
    336,405         4,172       805,091        57,401       699,485        52,195       620,645        13,139
  2,130,338     2,204,770     2,534,432       808,580     1,854,512       795,697     1,946,997       652,311
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  2,233,793     2,118,112     3,323,962       893,020     2,500,607       785,813     2,524,343       623,430
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  7,132,051    13,520,355     4,501,757    14,454,058     3,703,519     6,300,854     2,653,836     5,925,173
  3,485,597     1,722,265     1,989,324     1,404,727     2,831,008     2,083,737     1,886,982     1,134,843
     (8,216)       (2,884)       (5,756)       (2,298)       (3,677)       (1,653)       (4,243)       (1,988)
 (1,353,704)     (560,695)   (1,337,214)     (526,010)   (1,373,460)     (389,463)     (820,740)     (351,177)
 (1,448,858)     (835,219)   (1,118,387)     (440,505)   (1,084,503)     (546,749)   (1,165,677)     (343,667)
    (71,390)       (1,138)     (348,627)      (27,374)        1,110          (288)      (40,075)       (2,431)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  7,735,480    13,842,684     3,681,097    14,862,598     4,073,997     7,446,438     2,510,083     6,360,753
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  9,969,273    15,960,796     7,005,059    15,755,618     6,574,604     8,232,251     5,034,426     6,984,183
 21,359,942     5,399,146    21,992,989     6,237,371    12,131,773     3,899,522    10,961,970     3,977,787
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$31,329,215   $21,359,942   $28,998,048   $21,992,989   $18,706,377   $12,131,773   $15,996,396   $10,961,970
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                LMPIS Dividend             LMPIS Government              LMPIS Growth
                                                   Strategy                   Subaccount                  and Income
                                                  Subaccount                   (Class A)                  Subaccount
                                           -------------------------   -------------------------   -------------------------
                                              2006          2005          2006          2005          2006          2005
                                              ----          ----          ----          ----          ----          ----

Operations:
 Net investment income (loss) ..........   $    69,676   $    54,478   $   662,258   $   850,311   $  (152,268)  $  (120,756)
 Realized gain (loss) ..................      (191,114)     (352,572)     (135,633)      (21,375)      281,428       121,656
 Change in unrealized gain (loss) on
   investments..........................     1,939,835        73,304       130,511      (850,843)    1,791,633       477,429
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........     1,818,397      (224,790)      657,136       (21,907)    1,920,793       478,329
                                           -----------   -----------   -----------   -----------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........       423,028     1,901,987     2,578,595    10,403,570     1,002,470     4,588,267
 Participant transfers from other
   funding options......................       338,886       516,441     2,447,521     1,700,087       571,816       667,830
 Administrative charges ................        (8,992)       (9,310)      (11,658)      (10,475)      (10,072)       (8,425)
 Contract surrenders ...................    (1,196,361)   (1,566,212)   (2,420,932)   (2,590,455)   (1,774,558)   (1,605,530)
 Participant transfers to other funding
   options..............................      (935,505)     (931,095)   (2,869,980)   (1,427,727)     (829,367)     (525,721)
 Other receipts/(payments) .............      (170,542)        6,677       (31,513)     (132,832)     (135,895)     (389,942)
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...    (1,549,486)      (81,512)     (307,967)    7,942,168    (1,175,606)    2,726,479
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets       268,911      (306,302)      349,169     7,920,261       745,187     3,204,808
Net Assets:
   Beginning of year....................    12,077,836    12,384,138    27,166,120    19,245,859    18,661,781    15,456,973
                                           -----------   -----------   -----------   -----------   -----------   -----------
   End of year..........................   $12,346,747   $12,077,836   $27,515,289   $27,166,120   $19,406,968   $18,661,781
                                           ===========   ===========   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

     LMPIS Premier                  LMPLS                       LMPLS                       LMPLS
   Selections All Cap              Balanced                     Growth                   High Growth
   Growth Subaccount              Subaccount                  Subaccount                 Subaccount
-----------------------   -------------------------   -------------------------   ------------------------
   2006         2005          2006          2005          2006          2005          2006         2005
   ----         ----          ----          ----          ----          ----          ----         ----

$  (49,760)  $  (48,592)  $   407,392   $   281,435   $    68,303   $    10,792   $   (38,553)  $  (91,253)
   123,605      (28,725)      189,423        62,900      (124,635)     (217,742)       21,472      (54,906)
   119,728      246,168     1,438,224        27,682     1,169,335       731,849       677,895      562,738
----------   ----------   -----------   -----------   -----------   -----------   -----------   ----------
   193,573      168,851     2,035,039       372,017     1,113,003       524,899       660,814      416,579
----------   ----------   -----------   -----------   -----------   -----------   -----------   ----------
    48,089      150,831     1,165,882     5,376,681       178,695       593,597       192,067      431,529
    55,297       39,377       851,223     1,075,852       156,812       131,630       114,204      101,313
    (2,988)      (3,358)      (18,054)      (18,959)      (13,716)      (15,109)       (9,523)     (10,512)
  (522,288)    (333,318)   (2,681,581)   (3,240,126)   (1,604,319)   (1,509,847)     (975,830)    (702,278)
  (102,963)    (240,362)   (1,666,204)     (737,304)     (742,230)     (458,967)     (439,345)    (278,492)
        --           --      (269,128)     (174,528)      (48,984)      (21,145)      (80,674)    (184,090)
----------   ----------   -----------   -----------   -----------   -----------   -----------   ----------
  (524,853)    (386,830)   (2,617,862)    2,281,616    (2,073,742)   (1,279,841)   (1,199,101)    (642,530)
----------   ----------   -----------   -----------   -----------   -----------   -----------   ----------
  (331,280)    (217,979)     (582,823)    2,653,633      (960,739)     (754,942)     (538,287)    (225,951)
 3,635,757    3,853,736    32,621,202    29,967,569    16,771,083    17,526,025     9,389,901    9,615,852
----------   ----------   -----------   -----------   -----------   -----------   -----------   ----------
$3,304,477   $3,635,757   $32,038,379   $32,621,202   $15,810,344   $16,771,083   $ 8,851,614   $9,389,901
==========   ==========   ===========   ===========   ===========   ===========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                   LMPVPV
                                              Small Cap Growth                 LMPVPII                      LMPVPII
                                                Opportunities               Appreciation              Capital and Income
                                                 Subaccount                  Subaccount                   Subaccount
                                           -----------------------   ---------------------------   -------------------------
                                              2006         2005          2006           2005          2006          2005
                                              ----         ----          ----           ----          ----          ----

Operations:
 Net investment income (loss) ..........   $  (75,053)  $  (57,919)  $   (582,380)  $   (613,725)  $    59,686   $    92,047
 Realized gain (loss) ..................      393,598      447,547      5,044,664        120,309       206,877       141,168
 Change in unrealized gain (loss) on
   investments..........................      149,388     (232,078)    10,836,279      3,617,121     1,571,663        54,236
                                           ----------   ----------   ------------   ------------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........      467,933      157,550     15,298,563      3,123,705     1,838,226       287,451
                                           ----------   ----------   ------------   ------------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........      294,690      982,382      9,914,716     32,166,574     6,860,409    13,057,669
 Participant transfers from other
   funding options......................      669,457      306,461      4,111,483      4,505,255     2,462,662     1,031,906
 Administrative charges ................       (2,773)      (2,730)       (77,782)       (70,764)       (4,625)         (240)
 Contract surrenders ...................     (429,185)    (345,409)   (10,920,067)   (10,221,796)   (1,000,944)     (127,902)
 Participant transfers to other funding
   options..............................     (338,419)    (205,990)    (5,336,383)    (3,666,717)     (688,662)     (132,543)
 Other receipts/(payments) .............      (34,936)        (327)      (714,373)      (241,297)      (72,817)          277
                                           ----------   ----------   ------------   ------------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...      158,834      734,387     (3,022,406)    22,471,255     7,556,023    13,829,167
                                           ----------   ----------   ------------   ------------   -----------   -----------
   Net increase (decrease) in net assets      626,767      891,937     12,276,157     25,594,960     9,394,249    14,116,618
Net Assets:
   Beginning of year....................    4,295,403    3,403,466    117,493,865     91,898,905    14,116,618            --
                                           ----------   ----------   ------------   ------------   -----------   -----------
   End of year..........................   $4,922,170   $4,295,403   $129,770,022   $117,493,865   $23,510,867   $14,116,618
                                           ==========   ==========   ============   ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

          LMPVPII                     LMPVPIII                     LMPVPIII                     LMPVPIII
     Fundamental Value            Adjustable Rate             Aggressive Growth               High Income
        Subaccount               Income Subaccount                Subaccount                   Subaccount
--------------------------   -------------------------   ---------------------------   -------------------------
    2006           2005          2006          2005          2006           2005           2006          2005
    ----           ----          ----          ----          ----           ----           ----          ----

$     13,534   $  (380,034)  $    52,084   $    64,805   $ (1,949,680)  $ (1,407,675)  $ 2,016,236   $ 2,072,484
   4,891,192     5,369,116        (9,562)        7,353      1,177,212         59,741      (225,985)      (99,307)
   9,097,063    (1,826,259)       18,480       (56,121)     8,766,441     11,185,436     1,067,628    (1,627,220)
------------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
  14,001,789     3,162,823        61,002        16,037      7,993,973      9,837,502     2,857,879       345,957
------------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
   9,890,521    29,405,091       751,101     3,337,631     15,150,912     33,962,268     2,666,377    12,247,485
   4,310,890     4,756,537       177,901       183,629      6,156,326      4,190,678     2,072,691     1,685,200
     (50,512)      (39,025)         (427)         (200)       (77,238)       (64,476)      (13,244)      (11,331)
  (7,740,596)   (5,520,110)     (130,644)      (75,355)    (9,329,267)    (7,072,534)   (3,464,659)   (2,895,512)
  (4,576,958)   (2,340,116)   (2,232,770)   (1,312,248)    (5,483,596)    (4,702,316)   (1,750,590)   (2,121,800)
    (499,986)     (169,872)           --           571       (572,655)      (229,852)     (450,642)     (141,903)
------------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
   1,333,359    26,092,505    (1,434,839)    2,134,028      5,844,482     26,083,768      (940,067)    8,762,139
------------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
  15,335,148    29,255,328    (1,373,837)    2,150,065     13,838,455     35,921,270     1,917,812     9,108,096
  91,787,633    62,532,305     3,528,942     1,378,877    111,477,952     75,556,682    31,424,968    22,316,872
------------   -----------   -----------   -----------   ------------   ------------   -----------   -----------
$107,122,781   $91,787,633   $ 2,155,105   $ 3,528,942   $125,316,407   $111,477,952   $33,342,780   $31,424,968
============   ===========   ===========   ===========   ============   ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                     LMPVPIII
                                                   International                LMPVPIII                   LMPVPIII
                                                  All Cap Growth            Large Cap Growth            Large Cap Value
                                                    Subaccount                 Subaccount                 Subaccount
                                             -------------------------   -----------------------   -------------------------
                                                2006          2005          2006         2005         2006          2005
                                                ----          ----          ----         ----         ----          ----

Operations:
 Net investment income (loss) ............   $    77,339   $    (2,146)  $  (99,107)  $  (92,021)  $   (42,888)  $    35,758
 Realized gain (loss) ....................       268,774      (274,876)      54,290       38,507       524,965      (116,016)
 Change in unrealized gain (loss) on
   investments............................     2,458,788     1,391,085      240,528      324,781     2,591,797     1,046,676
                                             -----------   -----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ............     2,804,901     1,114,063      195,711      271,267     3,073,874       966,418
                                             -----------   -----------   ----------   ----------   -----------   -----------
Unit Transactions:
 Participant purchase payments ...........       707,030     1,744,096      329,388    1,301,534       401,987     1,122,996
 Participant transfers from other funding
   options................................       517,912       427,194      786,171      380,556       218,086       246,647
 Administrative charges ..................       (11,292)      (10,758)      (4,106)      (3,881)      (15,962)      (17,094)
 Contract surrenders .....................    (1,385,024)   (1,067,570)    (549,786)    (502,165)   (1,893,836)   (1,817,250)
 Participant transfers to other funding
   options................................      (965,572)     (805,768)    (527,106)    (366,216)   (1,058,313)     (680,537)
 Other receipts/(payments) ...............       (33,780)      (22,964)     (11,596)      (6,802)     (240,564)      (29,624)
                                             -----------   -----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions .....    (1,170,726)      264,230       22,965      803,026    (2,588,602)   (1,174,862)
                                             -----------   -----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets..     1,634,175     1,378,293      218,676    1,074,293       485,272      (208,444)
Net Assets:
   Beginning of year......................    12,213,968    10,835,675    6,847,615    5,773,322    19,944,781    20,153,225
                                             -----------   -----------   ----------   ----------   -----------   -----------
   End of year............................   $13,848,143   $12,213,968   $7,066,291   $6,847,615   $20,430,053   $19,944,781
                                             ===========   ===========   ==========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                                                         LMPVPIV
                                                                                   Multiple Discipline
        LMPVPIII                    LMPVPIII                   LMPVPIII               Subaccount-All
      Mid Cap Core                Money Market          Social Awareness Stock          Cap Growth
       Subaccount                  Subaccount                 Subaccount                and Value
------------------------   -------------------------   -----------------------   -----------------------
    2006         2005          2006          2005         2006         2005         2006         2005
    ----         ----          ----          ----         ----         ----         ----         ----

$  (101,129)  $  (65,996)  $   520,330   $   214,681   $  (56,536)  $  (37,715)  $  (41,416)  $  (31,044)
  1,386,989      695,105            --            --       43,178        2,621      232,158       82,125
   (100,850)     (51,982)           --            --      327,205      199,608      248,601      103,746
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
  1,185,010      577,127       520,330       214,681      313,847      164,514      439,343      154,827
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
    921,641    2,293,714     5,708,629    12,946,066      399,712    1,246,720      439,043    1,925,035
    460,959      387,088     3,569,930     1,524,173      131,621      192,183      131,673      318,583
     (6,755)      (5,807)       (8,608)       (8,836)      (3,429)      (3,313)        (988)        (587)
   (511,715)    (454,746)   (2,641,463)   (2,535,710)    (460,004)    (346,398)    (214,678)     (52,618)
   (584,607)    (343,953)   (9,212,637)   (9,861,516)    (313,371)    (215,963)    (362,238)    (200,944)
    (49,058)      (7,453)     (168,503)     (132,578)     (81,263)     (91,890)          42       (3,282)
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
    230,465    1,868,843    (2,752,652)    1,931,599     (326,734)     781,339       (7,146)   1,986,187
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
  1,415,475    2,445,970    (2,232,322)    2,146,280      (12,887)     945,853      432,197    2,141,014
  8,923,896    6,477,926    18,250,448    16,104,168    5,452,688    4,506,835    3,742,030    1,601,016
-----------   ----------   -----------   -----------   ----------   ----------   ----------   ----------
$10,339,371   $8,923,896   $16,018,126   $18,250,448   $5,439,801   $5,452,688   $4,174,227   $3,742,030
===========   ==========   ===========   ===========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                         LMPVPIV                   LMPVPIV                   LMPVPIV
                                                   Multiple Discipline       Multiple Discipline       Multiple Discipline
                                                   Subaccount-Balanced        Subaccount-Global         Subaccount-Large
                                                     All Cap Growth            All Cap Growth              Cap Growth
                                                        and Value                 and Value                 and Value
                                                 -----------------------   -----------------------   -----------------------
                                                    2006         2005         2006         2005         2006         2005
                                                    ----         ----         ----         ----         ----         ----

Operations:
 Net investment income (loss) ................   $   (7,344)  $    5,188   $  (16,381)  $  (10,488)  $  (12,740)  $   (9,306)
 Realized gain (loss) ........................      201,560       46,335      137,396       37,285       50,401       21,868
 Change in unrealized gain (loss) on
   investments................................      239,232       99,489      325,936      117,413      104,748       15,557
                                                 ----------   ----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets
    resulting from operations ................      433,448      151,012      446,951      144,210      142,409       28,119
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Unit Transactions:
 Participant purchase payments ...............      543,577    3,250,925      322,699    2,063,982       57,788      683,306
 Participant transfers from other funding
   options....................................      251,633      605,813      406,794      244,056      125,761       90,034
 Administrative charges ......................       (1,202)        (480)      (1,082)        (479)        (414)        (272)
 Contract surrenders .........................     (432,707)    (101,308)    (134,973)     (65,761)     (50,070)     (15,401)
 Participant transfers to other funding
   options....................................     (517,129)     (28,440)    (215,871)     (63,057)    (229,710)     (66,135)
 Other receipts/(payments) ...................           --      (22,280)         282           --           --           --
                                                 ----------   ----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets
    resulting from unit transactions .........     (155,828)   3,704,230      377,849    2,178,741      (96,645)     691,532
                                                 ----------   ----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets......      277,620    3,855,242      824,800    2,322,951       45,764      719,651
Net Assets:
   Beginning of year..........................    5,067,846    1,212,604    3,072,622      749,671    1,423,920      704,269
                                                 ----------   ----------   ----------   ----------   ----------   ----------
   End of year................................   $5,345,466   $5,067,846   $3,897,422   $3,072,622   $1,469,684   $1,423,920
                                                 ==========   ==========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                              MIST Oppenheimer
  MIST BlackRock     MIST Lord Abbett     MIST Lord Abbett        Capital
  Large-Cap Core      Bond Debenture         Growth and         Appreciation
    Subaccount          Subaccount       Income Subaccount       Subaccount
    (Class A)            (Class A)           (Class B)           (Class B)
-----------------   ------------------   -----------------   -----------------
   2006      2005       2006      2005      2006      2005      2006      2005
   ----      ----       ----      ----      ----      ----      ----      ----

$  (84,334)  $ --   $  (114,688)  $ --   $  (30,879)  $ --   $  (26,738)  $ --
    (3,995)    --        10,670     --         (759)    --       (6,625)    --
   592,233     --       569,615     --      227,879     --       64,839     --
----------   ----   -----------   ----   ----------   ----   ----------   ----
   503,904     --       465,597     --      196,241     --       31,476     --
----------   ----   -----------   ----   ----------   ----   ----------   ----
    49,526     --       263,526     --      102,483     --      107,170     --
 9,454,723     --    10,857,444     --    2,775,042     --    2,560,539     --
   (10,892)    --        (2,547)    --       (1,259)    --       (1,013)    --
  (613,800)    --      (712,778)    --     (150,940)    --     (100,217)    --
  (364,743)    --      (416,607)    --      (38,587)    --      (92,910)    --
   (22,681)    --        (5,520)    --       (3,030)    --      (17,035)    --
----------   ----   -----------   ----   ----------   ----   ----------   ----
 8,492,133     --     9,983,518     --    2,683,709     --    2,456,534     --
----------   ----   -----------   ----   ----------   ----   ----------   ----
 8,996,037     --    10,449,115     --    2,879,950     --    2,488,010     --
        --     --            --     --           --     --           --
----------   ----   -----------   ----   ----------   ----   ----------   ----
$8,996,037   $ --   $10,449,115   $ --   $2,879,950   $ --   $2,488,010   $ --
==========   ====   ===========   ====   ==========   ====   ==========   ====

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                            MIST Pioneer           MSF BlackRock           MSF BlackRock
                                                          Strategic Income       Aggressive Growth          Bond Income
                                                        Subaccount (Class A)    Subaccount (Class D)   Subaccount (Class E)
                                                        --------------------   ---------------------   ---------------------
                                                           2006        2005        2006        2005        2006       2005
                                                           ----        ----        ----        ----        ----       ----

Operations:
 Net investment income (loss) .......................   $ 1,115,582   $   --   $  (127,806)  $    --   $  (188,691)  $    --
 Realized gain (loss) ...............................        43,851       --      (100,697)       --        28,238        --
 Change in unrealized gain (loss) on investments ....       (69,115)      --      (166,542)       --       772,197        --
                                                        -----------   ------   -----------   -------   -----------   -------
   Net increase (decrease) in net assets resulting
    from operations .................................     1,090,318       --      (395,045)       --       611,744        --
                                                        -----------   ------   -----------   -------   -----------   -------
Unit Transactions:
 Participant purchase payments ......................     1,207,626       --       117,478        --       397,564        --
 Participant transfers from other funding options ...    33,870,609       --    14,907,667        --    17,660,014        --
 Administrative charges .............................        (7,494)      --       (14,903)       --        (4,682)       --
 Contract surrenders ................................    (1,650,352)      --    (1,053,103)       --      (979,338)       --
 Participant transfers to other funding options .....    (2,276,062)      --      (671,610)       --      (836,283)       --
 Other receipts/(payments) ..........................      (357,195)      --       (50,142)       --       (60,461)       --
                                                        -----------   ------   -----------   -------   -----------   -------
   Net increase (decrease) in net assets resulting
    from unit transactions ..........................    30,787,132       --    13,235,387        --    16,176,814        --
                                                        -----------   ------   -----------   -------   -----------   -------
   Net increase (decrease) in net assets.............    31,877,450       --    12,840,342        --    16,788,558        --
Net Assets:
   Beginning of year.................................            --       --            --        --            --        --
                                                        -----------   ------   -----------   -------   -----------   -------
   End of year.......................................   $31,877,450   $   --   $12,840,342   $    --   $16,788,558   $    --
                                                        ===========   ======   ===========   =======   ===========   =======

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                MSF Western Asset
                         MSF T. Rowe Price         Management               Oppenheimer
     MSF MFS(R)           Large Cap Growth       U.S. Government       Capital Appreciation
    Total Return             Subaccount            Subaccount              Subaccount/VA
Subaccount (Class F)         (Class B)              (Class A)             (Service Shares)
---------------------   -------------------   --------------------   ------------------------
    2006       2005        2006       2005       2006        2005        2006         2005
    ----       ----        ----       ----       ----        ----        ----         ----

$  (633,638)  $    --   $  (15,392)  $   --   $  (40,253)  $    --   $    (8,065)  $  (17,424)
     75,928        --       (5,987)      --        5,596        --       270,451        2,660
  4,529,374        --      110,952       --      167,091        --      (165,648)      90,227
-----------   -------   ----------   ------   ----------   -------   -----------   ----------
  3,971,664        --       89,573       --      132,434        --        96,738       75,463
-----------   -------   ----------   ------   ----------   -------   -----------   ----------
  1,140,273        --       63,389       --       89,457        --       166,428      946,025
 61,811,491        --    1,420,039       --    4,252,062        --        65,108      187,420
    (25,581)       --         (640)      --         (902)       --            (3)        (610)
 (3,830,701)       --     (126,681)      --     (223,751)       --       (29,901)     (34,446)
 (1,918,409)       --      (25,566)      --     (228,110)       --    (2,390,104)     (45,201)
   (234,191)       --           --       --       (2,826)       --            --           --
-----------   -------   ----------   ------   ----------   -------   -----------   ----------
 56,942,882        --    1,330,541       --    3,885,930        --    (2,188,472)   1,053,188
-----------   -------   ----------   ------   ----------   -------   -----------   ----------
 60,914,546        --    1,420,114       --    4,018,364        --    (2,091,734)   1,128,651
         --        --           --       --           --               2,091,734      963,083
-----------   -------   ----------   ------   ----------   -------   -----------   ----------
$60,914,546   $    --   $1,420,114   $   --   $4,018,364   $    --   $        --   $2,091,734
===========   =======   ==========   ======   ==========   =======   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                    Oppenheimer
                                                   Main Street/VA             Pioneer Fund              Pioneer Mid Cap
                                                     Subaccount              VCT Subaccount          Value VCT Subaccount
                                                  (Service Shares)             (Class II)                 (Class II)
                                              ------------------------   -----------------------   -------------------------
                                                 2006          2005         2006         2005         2006          2005
                                                 ----          ----         ----         ----         ----          ----

Operations:
 Net investment income (loss) .............   $    11,335   $  (11,969)  $   (8,903)  $   (4,168)  $  (221,175)  $  (101,840)
 Realized gain (loss) .....................       363,623        7,337       10,439        3,194     3,361,723       382,114
 Change in unrealized gain (loss) on
   investments.............................      (240,232)      96,317      207,647       49,257    (1,836,128)      156,849
                                              -----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations .............       134,726       91,685      209,183       48,283     1,304,420       437,123
                                              -----------   ----------   ----------   ----------   -----------   -----------
Unit Transactions:
 Participant purchase payments ............       269,509      679,973      278,656      647,165     1,794,607     7,726,434
 Participant transfers from other funding
   options.................................        77,995      142,055       73,426      121,380     1,303,820     1,477,310
 Administrative charges ...................            (3)        (806)        (319)        (144)       (3,870)       (1,532)
 Contract surrenders ......................       (24,718)     (48,359)     (28,720)     (43,877)     (788,615)     (384,413)
 Participant transfers to other funding
   options.................................    (2,731,882)     (41,904)     (58,071)     (10,220)   (1,234,539)     (510,698)
 Other receipts/(payments) ................        (7,816)          23           --           --       (11,732)         (280)
                                              -----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ......    (2,416,915)     730,982      264,972      714,304     1,059,671     8,306,821
                                              -----------   ----------   ----------   ----------   -----------   -----------
   Net increase (decrease) in net assets...    (2,282,189)     822,667      474,155      762,587     2,364,091     8,743,944
Net Assets:
   Beginning of year.......................     2,282,189    1,459,522    1,250,422      487,835    11,688,613     2,944,669
                                              -----------   ----------   ----------   ----------   -----------   -----------
   End of year.............................   $        --   $2,282,189   $1,724,577   $1,250,422   $14,052,704   $11,688,613
                                              ===========   ==========   ==========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

       Putnam VT                  Putnam VT             Travelers Convertible              Travelers
  International Equity         Small Cap Value               Securities                 Managed Income
 Subaccount (Class IB)      Subaccount (Class IB)            Subaccount                   Subaccount
-----------------------   ------------------------   --------------------------   --------------------------
   2006         2005          2006         2005          2006           2005          2006           2005
   ----         ----          ----         ----          ----           ----          ----           ----

$  (24,940)  $   (7,104)  $  (133,485)  $  (81,079)  $     33,298   $   107,873   $    269,033   $   350,538
    53,215       16,335       980,075      251,284        427,191       161,523     (1,133,709)      (32,491)
   493,499      148,509       463,916      213,786        141,374      (286,229)       703,315      (358,504)
----------   ----------   -----------   ----------   ------------   -----------   ------------   -----------
   521,774      157,740     1,310,506      383,991        601,863       (16,833)      (161,361)      (40,457)
----------   ----------   -----------   ----------   ------------   -----------   ------------   -----------
   322,915      649,788     1,212,704    4,290,794        867,737     3,572,214      1,036,160     8,120,200
   700,671      156,563     1,820,624    1,207,307        264,219       857,079        543,180     1,173,212
      (833)        (339)       (3,281)      (1,452)            (8)       (1,640)           (19)       (3,320)
  (124,497)     (74,459)     (706,107)    (392,031)      (265,910)     (522,891)      (429,179)   (1,345,139)
  (240,763)     (94,795)   (1,037,470)    (439,697)   (10,411,573)   (1,035,334)   (17,641,129)   (2,925,825)
        --           --       (23,599)         111             --       (31,722)       (30,440)      (22,885)
----------   ----------   -----------   ----------   ------------   -----------   ------------   -----------
   657,493      636,758     1,262,871    4,665,032     (9,545,535)    2,837,706    (16,521,427)    4,996,243
----------   ----------   -----------   ----------   ------------   -----------   ------------   -----------
 1,179,267      794,498     2,573,377    5,049,023     (8,943,672)    2,820,873    (16,682,788)    4,955,786
 1,687,388      892,890     7,869,099    2,820,076      8,943,672     6,122,799     16,682,788    11,727,002
----------   ----------   -----------   ----------   ------------   -----------   ------------   -----------
$2,866,655   $1,687,388   $10,442,476   $7,869,099   $         --   $ 8,943,672   $         --   $16,682,788
==========   ==========   ===========   ==========   ============   ===========   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                             Travelers Mercury            Travelers MFS(R)             Travelers MFS(R)
                                              Large Cap Core               Mid Cap Growth                Total Return
                                                Subaccount                   Subaccount                   Subaccount
                                         -------------------------   --------------------------   --------------------------
                                            2006          2005           2006          2005           2006          2005
                                            ----          ----           ----          ----           ----          ----

Operations:
 Net investment income (loss) ........   $   (22,919)  $  (134,591)  $    (68,324)  $  (206,592)  $    494,904   $   460,046
 Realized gain (loss) ................      (306,122)     (331,249)    (8,175,190)   (1,682,047)       855,336     2,692,584
 Change in unrealized gain (loss) on
   investments........................       906,051     1,427,288      9,077,362     2,062,506        507,916    (2,370,709)
                                         -----------   -----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in net
    assets resulting from operations .       577,010       961,448        833,848       173,867      1,858,156       781,921
                                         -----------   -----------   ------------   -----------   ------------   -----------
Unit Transactions:
 Participant purchase payments .......        28,971        91,130        206,246       642,851      4,038,082    18,498,359
 Participant transfers from other
   funding options....................        21,884       180,683        157,993       338,970      1,000,185     3,461,394
 Administrative charges ..............          (173)      (12,389)          (177)      (17,196)          (292)      (23,390)
 Contract surrenders .................      (417,432)   (1,427,631)      (474,552)   (1,407,420)    (1,735,935)   (4,289,308)
 Participant transfers to other
   funding options....................    (9,529,408)     (433,228)   (15,001,871)   (1,216,386)   (61,353,827)   (2,576,862)
 Other receipts/(payments) ...........       (11,462)      (10,773)       (32,320)      (13,247)       (75,259)     (110,829)
                                         -----------   -----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in net
    assets resulting from unit
    transactions .....................    (9,907,620)   (1,612,208)   (15,144,681)   (1,672,428)   (58,127,046)   14,959,364
                                         -----------   -----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in net
    assets ...........................    (9,330,610)     (650,760)   (14,310,833)   (1,498,561)   (56,268,890)   15,741,285
Net Assets:
   Beginning of year..................     9,330,610     9,981,370     14,310,833    15,809,394     56,268,890    40,527,605
                                         -----------   -----------   ------------   -----------   ------------   -----------
   End of year........................   $        --   $ 9,330,610   $         --   $14,310,833   $         --   $56,268,890
                                         ===========   ===========   ============   ===========   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

     Travelers Pioneer               Travelers                  UIF Equity                UIF U.S. Real
     Strategic Income             U.S. Government               and Income              Estate Securities
        Subaccount             Securities Subaccount      Subaccount (Class II)       Subaccount (Class I)
--------------------------   ------------------------   -------------------------   ------------------------
    2006           2005          2006         2005          2006          2005          2006         2005
    ----           ----          ----         ----          ----          ----          ----         ----

$   (158,536)  $   774,082   $   214,475   $  (11,980)  $  (306,658)  $  (308,409)  $   (43,900)  $  (14,424)
     (22,716)        1,329      (319,030)        (640)    1,609,999       319,963       639,898        6,188
     461,046      (417,461)      (21,422)      21,422     5,144,642     2,064,592     1,901,712      171,921
------------   -----------   -----------   ----------   -----------   -----------   -----------   ----------
     279,794       357,950      (125,977)       8,802     6,447,983     2,076,146     2,497,710      163,685
------------   -----------   -----------   ----------   -----------   -----------   -----------   ----------
   4,189,937    17,961,072     1,368,651    2,238,601    11,848,663    33,384,625     2,898,479    2,908,412
   1,136,201     3,089,557       167,071      489,357     6,714,760     4,519,464     3,630,085    1,272,419
         (39)       (3,248)          (11)         (60)      (15,591)       (6,298)       (2,363)        (175)
    (455,237)     (772,913)      (38,947)     (67,695)   (4,164,164)   (1,411,610)     (361,395)     (91,116)
 (31,894,869)   (1,600,778)   (3,931,847)    (107,945)   (2,567,147)   (1,662,978)   (1,206,803)     (64,749)
     (40,451)      (30,790)           --           --       (33,629)      (84,838)      (16,487)          --
------------   -----------   -----------   ----------   -----------   -----------   -----------   ----------
 (27,064,458)   18,642,900    (2,435,083)   2,552,258    11,782,892    34,738,365     4,941,516    4,024,791
------------   -----------   -----------   ----------   -----------   -----------   -----------   ----------
 (26,784,664)   19,000,850    (2,561,060)   2,561,060    18,230,875    36,814,511     7,439,226    4,188,476
  26,784,664     7,783,814     2,561,060           --    50,631,743    13,817,232     4,188,476           --
------------   -----------   -----------   ----------   -----------   -----------   -----------   ----------
$         --   $26,784,664   $        --   $2,561,060   $68,862,618   $50,631,743   $11,627,702   $4,188,476
============   ===========   ===========   ==========   ===========   ===========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Continued)
                For the years ended December 31, 2006 and 2005

                                                  Van Kampen                  Van Kampen                  Van Kampen
                                                 LIT Comstock            LIT Growth and Income       LIT Strategic Growth
                                             Subaccount (Class II)       Subaccount (Class II)       Subaccount (Class II)
                                           -------------------------   -------------------------   -------------------------
                                              2006          2005          2006          2005          2006          2005
                                              ----          ----          ----          ----          ----          ----

Operations:
 Net investment income (loss) ..........   $  (226,160)  $  (337,442)  $  (210,429)  $  (187,334)  $  (263,077)  $  (235,457)
 Realized gain (loss) ..................     3,959,792     1,211,959     2,496,877       653,656      (229,021)     (263,287)
 Change in unrealized gain (loss) on
   investments..........................     4,605,577       645,271     2,138,612     1,475,989       612,946     1,484,677
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations ..........     8,339,209     1,519,788     4,425,060     1,942,311       120,848       985,933
                                           -----------   -----------   -----------   -----------   -----------   -----------
Unit Transactions:
 Participant purchase payments .........     7,695,816    23,340,423     3,999,473     9,344,590     1,159,347     3,605,646
 Participant transfers from other
   funding options......................     3,659,921     3,452,625     2,664,710     1,935,969     1,161,812       343,696
 Administrative charges ................       (25,611)      (18,543)      (13,129)      (10,883)      (11,557)      (12,204)
 Contract surrenders ...................    (4,408,078)   (3,249,812)   (3,159,215)   (2,040,614)   (1,597,131)   (1,374,475)
 Participant transfers to other funding
   options..............................    (2,707,711)   (2,424,569)   (1,470,935)   (1,166,118)   (1,322,825)     (982,442)
 Other receipts/(payments) .............      (238,404)      (12,649)     (148,116)      (12,928)     (136,669)      (16,880)
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from unit transactions ...     3,975,933    21,087,475     1,872,788     8,050,016      (747,023)    1,563,341
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets    12,315,142    22,607,263     6,297,848     9,992,327      (626,175)    2,549,274
Net Assets:
   Beginning of year....................    54,771,514    32,164,251    29,099,553    19,107,226    17,275,270    14,725,996
                                           -----------   -----------   -----------   -----------   -----------   -----------
   End of year..........................   $67,086,656   $54,771,514   $35,397,401   $29,099,553   $16,649,095   $17,275,270
                                           ===========   ===========   ===========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT PF
                            FOR VARIABLE ANNUITIES
             STATEMENTS OF CHANGES IN NET ASSETS  --  (Concluded)
                For the years ended December 31, 2006 and 2005

  VIP Equity -- Income           VIP Growth                 VIP Mid Cap
       Subaccount                Subaccount                  Subaccount
   (Service Class 2)          (Service Class 2)          (Service Class 2)
-----------------------   ------------------------   -------------------------
   2006         2005          2006         2005          2006          2005
   ----         ----          ----         ----          ----          ----

$   70,833   $  (22,992)  $    (4,923)  $  (10,800)  $  (221,806)  $  (121,779)
   699,008       68,887       132,426        1,229     1,741,207       109,471
   141,539      131,696       (77,533)      49,784      (144,682)    1,333,836
----------   ----------   -----------   ----------   -----------   -----------
   911,380      177,591        49,970       40,213     1,374,719     1,321,528
----------   ----------   -----------   ----------   -----------   -----------
   660,388    2,485,001       218,356      466,591     1,953,664     6,783,529
 1,005,525      387,422        30,017      216,235     3,302,376     2,007,531
    (1,614)        (761)           (9)        (319)       (4,771)       (2,050)
  (307,770)    (154,814)      (24,427)     (26,158)   (1,128,747)     (479,043)
  (201,098)    (173,199)   (1,369,522)     (13,826)   (2,096,528)     (828,659)
   (13,077)      (6,343)       (1,969)      (5,413)      (33,254)      (28,598)
----------   ----------   -----------   ----------   -----------   -----------
 1,142,354    2,537,306    (1,147,554)     637,110     1,992,740     7,452,710
----------   ----------   -----------   ----------   -----------   -----------
 2,053,734    2,714,897    (1,097,584)     677,323     3,367,459     8,774,238
 4,415,108    1,700,211     1,097,584      420,261    12,177,146     3,402,908
----------   ----------   -----------   ----------   -----------   -----------
$6,468,842   $4,415,108   $        --   $1,097,584   $15,544,605   $12,177,146
==========   ==========   ===========   ==========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                        NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account PF for Variable Annuities ("Separate Account PF") (formerly, The Travelers Separate Account PF for Variable Annuities) is a separate account of MetLife Insurance Company of Connecticut (the "Company") (formerly, The Travelers Insurance Company), a wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account PF, established on July 30, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account PF are PrimElite Annuity (formerly, Travelers Life & Annuity PrimElite Annuity) and PrimElite II Annuity (formerly, Travelers Life & Annuity PrimElite II Annuity).

The Separate Account PF is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".


AIM Variable Insurance Funds                                   Legg Mason Partners Variable Portfolios IV
AllianceBernstein Variable Product Series Fund, Inc.           Met Investors Series Trust
American Funds Insurance Series                                Metropolitan Series Fund, Inc.
Franklin Templeton Variable Insurance Products Trust           Pioneer Variable Contracts Trust
Legg Mason Partners Investment Series                          Putnam Variable Trust
Legg Mason Partners Lifestyle Series, Inc.                     Universal Institutional Funds, Inc.
Legg Mason Partners Variable Portfolios V                      Van Kampen Life Investment Trust
Legg Mason Partners Variable Portfolios II                     Variable Insurance Products Fund
Legg Mason Partners Variable Portfolios III, Inc.

Participant purchase payments applied to Separate Account PF are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

   AIM V.I. Capital Appreciation Subaccount (Series II)
   AIM V.I. Core Equity Subaccount (Series II)
   AllianceBernstein Global Technology Subaccount (Class B)
   AllianceBernstein Large-Cap Growth Subaccount (Class B)
   American Funds Global Growth Subaccount (Class 2)
   American Funds Growth Subaccount (Class 2)
   American Funds Growth-Income Subaccount (Class 2)
   FTVIPT Mutual Shares Securities Subaccount (Class 2)
   FTVIPT Templeton Growth Securities Subaccount (Class 2)
   LMPIS Dividend Strategy Subaccount
   LMPIS Government Subaccount (Class A)
   LMPIS Growth and Income Subaccount
   LMPIS Premier Selections All Cap Growth Subaccount
   LMPLS Balanced Subaccount
   LMPLS Growth Subaccount
   LMPLS High Growth Subaccount
   LMPVPV Small Cap Growth Opportunities Subaccount
   LMPVPII Appreciation Subaccount
   LMPVPII Capital and Income Subaccount
   LMPVPII Fundamental Value Subaccount

   LMPVPIII Adjustable Rate Income Subaccount
   LMPVPIII Aggressive Growth Subaccount
   LMPVPIII High Income Subaccount
   LMPVPIII International All Cap Growth Subaccount
   LMPVPIII Large Cap Growth Subaccount
   LMPVPIII Large Cap Value Subaccount
   LMPVPIII Mid Cap Core Subaccount
   LMPVPIII Money Market Subaccount
   LMPVPIII Social Awareness Stock Subaccount
   LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
   LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
   MIST BlackRock Large-Cap Core Subaccount (Class A)
   MIST Lord Abbett Bond Debenture Subaccount (Class A)
   MIST Lord Abbett Growth and Income Subaccount (Class B)
   MIST Oppenheimer Capital Appreciation Subaccount (Class B)
   MIST Pioneer Strategic Income Subaccount (Class A)
   MSF BlackRock Aggressive Growth Subaccount (Class D)
   MSF BlackRock Bond Income Subaccount (Class E)
   MSF MFS(R) Total Return Subaccount (Class F)
   MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
   MSF Western Asset Management U.S. Government Subaccount (Class A) Pioneer Fund VCT Subaccount (Class II)
   Pioneer Mid Cap Value VCT Subaccount (Class II)
   Putnam VT International Equity Subaccount (Class IB)
   Putnam VT Small Cap Value Subaccount (Class IB)
   UIF Equity and Income Subaccount (Class II)
   UIF U.S. Real Estate Securities Subaccount (Class I)
   Van Kampen LIT Comstock Subaccount (Class II)
   Van Kampen LIT Growth and Income Subaccount (Class II)
   Van Kampen LIT Strategic Growth Subaccount (Class II)
   VIP Equity -- Income Subaccount (Service Class 2)
   VIP Mid Cap Subaccount (Service Class 2)

The operations of the Subaccounts changed as follows during the years ending December 31, 2006 and 2005:

For the year ended December 31, 2006

   Mergers:

   Old Portfolio                                                 New Portfolio
   -------------                                                 -------------

   AIM V.I. Premier Equity Portfolio (a)                         AIM V.I. Core Equity Portfolio (b)
   Travelers Convertible Securities Portfolio (a)                Lord Abbett Bond Debenture Portfolio (b)
   Travelers Mercury Large-Cap Core Portfolio (a)                Mercury Large-Cap Core Portfolio (b)
   Travelers Pioneer Strategic Income Portfolio (a)              Pioneer Strategic Income Portfolio (b)
   Travelers MFS Mid Cap Growth Portfolio (a)                    BlackRock Aggressive Growth Portfolio (b)
   Travelers MFS Total Return Portfolio (a)                      MFS Total Return Portfolio (b)
   Travelers Managed Income Portfolio (a)                        BlackRock Bond Income Portfolio (b)
   Travelers U.S. Government Securities Portfolio (a)            Western Asset Management U.S. Government Portfolio (b)

   (a)  For the period January 1, 2006 to April 30, 2006

   (b)  For the period May 1, 2006 to December 31, 2006

1. BUSINESS  --  (Concluded)

   Substitutions:

   Old Portfolio                                                 New Portfolio
   -------------                                                 -------------

   VIP Growth Portfolio (c)                                      T. Rowe Price Large Cap Growth Portfolio (d)
   Oppenheimer Main Street Fund/VA (c)                           Lord Abbett Growth and Income Portfolio (d)
   Oppenheimer Capital Appreciation Fund/VA (c)                  Oppenheimer Capital Appreciation Portfolio (d)

   (c)  For the period January 1, 2006 to April 30, 2006

   (d)  For the period May 1, 2006 to December 31, 2006

   Name Changes:

   Old Name                                                      New Name
   --------                                                      --------

   Greenwich Street Series Appreciation Subaccount               LMPVPII Appreciation Subaccount
   Greenwich Street Series Capital and Income Subaccount         LMPVPII Capital and Income Subaccount
   Greenwich Street Series Fundamental Value Subaccount          LMPVPII Fundamental Value Subaccount
   Smith Barney Allocation Series Inc.-Select Balanced           LMPLS Balanced Subaccount
    Subaccount
   Smith Barney Allocation Series Inc.-Select Growth             LMPLS Growth Subaccount
    Subaccount
   Smith Barney Allocation Series Inc.-Select High Growth        LMPLS High Growth Subaccount
    Subaccount
   SB Government Subaccount                                      LMPIS Government Subaccount
   Smith Barney Dividend Strategy Subaccount                     LMPIS Dividend Strategy Subaccount
   Smith Barney Growth and Income Subaccount                     LMPIS Growth and Income Subaccount
   Smith Barney Premier Selections All Cap Growth Subaccount     LMPIS Premier Selections All Cap Growth Subaccount
   Multiple Discipline Portfolio-All Cap Growth and Value        LMPVPIV Multiple Discipline Portfolio -- All Cap Growth
    Subaccount                                                    and Value Subaccount
   Multiple Discipline Portfolio -- Balanced All Cap Growth      LMPVPIV Multiple Discipline Portfolio -- Balanced All Cap
    and Value Subaccount                                          Growth and Value Subaccount
   Multiple Discipline Portfolio -- Global All Cap Growth and    LMPVPIV Multiple Discipline Portfolio -- Global All Cap
    Value Subaccount                                              Growth and Value Subaccount
   Multiple Discipline Portfolio -- Large Cap Growth and         LMPVPIV Multiple Discipline Portfolio -- Large Cap Growth
    Value Subaccount                                              and Value Subaccount
   SB Adjustable Rate Income Subaccount                          LMPVPIII Adjustable Rate Income Subaccount
   Smith Barney Aggressive Growth Subaccount                     LMPVPIII Aggressive Growth Subaccount
   Smith Barney High Income Subaccount                           LMPVPIII High Income Portfolio
   Smith Barney International All Cap Growth Subaccount          LMPVPIII International All Cap Growth Subaccount
   Smith Barney Large Capitalization Growth Subaccount           LMPVPIII Large Cap Growth Subaccount
   Smith Barney Large Cap Value Subaccount                       LMPVPIII Large Cap Value Subaccount
   Smith Barney Mid Cap Core Subaccount                          LMPVPIII Mid Cap Core Subaccount
   Smith Barney Money Market Subaccount                          LMPVPIII Money Market Subaccount
   Smith Barney Small Cap Growth Opportunities Subaccount        LMPVPV Small Cap Growth Opportunities Subaccount
   Social Awareness Stock Subaccount                             LMPVPIII Social Awareness Stock Subaccount
   Mercury Large-Cap Core Subaccount                             BlackRock Large-Cap Core Subaccount

For the year ended December 31, 2005:

Additions:

Smith Barney Capital and Income Subaccount
TST U.S. Government Securities Subaccount
TST Real Estate Subaccount

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account PF or shares of Separate Account PF's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account PF product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account PF in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are accounted for on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Separate Account PF form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"). Under existing Federal income tax law, no taxes are payable on the earnings of Separate Account PF. Separate Account PF is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net Assets allocated to contracts in the payout period are computed according to the Progressive Annuity Table for the PrimElite product and the Annuity 2000 Table for the PrimElite II product. The assumed investment return is 3.0 percent for all products. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and/or are assessed through the calculation of accumulation and/or annuity unit values:

     -    Mortality and Expense Risks assumed by the Company ("M&E")

     -    Administrative fees paid for administrative expenses ("ADM")

     -    Enhanced  Stepped-up  Provision,  if  elected  by the  contract  owner
          ("E.S.P.")

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

                                                                                                  Asset-based Charges
                                                                                            --------------------------------
                                                                                                           Optional   Total
                 Separate Account Charge (1)                             Product             M&E    ADM     E.S.P.    Charge
                 ---------------------------                             -------             ---    ---     ------    ------

Separate Account Charge 1.40% ................................   PrimElite (notes 2-3)      1.25%   0.15%              1.40%
Separate Account Charge 1.65% ................................   PrimElite II (notes 2-3)   1.50%   0.15%              1.65%
Separate Account Charge 1.90% ................................   PrimElite II (notes 2-3)   1.50%   0.15%    0.25%     1.90%

-------

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.92% is being waived for the T. Rowe Price Large Cap Growth Subaccount (Class B) of the Metropolitan Series Fund, Inc.

(3) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover contract administrative charges as follows:

                           Product                                                 Administrative Charge
                           -------                                                 ---------------------

PrimElite...................................................   $30
PrimElite II................................................   $30 for contract values less than $50,000

No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% after eight full years and are assessed through the redemption of units.

Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% after eight full years and are assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                           As of and for the period ended December 31, 2006
                                                                          --------------------------------------------------
                                                                           No. of       Market        Cost of      Proceeds
                              INVESTMENTS                                  Shares        Value       Purchases    from Sales
                              -----------                                  ------        -----       ---------    ----------

AIM Variable Insurance Funds (0.1%)
   AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $557,984)      24,893   $   644,982   $   146,731   $   73,493
   AIM V.I. Core Equity Subaccount (Series II) (Cost $690,495)               27,842       752,278       836,553      144,464
   AIM V.I. Premier Equity Subaccount (Series II) (Cost $0.00)                   --            --        44,808      608,288
                                                                          ---------   -----------   -----------   ----------
     Total (Cost $1,248,749)                                                 52,735   $ 1,397,260   $ 1,028,092   $  826,245
                                                                          =========   ===========   ===========   ==========
AllianceBernstein Variable Products Series Fund, Inc. (0.1%)
   AllianceBernstein Global Technology Subaccount (Class B)
    (Cost $379,403)                                                          26,190   $   443,663   $   103,515   $   59,676
   AllianceBernstein Large-Cap Growth Subaccount (Class B)
    (Cost $411,539)                                                          16,983       447,832       269,859      220,983
                                                                          ---------   -----------   -----------   ----------
     Total (Cost $790,942)                                                   43,173   $   891,495   $   373,374   $  280,659
                                                                          =========   ===========   ===========   ==========
American Funds Insurance Series (6.3%)
   American Funds Global Growth Subaccount (Class 2) (Cost $9,300,810)      500,283   $11,651,590   $ 4,202,578   $  624,306
   American Funds Growth Subaccount (Class 2) (Cost $26,573,751)            488,953    31,332,123     9,029,522    1,342,684
   American Funds Growth-Income Subaccount (Class 2) (Cost $25,306,651)     687,384    29,000,710     6,145,589    1,834,127
                                                                          ---------   -----------   -----------   ----------
     Total (Cost $61,181,212)                                             1,676,620   $71,984,423   $19,377,689   $3,801,117
                                                                          =========   ===========   ===========   ==========
Franklin Templeton Variable Insurance Products Trust (3.0%)
   FTVIPT Mutual Shares Securities Subaccount (Class 2)
    (Cost $15,675,755)                                                      913,938   $18,708,310   $ 5,827,035   $1,254,456
   FTVIPT Templeton Growth Securities Subaccount (Class 2)
    (Cost $12,988,505)                                                    1,004,263    15,997,917     3,798,257      812,910
                                                                          ---------   -----------   -----------   ----------
     Total (Cost $28,664,260)                                             1,918,201   $34,706,227   $ 9,625,292   $2,067,366
                                                                          =========   ===========   ===========   ==========
Legg Mason Partners Investment Series (5.5%)
   LMPIS Dividend Strategy Subaccount (Cost $12,485,212)                  1,229,864   $12,347,832   $   626,655   $2,105,876
   LMPIS Government Subaccount (Class A) (Cost 28,699,319)                2,508,467    27,517,880     3,865,276    3,509,605
   LMPIS Growth and Income Subaccount (Cost $15,928,684)                  1,769,251    19,408,684       918,269    2,238,865
   LMPIS Premier Selections All Cap Growth Subaccount (Cost $3,193,417)     246,991     3,304,739       168,225      635,768
                                                                          ---------   -----------   -----------   ----------
     Total (Cost $60,306,632)                                             5,754,573   $62,579,135   $ 5,578,425   $8,490,114
                                                                          =========   ===========   ===========   ==========
Legg Mason Partners Lifestyle Series, Inc. (4.9%)
   LMPLS Balanced Subaccount (Cost $29,793,758)                           2,559,196   $32,041,135   $ 1,876,675   $4,085,724
   LMPLS Growth Subaccount (Cost 15,931,663)                              1,379,723    15,811,622       495,589    2,500,405
   LMPLS High Growth Subaccount (Cost $8,228,768)                           624,722     8,852,308       307,552    1,544,879
                                                                          ---------   -----------   -----------   ----------
     Total (Cost $53,954,189)                                             4,563,641   $56,705,065   $ 2,679,816   $8,131,008
                                                                          =========   ===========   ===========   ==========

                                                                       As of and for the period ended December 31, 2006  --
                                                                                            (Continued)
                                                                       -----------------------------------------------------
                                                                         No. of        Market        Cost of      Proceeds
                            INVESTMENTS                                  Shares        Value        Purchases    from Sales
                            -----------                                  ------        -----        ---------    ----------

Legg Mason Partners Variable Portfolios V (0.4%)
   LMPVPV Small Cap Growth Opportunities Subaccount
     Total (Cost $4,510,249)                                              430,673   $  4,922,596   $ 1,059,861   $   649,398
                                                                       ==========   ============   ===========   ===========
Legg Mason Partners Variable Portfolios II (22.7%)
   LMPVPII Appreciation Subaccount (Cost $109,599,943)                  4,851,674   $129,782,276   $10,758,298   $10,736,400
   LMPVPII Capital and Income Subaccount (Cost $21,887,501)             2,037,556     23,513,400     9,090,296     1,323,937
   LMPVPII Fundamental Value Subaccount (Cost $94,508,539)              4,700,896    107,133,409    12,655,597     7,122,057
                                                                       ----------   ------------   -----------   -----------
     Total (Cost $225,995,983)                                         11,590,126   $260,429,085   $32,504,191   $19,182,394
                                                                       ==========   ============   ===========   ===========
Legg Mason Partners Variable Portfolios III, Inc. (20.4%)
   LMPVPIII Adjustable Rate Income Subaccount (Cost $2,202,205)           218,148   $  2,155,303   $   755,825   $ 2,138,546
   LMPVPIII Aggressive Growth Subaccount (Cost $102,179,748)            7,755,916    125,335,597    11,075,211     7,032,040
   LMPVPIII High Income Subaccount (Cost $35,666,577)                   4,561,661     33,345,740     4,808,771     3,731,012
   LMPVPIII International All Cap Growth Subaccount (Cost
    $12,861,793)                                                          801,470     13,849,404     1,226,913     2,040,598
   LMPVPIII Large Cap Growth Subaccount (Cost $6,164,458)                 448,124      7,066,921       756,865       832,682
   LMPVPIII Large Cap Value Subaccount (Cost $18,189,184)                 941,118     20,431,670       867,969     3,140,443
   LMPVPIII Mid Cap Core Subaccount (Cost $9,583,968)                     721,597     10,340,485     2,263,614       875,595
   LMPVPIII Money Market Subaccount (Cost $16,019,488)                 16,019,488     16,019,488     6,856,744     9,088,485
   LMPVPIII Social Awareness Stock Subaccount (Cost $4,903,927)           201,571      5,440,402       451,208       834,108
                                                                       ----------   ------------   -----------   -----------
     Total (Cost $207,771,348)                                         31,669,093   $233,985,010   $29,063,120   $29,713,509
                                                                       ==========   ============   ===========   ===========
Legg Mason Partners Variable Portfolios IV (1.3%)
   LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
    (Cost $3,734,547)                                                     254,239   $  4,174,606   $   682,713   $   539,922
   LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth
    and Value (Cost $4,973,698)                                           376,236      5,346,312       896,110       904,280
   LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and
    Value (Cost $3,415,108)                                               217,146      3,897,779       909,983       450,432


                                                                       As of and for the period ended December 31, 2006
                                                                                        --  (Continued)
                                                                      --------------------------------------------------
                                                                        No. of       Market       Cost of      Proceeds
                            INVESTMENTS                                 Shares       Value       Purchases    from Sales
                            -----------                                 ------       -----       ---------    ----------


   LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and
    Value (Cost $1,329,286)                                              92,441   $ 1,469,819   $   198,243   $  271,404
                                                                      ---------   -----------   -----------   ----------
     Total (Cost $13,452,639)                                           940,062   $14,888,516   $ 2,687,049   $2,166,038
                                                                      =========   ===========   ===========   ==========
Met Investors Series Trust (5.0%)
   MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost
    $8,404,496)                                                         803,279   $ 8,996,729   $ 9,438,203   $1,029,712
   MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost
    $9,880,770)                                                         835,362    10,450,385    10,809,084      938,984
   MIST Lord Abbett Growth and Income Subaccount (Class B) (Cost
    $2,652,337)                                                          98,637     2,880,215     2,839,589      186,494
   MIST Oppenheimer Capital Appreciation Subaccount (Class B) (Cost
    $2,423,399)                                                         270,461     2,488,238     2,631,301      201,277
   MIST Pioneer Strategic Income Subaccount (Class A) (Cost
    $31,950,228)                                                      3,370,097    31,881,114    34,842,174    2,935,796
                                                                      ---------   -----------   -----------   ----------
     Total (Cost $55,311,230)                                         5,377,836   $56,696,681   $60,560,351   $5,292,263
                                                                      =========   ===========   ===========   ==========
Metropolitan Series Fund, Inc. (8.4%)
   MSF BlackRock Aggressive Growth Subaccount (Class D)
    (Cost $13,007,918)                                                  539,554   $12,841,376   $14,790,024   $1,681,409
   MSF BlackRock Bond Income Subaccount (Class E) (Cost
    $16,018,071)                                                        155,624    16,790,269    17,535,184    1,545,351
   MSF MFS Total Return Subaccount
    (Class F) (Cost $56,390,545)                                        392,096    60,919,918    61,012,737    4,698,121
   MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (Cost
    $1,309,293)                                                          93,499     1,420,245     1,482,774      167,495
   MSF Western Asset Management U.S. Government Subaccount (Class
    A) (Cost $3,851,639)                                                326,726     4,018,730     4,214,943      368,899
                                                                      ---------   -----------   -----------   ----------
     Total (Cost $90,577,466)                                         1,507,499   $95,990,538   $99,035,662   $8,461,275
                                                                      =========   ===========   ===========   ==========
Oppenheimer Variable Account Funds (0.0%)
   Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
    (Cost $0)                                                                --   $        --   $   237,384   $2,434,017
   Oppenheimer Main Street/VA Subaccount (Service Shares) (Cost $0)          --            --       349,875    2,755,561
                                                                      ---------   -----------   -----------   ----------
     Total (Cost $0)                                                         --   $        --   $   587,259   $5,189,578
                                                                      =========   ===========   ===========   ==========
Pioneer Variable Contracts Trust (1.4%)
   Pioneer Fund VCT Subaccount (Class II) (Cost $1,423,686)              69,743   $ 1,724,737   $   345,487   $   89,317
   Pioneer Mid Cap Value VCT Subaccount (Class II) (Cost
    $15,358,827)                                                        694,380    14,054,244     5,768,075    1,434,450
                                                                      ---------   -----------   -----------   ----------
     Total (Cost $16,782,513)                                           764,123   $15,778,981   $ 6,113,562   $1,523,767
                                                                      =========   ===========   ===========   ==========

                                                                       As of and for the period ended December 31, 2006  --
                                                                                            (Continued)
                                                                       -----------------------------------------------------
                                                                        No. of        Market        Cost of       Proceeds
                            INVESTMENTS                                 Shares        Value        Purchases     from Sales
                            -----------                                 ------        -----        ---------     ----------

Putnam Variable Trust (1.2%)
   Putnam VT International Equity Subaccount (Class IB) (Cost
    $2,091,435)                                                          138,901   $  2,866,914   $   868,448   $    235,712
   Putnam VT Small Cap Value Subaccount (Class IB) (Cost $9,276,285)     430,310     10,443,616     3,118,793      1,072,528
                                                                       ---------   ------------   -----------   ------------
     Total (Cost $11,367,720)                                            569,211   $ 13,310,530   $ 3,987,241   $  1,308,240
                                                                       =========   ============   ===========   ============
The Travelers Series Trust (0.0%)
   Travelers Convertible Securities Subaccount (Cost $0)                      --   $         --   $ 1,040,328   $ 10,419,011
   Travelers Managed Income Subaccount (Cost $0)                              --             --     1,233,101     17,486,258
   Travelers Mercury Large Cap Core Subaccount (Cost $0)                      --             --       365,869     10,000,940
   Travelers MFS Mid Cap Growth Subaccount (Cost $0)                          --             --       969,310     15,387,128
   Travelers MFS Total Return Subaccount (Cost $0)                            --             --     4,253,946     61,028,859
   Travelers Pioneer Strategic Income Subaccount (Cost $0)                    --             --     4,328,755     31,552,975
   Travelers U.S. Government Securities Subaccount (Cost $0)                  --             --     1,726,476      3,890,727
                                                                       ---------   ------------   -----------   ------------
     Total (Cost $0)                                                          --   $         --   $13,917,785   $149,765,898
                                                                       =========   ============   ===========   ============
Universal Institutional Funds, Inc. (7.0%)
   UIF Equity and Income Subaccount
    (Class II) (Cost $60,711,229)                                      4,625,214   $ 68,869,442   $15,686,820   $  2,817,035
   UIF U.S. Real Estate Securities Subaccount (Class I)
    (Cost $9,564,841)                                                    396,406     11,638,474     6,212,148        737,518
                                                                       ---------   ------------   -----------   ------------
     Total (Cost $70,276,070)                                          5,021,620   $ 80,507,916   $21,898,968   $  3,554,553
                                                                       =========   ============   ===========   ============
Van Kampen Life Investment Trust (10.4%)
   Van Kampen LIT Comstock Subaccount (Class II) (Cost $56,897,820)    4,565,199   $ 67,108,421   $11,325,538   $  3,918,284
   Van Kampen LIT Growth and Income Subaccount (Class II)
    (Cost $28,532,038)                                                 1,612,051     35,400,633     6,673,556      2,912,642
   Van Kampen LIT Strategic Growth Subaccount (Class II)
    (Cost $17,703,517)                                                   583,441     16,651,398     1,215,131      2,223,659
                                                                       ---------   ------------   -----------   ------------
     Total (Cost $103,133,375)                                         6,760,691   $119,160,452   $19,214,225   $  9,054,585
                                                                       =========   ============   ===========   ============

4. STATEMENT OF INVESTMENTS  --  (Concluded)


                                                                           As of and for the period ended December 31,
                                                                                      2006  --  (Continued)
                                                                         -----------------------------------------------
                                                                          No. of      Market       Cost of     Proceeds
                              INVESTMENTS                                 Shares      Value       Purchases   from Sales
                              -----------                                 ------      -----       ---------   ----------


Variable Insurance Products Fund (1.9%)
   VIP Equity -- Income Subaccount
    (Service Class 2) (Cost $6,071,670)                                  250,075   $ 6,469,437   $2,321,407   $  436,070
   VIP Growth Subaccount
    (Service Class 2) (Cost $0)                                               --            --      241,696    1,394,224
   VIP Mid Cap Subaccount
    (Service Class 2) (Cost $13,851,905)                                 453,902    15,546,144    5,310,809    1,950,946
                                                                         -------   -----------   ----------   ----------
     Total (Cost $19,923,575)                                            703,977   $22,015,581   $7,873,912   $3,781,240
                                                                         =======   ===========   ==========   ==========

5. FINANCIAL HIGHLIGHTS

                               Year              Unit Value       Net     Investment(1)   Expense Ratio(2)   Total Return(3)
                              Ended    Units      Lowest to     Assets       Income          Lowest to          Lowest to
                              Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)        Highest (%)
                              ------   ------    -----------    -------     ---------       -----------        -----------

AIM Variable Insurance
 Funds
 AIM V.I. Capital
   Appreciation Subaccount
   (Series II)                 2006       584   1.085 - 1.360      645          --          1.40 - 1.90          4.03 - 4.62
                               2005       510   1.043 - 1.300      538          --          1.40 - 1.90          6.54 - 8.60
                               2004       317   0.979 - 0.986      312          --          1.65 - 1.90          4.56 - 6.53
                               2003        32           0.943       31          --                 1.65                27.09
                               2002         4           0.742        3          --                 1.65                (5.84)
 AIM V.I. Core Equity
   Subaccount (Series II)      2006       698   1.076 - 1.080      752        0.57          1.40 - 1.90          7.60 - 8.00
 AIM V.I. Premier Equity
   Subaccount (Series II)      2006        --   0.938 - 1.273       --        0.76          1.40 - 1.90          1.27 - 4.87
                               2005       597   0.895 - 0.904      538        0.78          1.65 - 1.90          3.47 - 3.67
                               2004       306   0.865 - 0.872      266        0.54          1.65 - 1.90          3.47 - 3.81
                               2003       102   0.836 - 0.840       86        0.29          1.65 - 1.90        22.58 - 22.99
                               2002        36           0.682       24        0.39                 1.90                (3.40)
AllianceBernstein Variable
 Products Series Fund,
 Inc.
 AllianceBernstein Global
   Technology Subaccount
   (Class  B)                  2006       497   0.883 - 0.894      444          --          1.65 - 1.90          6.39 - 6.56
                               2005       441   0.830 - 0.839      369          --          1.65 - 1.90          1.72 - 2.07
                               2004       358   0.816 - 0.822      294          --          1.65 - 1.90          3.27 - 7.79
                               2003       147           0.796      117          --                 1.65                41.39
                               2002        18           0.563       10          --                 1.65               (30.49)
 AllianceBernstein Large-
   Cap Growth Subaccount
   (Class B)                   2006       457   0.957 - 1.312      448          --          1.40 - 1.90      (2.45) - (2.02)
                               2005       408   0.981 - 1.339      406          --          1.40 - 1.90       (1.40) - 13.00
                               2004       227   0.871 - 0.877      199          --          1.65 - 1.90          6.35 - 6.56
                               2003        23   0.819 - 0.823       19          --          1.65 - 1.90        13.99 - 20.97
                               2002         2           0.677        1          --                 1.90               (28.06)
American Funds Insurance
 Series
 American Funds Global
   Growth Subaccount
   (Class 2)                   2006     6,076   1.902 - 1.919   11,650        0.89          1.65 - 1.90        18.14 - 18.46
                               2005     3,946   1.610 - 1.620    6,390        0.63          1.65 - 1.90        11.96 - 12.19
                               2004     1,092   1.438 - 1.444    1,576        0.23          1.65 - 1.90        11.68 - 14.86
                               2003         7           1.293        9        0.18                 1.65                29.30
 American Funds Growth
   Subaccount (Class 2)        2006    18,351   1.693 - 1.709   31,329        0.85          1.65 - 1.90          8.11 - 8.44
                               2005    13,561   1.566 - 1.576   21,360        0.93          1.65 - 1.90        14.06 - 14.29
                               2004     3,917   1.373 - 1.379    5,399        0.42          1.65 - 1.90        10.67 - 11.72
                               2003        50           1.246       62        0.20                 1.65                24.60
 American Funds Growth-
   Income Subaccount (Class
   2)                          2006    18,112   1.588 - 1.602   28,998        1.61          1.65 - 1.90        13.02 - 13.30
                               2005    15,563   1.405 - 1.414   21,993        1.86          1.65 - 1.90          3.84 - 4.12
                               2004     4,594   1.353 - 1.358    6,237        2.05          1.65 - 1.90          8.07 - 8.55
                               2003       144           1.251      180        2.12                 1.65                25.10
Franklin Templeton
 Variable Insurance
 Products Trust
 FTVIPT Mutual Shares
   Securities Subaccount
   (Class 2)                   2006    12,432   1.481 - 1.607   18,706        1.33          1.40 - 1.90        16.16 - 16.70
                               2005     9,399   1.275 - 1.377   12,132        0.83          1.40 - 1.90         8.51 - 10.51
                               2004     3,295   1.175 - 1.184    3,900        0.67          1.65 - 1.90        10.54 - 10.76
                               2003       838   1.063 - 1.069      896        0.77          1.65 - 1.90        22.75 - 23.16
                               2002        98   0.866 - 0.868       85        0.78          1.65 - 1.90      (15.56) - (0.57)

                               Year              Unit Value       Net     Investment(1)   Expense Ratio(2)    Total Return(3)
                              Ended    Units      Lowest to     Assets       Income          Lowest to           Lowest to
                              Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)         Highest (%)
                              ------   ------    -----------    -------     ---------       -----------         -----------

 FTVIPT Templeton Growth
   Securities Subaccount
   (Class 2)                   2006    10,428   1.505 - 1.753   15,996         1.34         1.40 - 1.90          19.54 - 20.15
                               2005     8,595   1.259 - 1.459   10,962         1.06         1.40 - 1.90           6.88 - 10.11
                               2004     3,352   1.178 - 1.187    3,978         0.94         1.65 - 1.90          13.82 - 14.13
                               2003       297   1.035 - 1.040      309         1.49         1.65 - 1.90          18.29 - 30.00
                               2002        84           0.800       68         0.59                1.65                 (20.95)
Legg Mason Partners
 Investment Series
 LMPIS Dividend Strategy
   Subaccount                  2006    14,367   0.779 - 1.033   12,347         2.08         1.40 - 1.90          15.65 - 16.27
                               2005    16,479   0.670 - 0.890   12,078         1.92         1.40 - 1.90         (2.00) - (1.62)
                               2004    17,293   0.681 - 0.907   12,384         0.99         1.40 - 1.90            1.47 - 1.95
                               2003    16,644   0.668 - 0.892   11,286         0.44         1.40 - 1.90          21.17 - 21.68
                               2002    17,238   0.549 - 0.734    9,509         0.57         1.40 - 1.90      (26.99) - (14.78)
 LMPIS Government
   Subaccount (Class A)        2006    24,467   1.088 - 1.274   27,515         4.03         1.40 - 1.90            2.06 - 2.66
                               2005    24,674   1.066 - 1.241   27,166         5.19         1.40 - 1.90          (0.37) - 0.16
                               2004    17,171   1.070 - 1.239   19,246         4.67         1.40 - 1.90            1.13 - 1.56
                               2003    11,859   1.058 - 1.220   13,594         3.23         1.40 - 1.90         (1.21) - (0.65)
                               2002     7,604   1.071 - 1.228    9,141         4.55         1.40 - 1.90            4.69 - 6.41
 LMPIS Growth and Income
   Subaccount                  2006    17,492   0.975 - 1.199   19,407         0.77         1.40 - 1.90          10.34 - 10.92
                               2005    18,634   0.879 - 1.084   18,662         0.85         1.40 - 1.90            1.90 - 2.45
                               2004    16,119   0.858 - 1.061   15,457         1.43         1.40 - 1.90            6.15 - 6.72
                               2003    10,965   0.804 - 0.997    9,231         0.66         1.40 - 1.90          27.84 - 28.43
                               2002     8,581   0.626 - 0.778    5,387         0.81         1.40 - 1.90        (24.25) - (0.89)
 LMPIS Premier Selections
   All Cap Growth
   Subaccount                  2006     3,407   0.954 - 1.070    3,304           --         1.40 - 1.90            5.38 - 5.76
                               2005     3,977   0.902 - 1.014    3,636         0.12         1.40 - 1.90            4.26 - 4.88
                               2004     4,435   0.860 - 0.969    3,854           --         1.40 - 1.90            1.15 - 4.45
                               2003     4,499   0.848 - 0.958    3,816           --         1.40 - 1.65          32.50 - 41.72
                               2002     4,977           0.640    3,186         0.06                1.40                 (27.85)
Legg Mason Partners
 Lifestyle Series, Inc.
 LMPLS Balanced Subaccount     2006    24,448   1.236 - 1.348   32,038         2.76         1.40 - 1.90            6.19 - 6.65
                               2005    26,497   1.164 - 1.264   32,621         2.38         1.40 - 1.90            0.61 - 1.12
                               2004    24,329   1.157 - 1.250   29,968         2.59         1.40 - 1.90            5.57 - 6.11
                               2003    21,241   1.096 - 1.178   24,932         2.59         1.40 - 1.90          17.98 - 18.63
                               2002    23,271   0.929 - 0.993   23,077         6.65         1.40 - 1.90         (7.80) - (6.53)
 LMPLS Growth Subaccount       2006    13,057   1.209 - 1.227   15,810         1.85         1.40 - 1.90            6.78 - 7.37
                               2005    14,866   1.126 - 1.146   16,771         1.49         1.40 - 1.90            2.81 - 3.21
                               2004    16,051   1.091 - 1.112   17,526         1.63         1.40 - 1.90            6.67 - 7.17
                               2003    16,243   1.018 - 1.041   16,532         1.68         1.40 - 1.90          27.31 - 28.05
                               2002    17,928   0.795 - 0.815   14,246        10.88         1.40 - 1.90         (19.13) - 1.37
 LMPLS High Growth
   Subaccount                  2006     7,088   1.229 - 1.250    8,852         1.01         1.40 - 1.90            7.43 - 7.94
                               2005     8,114   1.144 - 1.158    9,390         0.45         1.40 - 1.90            4.00 - 4.61
                               2004     8,685   1.100 - 1.108    9,616         0.41         1.40 - 1.90            8.48 - 9.06
                               2003     8,595   1.015 - 1.018    8,721         0.61         1.40 - 1.65          34.66 - 34.97
                               2002     9,697   0.752 - 0.756    7,291         1.10         1.40 - 1.65       (24.80) - (22.14)
Legg Mason Partners
 Variable Portfolios V
 LMPVPV Small Cap Growth
   Opportunities
   Subaccount                  2006     3,728   1.285 - 1.350    4,922           --         1.40 - 1.90          10.81 - 11.35
                               2005     3,626   1.154 - 1.215    4,295           --         1.40 - 1.90            2.91 - 3.41
                               2004     2,992   1.116 - 1.178    3,403         0.09         1.40 - 1.90           4.66 - 13.99
                               2003     2,114   0.979 - 1.036    2,078           --         1.40 - 1.65          39.62 - 40.06
                               2002     2,053   0.699 - 0.742    1,436           --         1.40 - 1.65       (26.73) - (26.61)

                               Year               Unit Value       Net     Investment(1)   Expense Ratio(2)   Total Return(3)
                              Ended     Units      Lowest to     Assets       Income          Lowest to          Lowest to
                              Dec 31   (000s)     Highest ($)    ($000s)     Ratio (%)       Highest (%)        Highest (%)
                              ------   ------     -----------    -------     ---------       -----------        -----------

Legg Mason Partners
 Variable Portfolios II
 LMPVPII Appreciation
   Subaccount                  2006    101,160   1.238 - 1.336   129,770        1.10         1.40 - 1.90         12.65 - 13.22
                               2005    103,209   1.099 - 1.180   117,494        0.95         1.40 - 1.90           2.33 - 2.88
                               2004     81,987   1.074 - 1.147    91,899        1.35         1.40 - 1.90           6.76 - 7.20
                               2003     56,985   1.006 - 1.070    60,680        0.67         1.40 - 1.90         22.24 - 22.85
                               2002     58,194   0.823 - 0.871    50,631        1.45         1.40 - 1.90      (18.67) - (16.50)
 LMPVPII Capital and
   Income Subaccount           2006     20,009   1.171 - 1.176    23,511        1.96         1.65 - 1.90           9.13 - 9.40
                               2005     13,137   1.073 - 1.075    14,117        2.57         1.65 - 1.90           7.19 - 7.50
 LMPVPII Fundamental Value
   Subaccount                  2006     80,699   1.240 - 1.353   107,123        1.63         1.40 - 1.90         14.68 - 15.13
                               2005     79,617   1.077 - 1.177    91,788        1.11         1.40 - 1.90           2.73 - 3.36
                               2004     56,496   1.042 - 1.142    62,532        0.97         1.40 - 1.90           6.18 - 6.65
                               2003     25,434   0.977 - 1.073    25,440        0.71         1.40 - 1.90         36.05 - 36.83
                               2002     20,317   0.714 - 0.787    14,606        1.30         1.40 - 1.90      (24.08) - (19.69)
Legg Mason Partners
 Variable Portfolios III,
 Inc.
 LMPVPIII Adjustable Rate
   Income Subaccount           2006      2,104   1.018 - 1.033     2,155        3.61         1.40 - 1.90           2.21 - 2.68
                               2005      3,528   0.996 - 1.006     3,529        4.89         1.40 - 1.90           0.40 - 0.70
                               2004      1,388   0.992 - 0.994     1,379        2.88         1.65 - 1.90        (0.80) - (0.60)
 LMPVPIII Aggressive
   Growth Subaccount           2006    113,232   1.090 - 1.115   125,316          --         1.40 - 1.90           6.69 - 7.28
                               2005    107,968   1.016 - 1.042   111,478          --         1.40 - 1.90          9.55 - 10.08
                               2004     80,784   0.923 - 0.949    75,557          --         1.40 - 1.90           7.90 - 8.46
                               2003     49,660   0.851 - 0.877    42,426          --         1.40 - 1.90         32.07 - 32.55
                               2002     46,809   0.642 - 0.663    30,073          --         1.40 - 1.90      (33.54) - (23.53)
 LMPVPIII High Income
   Subaccount                  2006     24,435   1.207 - 1.435    33,343        7.81         1.40 - 1.90           8.92 - 9.43
                               2005     25,309   1.103 - 1.314    31,425        9.14         1.40 - 1.90           0.70 - 1.19
                               2004     18,773   1.090 - 1.302    22,317       10.99         1.40 - 1.90           8.39 - 9.00
                               2003     12,382   1.000 - 1.199    12,664        8.01         1.40 - 1.90         25.08 - 25.63
                               2002     10,787   0.796 - 0.956     8,605       25.64         1.40 - 1.90        (4.56) - (2.85)
 LMPVPIII International
   All Cap Growth
   Subaccount                  2006     11,668   1.098 - 1.441    13,848        2.08         1.40 - 1.90         23.52 - 24.07
                               2005     12,876   0.885 - 1.164    12,214        1.45         1.40 - 1.90          9.61 - 10.21
                               2004     13,023   0.803 - 1.059    10,836        0.99         1.40 - 1.90         15.62 - 16.21
                               2003     12,754   0.691 - 0.913     8,870        1.06         1.40 - 1.90         25.03 - 25.64
                               2002     13,757   0.550 - 0.729     7,573        0.96         1.40 - 1.90      (26.67) - (20.29)
 LMPVPIII Large Cap Growth
   Subaccount                  2006      6,397   1.032 - 1.123     7,066        0.16         1.40 - 1.90           2.59 - 3.20
                               2005      6,379   1.000 - 1.092     6,848        0.14         1.40 - 1.90           3.25 - 3.73
                               2004      5,602   0.964 - 1.055     5,773        0.56         1.40 - 1.90        (1.51) - (1.03)
                               2003      1,728   0.974 - 1.069     1,724        0.03         1.40 - 1.90         44.82 - 45.37
                               2002        725   0.670 - 0.736       488        0.42         1.40 - 1.90      (25.80) - (18.85)
 LMPVPIII Large Cap Value
   Subaccount                  2006     16,981   1.198 - 1.254    20,430        1.21         1.40 - 1.90         16.03 - 16.65
                               2005     19,347   1.027 - 1.078    19,945        1.60         1.40 - 1.90           4.51 - 5.01
                               2004     20,578   0.978 - 1.029    20,153        1.89         1.40 - 1.90           4.72 - 9.15
                               2003     21,977   0.896 - 0.946    19,705        1.73         1.40 - 1.65         25.63 - 25.84
                               2002     24,014   0.712 - 0.753    17,107        3.72         1.40 - 1.65      (26.52) - (23.48)
 LMPVPIII Mid Cap Core
   Subaccount                  2006      7,773   1.260 - 1.363    10,339        0.56         1.40 - 1.90         12.64 - 13.21
                               2005      7,597   1.113 - 1.207     8,924        0.70         1.40 - 1.90           6.32 - 6.81
                               2004      5,934   1.042 - 1.133     6,478          --         1.40 - 1.90           8.29 - 8.88
                               2003      3,017   0.957 - 1.043     2,916          --         1.40 - 1.90         27.36 - 27.94
                               2002      2,654   0.748 - 0.817     1,989        0.11         1.40 - 1.90      (20.26) - (15.95)
 LMPVPIII Money Market
   Subaccount                  2006     14,862   1.006 - 1.158    16,018        4.51         1.40 - 1.90           2.65 - 3.12
                               2005     17,505   0.980 - 1.123    18,250        2.80         1.40 - 1.90           0.93 - 1.45
                               2004     15,382   0.971 - 1.107    16,104        0.90         1.40 - 1.90        (1.02) - (0.54)
                               2003     14,764   0.981 - 1.113    16,182        0.67         1.40 - 1.90        (1.31) - (0.71)
                               2002     21,489   0.994 - 1.121    24,010        1.26         1.40 - 1.90        (0.30) - (0.10)
 LMPVPIII Social Awareness
   Stock Subaccount            2006      5,491   0.882 - 1.076     5,440        0.51         1.40 - 1.90           5.67 - 6.27
                               2005      5,880   0.830 - 1.016     5,453        0.78         1.40 - 1.90           2.34 - 2.85
                               2004      5,159   0.807 - 0.989     4,507        0.89         1.40 - 1.90           4.25 - 4.81
                               2003      4,093   0.770 - 0.947     3,261        0.57         1.40 - 1.90         26.44 - 27.06
                               2002      4,259   0.606 - 0.747     2,613        0.88         1.40 - 1.90        (25.92) - 3.33

                               Year              Unit Value       Net     Investment(1)   Expense Ratio(2)   Total Return(3)
                              Ended    Units      Lowest to     Assets       Income          Lowest to          Lowest to
                              Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)        Highest (%)
                              ------   ------    -----------    -------     ---------       -----------        -----------

Legg Mason Partners
 Variable Portfolios IV
 LMPVPIV Multiple
   Discipline Subaccount-
   All Cap Growth and
   Value                       2006     3,599   1.152 - 1.168    4,174        0.63          1.40 - 1.90         11.52 - 11.98
                               2005     3,606   1.033 - 1.043    3,742        0.49          1.40 - 1.90           3.30 - 5.57
                               2004     1,597   1.000 - 1.003    1,601        0.96          1.65 - 1.90           0.00 - 3.51
 LMPVPIV Multiple
   Discipline Subaccount-
   Balanced All Cap Growth
   and Value                   2006     4,804   1.105 - 1.121    5,345        1.54          1.40 - 1.90           8.33 - 8.94
                               2005     4,950   1.020 - 1.029    5,068        1.83          1.40 - 1.90           0.98 - 2.50
                               2004     1,214   0.997 - 0.999    1,213        2.28          1.65 - 1.90         (0.30) - 3.10
 LMPVPIV Multiple
   Discipline Subaccount-
   Global All Cap Growth
   and Value                   2006     3,193   1.213 - 1.230    3,897        1.22          1.40 - 1.90         13.05 - 13.57
                               2005     2,852   1.073 - 1.083    3,073        1.12          1.40 - 1.90           4.58 - 7.02
                               2004       729   1.026 - 1.029      750        1.11          1.65 - 1.90           2.60 - 8.89
 LMPVPIV Multiple
   Discipline Subaccount-
   Large Cap Growth and
   Value                       2006     1,308   1.117 - 1.133    1,470        0.78          1.40 - 1.90         10.16 - 10.75
                               2005     1,399   1.014 - 1.023    1,424        0.82          1.40 - 1.90           0.00 - 1.80
                               2004       705   0.998 - 1.000      704        3.32          1.65 - 1.90         (0.20) - 3.52
Met Investors Series Trust
 MIST BlackRock Large-Cap
   Core Subaccount (Class
   A)                          2006     8,170   1.100 - 1.264    8,996          --          1.40 - 1.90           5.67 - 6.08
 MIST Lord Abbett Bond
   Debenture Subaccount
   (Class A)                   2006     7,966   1.258 - 1.314   10,449          --          1.40 - 1.90           4.59 - 4.92
 MIST Lord Abbett Growth
   and Income Subaccount
   (Class B)                   2006     2,679   1.074 - 1.077    2,880          --          1.40 - 1.90           7.29 - 7.59
 MIST Oppenheimer Capital
   Appreciation Subaccount
   (Class B)                   2006     2,470   1.006 - 1.009    2,488          --          1.40 - 1.90           1.21 - 1.51
 MIST Pioneer Strategic
   Income Subaccount
   (Class A)                   2006    27,922   1.134 - 1.150   31,877        4.67          1.40 - 1.90           3.37 - 3.70
Metropolitan Series Fund,
 Inc.
 MSF BlackRock Aggressive
   Growth Subaccount
   (Class D)                   2006    12,576   0.811 - 1.069   12,840          --          1.40 - 1.90        (2.64) - (2.29)
 MSF BlackRock Bond Income
   Subaccount (Class E)        2006    15,066   1.042 - 1.116   16,789          --          1.40 - 1.90           3.57 - 3.99
 MSF MFS(R) Total Return
   Subaccount (Class F)        2006    43,529   1.321 - 1.538   60,915          --          1.40 - 1.90           6.70 - 7.03
 MSF T. Rowe Price Large
   Cap Growth Subaccount
   (Class B)                   2006     1,330   1.067 - 1.070    1,420          --          1.40 - 1.90           6.91 - 7.21
 MSF Western Asset
   Management U.S.
   Government Subaccount
   (Class A)                   2006     3,994   1.002 - 1.011    4,018          --          1.25 - 1.75           3.30 - 3.69
Oppenheimer Variable
 Account Funds
 Oppenheimer Capital
   Appreciation
   Subaccount/VA (Service
   Shares)                     2006        --   1.031 - 1.312       --        0.19          1.40 - 1.90           4.46 - 4.54
                               2005     2,080   0.987 - 1.255    2,092        0.54          1.40 - 1.90           2.92 - 4.85
                               2004       998   0.959 - 0.966      963        0.08          1.65 - 1.90           4.58 - 4.77
                               2003       129   0.917 - 0.922      119        0.27          1.65 - 1.90          6.01 - 28.59
                               2002        69           0.717       50          --                 1.65                (24.13)
 Oppenheimer Main
   Street/VA Subaccount
   (Service Shares)            2006        --   1.154 - 1.351       --        0.99          1.40 - 1.90           5.58 - 5.71
                               2005     2,066   1.093 - 1.278    2,282        1.03          1.40 - 1.90           3.80 - 8.95
                               2004     1,377   1.053 - 1.061    1,460        0.45          1.65 - 1.90           7.01 - 7.28
                               2003       386   0.984 - 0.989      381        0.31          1.65 - 1.90         24.09 - 24.40
                               2002        25   0.793 - 0.795       20          --          1.65 - 1.90       (10.17) - (9.06)
Pioneer Variable Contracts
 Trust
 Pioneer Fund VCT
   Subaccount (Class II)       2006     1,375   1.234 - 1.487    1,725        1.13          1.40 - 1.90         14.15 - 14.74
                               2005     1,146   1.081 - 1.296    1,250        1.21          1.40 - 1.90           3.94 - 5.80
                               2004       466   1.040 - 1.048      488        1.08          1.65 - 1.90           8.79 - 9.17
                               2003       113   0.956 - 0.960      109        1.03          1.65 - 1.90         14.08 - 21.37
                               2002        35           0.791       28        0.53                 1.65                 (6.50)
 Pioneer Mid Cap Value VCT
   Subaccount (Class II)       2006     8,498   1.633 - 1.709   14,053          --          1.40 - 1.90         10.19 - 10.69
                               2005     7,805   1.482 - 1.544   11,689        0.19          1.40 - 1.90           5.63 - 8.43
                               2004     2,085   1.403 - 1.414    2,945        0.23          1.65 - 1.90         19.40 - 19.83
                               2003       222   1.175 - 1.180      262        0.23          1.65 - 1.90         34.59 - 34.86
                               2002        51   0.873 - 0.875       45        0.13          1.65 - 1.90      (18.38) - (17.80)

                               Year              Unit Value       Net     Investment(1)   Expense Ratio(2)    Total Return(3)
                              Ended    Units      Lowest to     Assets       Income          Lowest to           Lowest to
                              Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)         Highest (%)
                              ------   ------    -----------    -------     ---------       -----------         -----------

Putnam Variable Trust
 Putnam VT International
   Equity Subaccount
   (Class IB)                  2006     1,750   1.596 - 1.882    2,867         0.55         1.40 - 1.90          25.27 - 25.97
                               2005     1,308   1.274 - 1.494    1,687         1.10         1.40 - 1.90          10.11 - 15.19
                               2004       767   1.157 - 1.166      893         0.48         1.65 - 1.90          14.31 - 15.35
                               2003       150           1.020      153         0.31                1.65                  26.39
                               2002         3           0.807        3           --                1.65                  (6.49)
 Putnam VT Small Cap Value
   Subaccount (Class IB)       2006     5,813   1.771 - 1.949   10,442         0.31         1.40 - 1.90          15.07 - 15.67
                               2005     5,060   1.539 - 1.685    7,869         0.14         1.40 - 1.90           5.05 - 14.78
                               2004     1,912   1.465 - 1.476    2,820         0.13         1.65 - 1.90          23.84 - 24.14
                               2003       350   1.183 - 1.189      416         0.28         1.65 - 1.90          46.77 - 47.15
                               2002       122   0.806 - 0.808       98           --         1.65 - 1.90       (27.26) - (25.53)
The Travelers Series Trust
 Travelers Convertible
   Securities Subaccount       2006        --   1.199 - 1.254       --         0.89         1.40 - 1.90            6.52 - 6.67
                               2005     7,606   1.124 - 1.177    8,944         3.11         1.40 - 1.90          (1.52) - 4.17
                               2004     5,138   1.183 - 1.192    6,123         4.49         1.65 - 1.90            4.23 - 4.56
                               2003       313   1.135 - 1.140      357         5.96         1.65 - 1.90          13.27 - 24.18
                               2002        23           0.918       21         3.10                1.65                  (7.37)
 Travelers Managed Income
   Subaccount                  2006        --   1.002 - 1.076       --         2.15         1.40 - 1.90         (1.02) - (0.89)
                               2005    15,380   1.011 - 1.086   16,683         4.09         1.40 - 1.90         (0.88) - (0.28)
                               2004    10,774   1.081 - 1.089   11,727         8.15         1.65 - 1.90            0.93 - 1.11
                               2003     1,920   1.071 - 1.077    2,067         8.77         1.65 - 1.90            6.36 - 6.74
                               2002       190   1.007 - 1.009      192        11.98         1.65 - 1.90            2.13 - 2.23
 Travelers Mercury Large
   Cap Core Subaccount         2006        --   1.037 - 1.194       --         0.21         1.40 - 1.90            6.01 - 6.25
                               2005     9,548   0.976 - 1.125    9,331           --         1.40 - 1.90           9.97 - 10.53
                               2004    11,283   0.883 - 1.021    9,981         0.54         1.40 - 1.90          13.69 - 14.23
                               2003    12,745   0.773 - 0.895    9,873         0.67         1.40 - 1.90          18.96 - 19.47
                               2002    14,394   0.647 - 0.751    9,313         0.55         1.40 - 1.90       (26.14) - (23.21)
 Travelers MFS Mid Cap
   Growth Subaccount           2006        --   0.833 - 1.094       --           --         1.40 - 1.90            5.71 - 5.91
                               2005    14,377   0.788 - 1.033   14,311           --         1.40 - 1.90            1.16 - 1.67
                               2004    15,900   0.779 - 1.016   15,809           --         1.40 - 1.90          10.18 - 12.51
                               2003    16,163   0.699 - 0.903   14,548           --         1.40 - 1.65          34.68 - 35.18
                               2002    17,954   0.519 - 0.668   11,979           --         1.40 - 1.65      (49.58) - (32.25)
 Travelers MFS Total
   Return Subaccount           2006        --   1.238 - 1.437       --         1.35         1.40 - 1.90            3.08 - 3.31
                               2005    44,074   1.201 - 1.391   56,269         2.48         1.40 - 1.90            1.01 - 1.53
                               2004    31,278   1.189 - 1.370   40,528         3.28         1.40 - 1.90            9.38 - 9.95
                               2003    21,887   1.087 - 1.246   26,805         2.44         1.40 - 1.90          14.30 - 14.84
                               2002    19,773   0.951 - 1.085   21,382         6.11         1.40 - 1.90         (7.49) - (6.20)
 Travelers Pioneer
   Strategic Income
   Subaccount                  2006        --   1.097 - 1.109       --           --         1.40 - 1.90            0.92 - 1.09
                               2005    24,531   1.087 - 1.097   26,785         6.25         1.40 - 1.90            1.68 - 2.81
                               2004     7,270   1.069 - 1.071    7,784        16.71         1.65 - 1.90            6.90 - 7.53
 Travelers U.S. Government
   Securities Subaccount       2006        --   0.970 - 0.975       --         7.09         1.40 - 1.90         (3.77) - (3.56)
                               2005     2,538   1.008 - 1.011    2,561           --         1.40 - 1.90          (0.79) - 0.40
Universal Institutional
 Funds, Inc.
 UIF Equity and Income
   Subaccount (Class II)       2006    46,307   1.474 - 1.501   68,863         1.17         1.40 - 1.90          10.41 - 11.02
                               2005    37,703   1.335 - 1.352   50,632         0.64         1.40 - 1.90            5.37 - 7.73
                               2004    10,867   1.267 - 1.272   13,817           --         1.65 - 1.90            7.19 - 9.75
                               2003       108           1.159      125         1.61                1.65                  15.90
 UIF U.S. Real Estate
   Subaccount (Class I)        2006     7,298   1.587 - 1.600   11,628         1.13         1.40 - 1.90          35.53 - 36.17
                               2005     3,570   1.171 - 1.175    4,188         0.14         1.40 - 1.90           7.63 - 15.11

5. FINANCIAL HIGHLIGHTS  --  (Concluded)

                               Year              Unit Value       Net     Investment(1)   Expense Ratio(2)   Total Return(3)
                              Ended    Units      Lowest to     Assets       Income          Lowest to          Lowest to
                              Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)       Highest (%)        Highest (%)
                              ------   ------    -----------    -------     ---------       -----------        -----------

Van Kampen Life Investment
 Trust
 Van Kampen LIT Comstock
   Subaccount (Class II)       2006    46,901   1.386 - 1.558   67,087        1.26          1.40 - 1.90         13.79 - 14.47
                               2005    43,549   1.218 - 1.361   54,772        0.80          1.40 - 1.90           2.18 - 2.64
                               2004    25,706   1.192 - 1.326   32,164        0.61          1.40 - 1.90         15.28 - 15.81
                               2003    13,744   1.034 - 1.145   15,431        0.78          1.40 - 1.90         28.29 - 28.94
                               2002    12,540   0.806 - 0.888   11,061        0.44          1.40 - 1.90       (20.57) - (9.34)
 Van Kampen LIT Growth and
   Income Subaccount
   (Class II)                  2006    24,181   1.428 - 1.483   35,397        0.96          1.40 - 1.90         13.75 - 14.33
                               2005    22,744   1.249 - 1.300   29,100        0.77          1.40 - 1.90           7.70 - 8.23
                               2004    16,258   1.154 - 1.204   19,107        0.67          1.40 - 1.90         12.00 - 12.48
                               2003    12,448   1.026 - 1.073   12,874        0.69          1.40 - 1.90         25.23 - 25.89
                               2002    10,993   0.815 - 0.854    8,974        0.68          1.40 - 1.90      (19.01) - (15.89)
 Van Kampen LIT Strategic
   Growth Subaccount
   (Class II)                  2006    24,841   0.490 - 0.929   16,649          --          1.40 - 1.90           0.66 - 1.24
                               2005    27,277   0.484 - 0.920   17,275        0.01          1.40 - 1.90           5.56 - 6.14
                               2004    26,863   0.456 - 0.869   14,726          --          1.40 - 1.90           4.86 - 5.31
                               2003    25,856   0.433 - 0.827   12,048          --          1.40 - 1.90         24.70 - 25.14
                               2002    25,463   0.346 - 0.662    9,066        0.05          1.40 - 1.90      (33.59) - (22.08)
Variable Insurance
 Products Fund
 VIP Equity - Income
   Subaccount (Service
   Class 2)                    2006     4,587   1.378 - 1.575    6,469        2.96          1.40 - 1.90         17.68 - 18.33
                               2005     3,722   1.171 - 1.331    4,415        0.87          1.40 - 1.90           3.63 - 9.64
                               2004     1,494   1.130 - 1.139    1,700        0.29          1.65 - 1.90           9.18 - 9.41
                               2003        73   1.035 - 1.041       76        1.08          1.65 - 1.90         21.33 - 27.46
                               2002         2           0.812        2          --                 1.90                (17.48)
 VIP Growth Subaccount
   (Service Class 2)           2006        --   0.963 - 1.278       --        0.16          1.40 - 1.90           4.00 - 4.24
                               2005     1,174   0.926 - 1.226    1,098        0.18          1.40 - 1.90           3.58 - 6.52
                               2004       468   0.894 - 0.901      420        0.06          1.65 - 1.90           1.46 - 6.30
                               2003        83           0.888       74        0.08                 1.65                 30.40
                               2002        33           0.681       23          --                 1.65                (10.28)
 VIP Mid Cap Subaccount
   (Service Class 2)           2006     8,132   1.885 - 2.002   15,545        0.16          1.40 - 1.90         10.30 - 10.85
                               2005     7,051   1.709 - 1.806   12,177          --          1.40 - 1.90         15.79 - 20.72
                               2004     2,291   1.476 - 1.487    3,403          --          1.65 - 1.90         22.39 - 22.69
                               2003       168   1.206 - 1.212      203        0.16          1.65 - 1.90         35.66 - 35.87
                               2002        66   0.889 - 0.892       59          --          1.65 - 1.90      (15.41) - (14.64)

-------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(2) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005

                        AIM V.I. Capital    AIM V.I. Core    AIM V.I. Premier
                          Appreciation         Equity             Equity
                           Subaccount        Subaccount         Subaccount
                          (Series II)        (Series II)        (Series II)
                       -----------------   --------------   ------------------
                         2006      2005      2006    2005     2006       2005
                         ----      ----      ----    ----     ----       ----

Accumulation units
 beginning of year .   510,011   317,020        --     --    597,366   306,055
Accumulation units
 purchased and
transferred from
 other funding
 options ...........   151,196   256,628   756,630     --     45,261   303,268
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (77,444)  (63,637)  (58,204)    --   (642,627)  (11,957)
                       -------   -------   -------    ---   --------   -------
Accumulation units
 end of year .......   583,763   510,011   698,426     --         --   597,366
                       =======   =======   =======    ===   ========   =======

                       AllianceBernstein
                             Global         AllianceBernstein
                           Technology       Large-Cap Growth        American Funds
                           Subaccount          Subaccount           Global Growth
                           (Class B)            (Class B)        Subaccount (Class 2)
                       -----------------   ------------------   ---------------------
                         2006      2005      2006       2005       2006        2005
                         ----      ----      ----       ----       ----        ----

Accumulation units
 beginning of year .   440,598   357,582    407,792   227,039   3,946,087   1,092,033
Accumulation units
 purchased and
transferred from
 other funding
 options ...........   130,379   160,836    235,690   205,506   2,774,724   3,070,318
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (74,026)  (77,820)  (186,034)  (24,753)   (644,656)   (216,264)
                       -------   -------   --------   -------   ---------   ---------
Accumulation units
 end of year .......   496,951   440,598    457,448   407,792   6,076,155   3,946,087
                       =======   =======   ========   =======   =========   =========

                                                      American Funds        FTVIPT Mutual Shares
                        American Funds Growth         Growth-Income         Securities Subaccount
                         Subaccount (Class 2)      Subaccount (Class 2)           (Class 2)
                       -----------------------   -----------------------   ----------------------
                          2006         2005         2006         2005         2006         2005
                          ----         ----         ----         ----         ----         ----

Accumulation units
 beginning of year .   13,561,220    3,917,123   15,562,854    4,594,057    9,399,249   3,295,184
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........    6,565,945   10,604,022    4,433,551   11,703,760    4,812,870   6,882,124
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........   (1,776,461)    (959,925)  (1,884,709)    (734,963)  (1,780,276)   (778,059)
                       ----------   ----------   ----------   ----------   ----------   ---------
Accumulation units
 end of year .......   18,350,704   13,561,220   18,111,696   15,562,854   12,431,843   9,399,249
                       ==========   ==========   ==========   ==========   ==========   =========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005  --  (Continued)

                          FTVIPT Templeton
                          Growth Securities          LMPIS Dividend           LMPIS Government
                        Subaccount (Class 2)      Strategy Subaccount       Subaccount (Class A)
                       ----------------------   -----------------------   -----------------------
                          2006         2005        2006         2005         2006         2005
                          ----         ----        ----         ----         ----         ----

Accumulation units
 beginning of year .    8,595,275   3,351,810   16,478,858   17,293,475   24,673,857   17,171,020
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........    3,311,101   5,814,925      882,503    2,822,425    4,625,869   11,212,331
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........   (1,478,689)   (571,460)  (2,994,312)  (3,637,042)  (4,832,576)  (3,709,494)
                       ----------   ---------   ----------   ----------   ----------   ----------
Accumulation units
 end of year .......   10,427,687   8,595,275   14,367,049   16,478,858   24,467,150   24,673,857
                       ==========   =========   ==========   ==========   ==========   ==========

                                                     LMPIS Premier
                           LMPIS Growth and        Selections All Cap         LMPLS Balanced
                          Income Subaccount        Growth Subaccount            Subaccount
                       -----------------------   ---------------------   -----------------------
                          2006         2005         2006        2005        2006         2005
                          ----         ----         ----        ----        ----         ----

Accumulation units
 beginning of year .   18,634,331   16,119,463   3,976,640   4,435,072   26,497,278   24,329,135
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........    1,496,020    5,108,653     108,289     207,006    1,676,886    5,585,596
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........   (2,638,393)  (2,593,785)   (677,950)   (665,438)  (3,726,187)  (3,417,453)
                       ----------   ----------   ---------   ---------   ----------   ----------
Accumulation units
 end of year .......   17,491,958   18,634,331   3,406,979   3,976,640   24,447,977   26,497,278
                       ==========   ==========   =========   =========   ==========   ==========

                                                                              LMPVPV Small Cap
                             LMPLS Growth           LMPLS High Growth       Growth Opportunities
                              Subaccount                Subaccount               Subaccount
                       -----------------------   -----------------------   ---------------------
                          2006         2005         2006         2005         2006        2005
                          ----         ----         ----         ----         ----        ----

Accumulation units
 beginning of year .   14,866,187   16,050,764    8,113,530    8,685,421   3,625,789   2,992,291
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........      289,512      664,487      259,381      487,125     745,981   1,124,135
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........   (2,099,065)  (1,849,064)  (1,284,963)  (1,059,016)   (643,614)   (490,637)
                       ----------   ----------   ----------   ----------   ---------   ---------
Accumulation units
 end of year .......   13,056,634   14,866,187    7,087,948    8,113,530   3,728,156   3,625,789
                       ==========   ==========   ==========   ==========   =========   =========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005  --  (Continued)

                          LMPVPII Appreciation       LMPVPII Capital and        LMPVPII Fundamental
                               Subaccount             Income Subaccount          Value Subaccount
                       -------------------------   -----------------------   ------------------------
                           2006          2005         2006         2005          2006         2005
                           ----          ----         ----         ----          ----         ----

Accumulation units
 beginning of year .   103,209,287    81,987,060   13,136,713           --    79,616,681   56,495,985
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........    12,223,986    33,864,041    8,460,694   13,382,560    11,657,383   30,479,599
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........   (14,273,514)  (12,641,814)  (1,587,952)    (245,847)  (10,574,572)  (7,358,903)
                       -----------   -----------   ----------   ----------   -----------   ----------
Accumulation units
 end of year .......   101,159,759   103,209,287   20,009,455   13,136,713    80,699,492   79,616,681
                       ===========   ===========   ==========   ==========   ===========   ==========

                         LMPVPIII Adjustable        LMPVPIII Aggressive        LMPVPIII High Income
                        Rate Income Subaccount       Growth Subaccount              Subaccount
                       -----------------------   -------------------------   -----------------------
                          2006         2005          2006          2005         2006         2005
                          ----         ----          ----          ----         ----         ----

Accumulation units
 beginning of year .    3,527,563    1,387,641   107,967,958    80,783,566   25,309,234   18,772,895
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........      924,433    3,533,915    19,805,303    39,835,479    3,589,176   10,809,062
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........   (2,348,138)  (1,393,993)  (14,541,482)  (12,651,087)  (4,463,207)  (4,272,723)
                       ----------   ----------   -----------   -----------   ----------   ----------
Accumulation units
 end of year .......    2,103,858    3,527,563   113,231,779   107,967,958   24,435,203   25,309,234
                       ==========   ==========   ===========   ===========   ==========   ==========

                        LMPVPIII International
                            All Cap Growth         LMPVPIII Large Cap        LMPVPIII Large Cap
                              Subaccount            Growth Subaccount         Value Subaccount
                       -----------------------   ----------------------   -----------------------
                          2006         2005         2006         2005        2006         2005
                          ----         ----         ----         ----        ----         ----

Accumulation units
 beginning of year .   12,876,160   13,023,275    6,379,419   5,601,617   19,346,792   20,578,463
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........    1,037,852    2,101,630    1,073,979   1,646,353      554,533    1,346,609
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........   (2,245,869)  (2,248,745)  (1,056,748)   (868,551)  (2,920,110)  (2,578,280)
                       ----------   ----------   ----------   ---------   ----------   ----------
Accumulation units
 end of year .......   11,668,143   12,876,160    6,396,650   6,379,419   16,981,215   19,346,792
                       ==========   ==========   ==========   =========   ==========   ==========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005  --  (Continued)

                                                                              LMPVPIII Social
                          LMPVPIII Mid Cap       LMPVPIII Money Market        Awareness Stock
                          Core Subaccount              Subaccount                Subaccount
                       ---------------------   -------------------------   ---------------------
                          2006        2005         2006          2005         2006        2005
                          ----        ----         ----          ----         ----        ----

Accumulation units
 beginning of year .   7,596,541   5,934,410    17,504,718    15,381,545   5,880,323   5,159,408
Accumulation units
 purchased and
 transferred from
 other funding
 options ...........   1,098,779   2,406,673     9,070,054    14,607,062     529,105   1,488,383
Accumulation units
 redeemed and
 transferred to
 other funding
 options ...........    (922,216)   (744,542)  (11,712,758)  (12,483,889)   (918,144)   (767,468)
                       ---------   ---------   -----------   -----------   ---------   ---------
Accumulation units
 end of year .......   7,773,104   7,596,541    14,862,014    17,504,718   5,491,284   5,880,323
                       =========   =========   ===========   ===========   =========   =========

                                                  LMPVPIV Multiple        LMPVPIV Multiple
                                                     Discipline              Discipline
                          LMPVPIV Multiple          Subaccount-             Subaccount-
                             Discipline           Balanced All Cap         Global All Cap
                           Subaccount-All              Growth                  Growth
                        Cap Growth and Value         and Value               and Value
                       ---------------------   ---------------------   ---------------------
                          2006        2005        2006        2005        2006        2005
                          ----        ----        ----        ----        ----        ----

Accumulation units
 beginning of year .   3,606,154   1,597,174   4,949,920   1,214,267   2,852,149     729,012
Accumulation units
 purchased and
transferred from
 other funding
 options ...........     535,699   2,269,881     761,561   3,888,449     652,414   2,246,670
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........    (542,405)   (260,901)   (907,037)   (152,796)   (311,410)   (123,533)
                       ---------   ---------   ---------   ---------   ---------   ---------
Accumulation units
 end of year .......   3,599,448   3,606,154   4,804,444   4,949,920   3,193,153   2,852,149
                       =========   =========   =========   =========   =========   =========

                          LMPVPIV Multiple                            MIST Lord
                             Discipline         MIST BlackRock       Abbett Bond
                            Subaccount-         Large-Cap Core        Debenture
                          Large Cap Growth        Subaccount         Subaccount
                             and Value             (Class A)          (Class A)
                       ---------------------   ----------------   ----------------
                          2006        2005        2006     2005      2006     2005
                          ----        ----        ----     ----      ----     ----

Accumulation units
 beginning of year .   1,398,958     704,522          --     --          --     --
Accumulation units
 purchased and
transferred from
 other funding
 options ...........     178,117     775,746   9,155,078     --   8,866,824     --
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........    (269,530)    (81,310)   (985,514)    --    (900,932)    --
                       ---------   ---------   ---------    ---   ---------    ---
Accumulation units
 end of year .......   1,307,545   1,398,958   8,169,564     --   7,965,892     --
                       =========   =========   =========    ===   =========    ===

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005  --  (Continued)

                           MIST Lord            MIST
                         Abbett Growth       Oppenheimer
                              and              Capital          MIST Pioneer
                            Income          Appreciation      Strategic Income
                          Subaccount         Subaccount          Subaccount
                           (Class B)          (Class B)          (Class A)
                       ----------------   ----------------   -----------------
                          2006     2005      2006     2005      2006      2005
                          ----     ----      ----     ----      ----      ----

Accumulation units
 beginning of year .          --     --          --     --           --     --
Accumulation units
 purchased and
transferred from
 other funding
 options ...........   2,873,912     --   2,692,276     --   31,771,691     --
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........    (195,398)    --    (222,360)    --   (3,849,697)    --
                       ---------    ---   ---------    ---   ----------    ---
Accumulation units
 end of year .......   2,678,514     --   2,469,916     --   27,921,994     --
                       =========    ===   =========    ===   ==========    ===

                         MSF BlackRock
                           Aggressive        MSF BlackRock      MSF MFS(R) Total
                             Growth           Bond Income            Return
                           Subaccount          Subaccount          Subaccount
                           (Class D)           (Class E)           (Class F)
                       -----------------   -----------------   -----------------
                          2006      2005      2006      2005      2006      2005
                          ----      ----      ----      ----      ----      ----

Accumulation units
 beginning of year .           --     --           --     --           --     --
Accumulation units
 purchased and
transferred from
 other funding
 options ...........   14,355,655     --   16,794,556     --   48,042,172     --
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (1,779,672)    --   (1,728,585)    --   (4,512,827)    --
                       ----------    ---   ----------    ---   ----------    ---
Accumulation units
 end of year .......   12,575,983     --   15,065,971     --   43,529,345     --
                       ==========    ===   ==========    ===   ==========    ===

                                             MSF Western
                          MSF T. Rowe           Asset
                        Price Large Cap      Management        Oppenheimer Capital
                            Growth         U.S. Government        Appreciation
                          Subaccount         Subaccount           Subaccount/VA
                           (Class B)          (Class A)         (Service Shares)
                       ----------------   ----------------   ----------------------
                          2006     2005      2006     2005      2006         2005
                          ----     ----      ----     ----      ----         ----

Accumulation units
 beginning of year .          --     --          --     --    2,079,730     998,182
Accumulation units
 purchased and
transferred from
 other funding
 options ...........   1,488,720     --   4,456,513     --      219,978   1,164,846
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........    (159,112)    --    (462,636)    --   (2,299,708)    (83,298)
                       ---------    ---   ---------    ---   ----------   ---------
Accumulation units
 end of year .......   1,329,608     --   3,993,877     --           --   2,079,730
                       =========    ===   =========    ===   ==========   =========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005  --  (Continued)

                          Oppenheimer Main         Pioneer Fund VCT      Pioneer Mid Cap Value
                        Street/VA Subaccount          Subaccount            VCT Subaccount
                          (Service Shares)            (Class II)              (Class II)
                       ----------------------   ---------------------   ----------------------
                          2006         2005        2006        2005        2006         2005
                          ----         ----        ----        ----        ----         ----

Accumulation units
 beginning of year .    2,065,876   1,376,553   1,146,007     466,353    7,804,800   2,084,801
Accumulation units
 purchased and
transferred from
 other funding
 options ...........      298,837     774,992     303,921     731,688    2,016,173   6,341,530
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (2,364,713)    (85,669)    (75,269)    (52,034)  (1,322,838)   (621,531)
                       ----------   ---------   ---------   ---------   ----------   ---------
Accumulation units
 end of year .......           --   2,065,876   1,374,659   1,146,007    8,498,135   7,804,800
                       ==========   =========   =========   =========   ==========   =========

                             Putnam VT
                           International         Putnam VT Small Cap
                         Equity Subaccount        Value Subaccount       Travelers Convertible
                             (Class IB)              (Class IB)          Securities Subaccount
                       ---------------------   ----------------------   -----------------------
                          2006        2005        2006         2005        2006         2005
                          ----        ----        ----         ----        ----         ----

Accumulation units
 beginning of year .   1,308,012     766,753    5,060,097   1,911,862    7,606,383    5,137,691
Accumulation units
 purchased and
transferred from
 other funding
 options ...........     688,846     679,906    1,804,283   3,707,719      925,986    3,845,814
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........    (246,988)   (138,647)  (1,051,210)   (559,484)  (8,532,369)  (1,377,122)
                       ---------   ---------   ----------   ---------   ----------   ----------
Accumulation units
 end of year .......   1,749,870   1,308,012    5,813,170   5,060,097           --    7,606,383
                       ---------   ---------   ----------   ---------   ----------   ----------

                                                     Travelers Mercury        Travelers MFS(R) Mid
                           Travelers Managed               Large                       Cap
                           Income Subaccount        Cap Core Subaccount         Growth Subaccount
                       ------------------------   -----------------------   ------------------------
                           2006         2005         2006         2005          2006         2005
                           ----         ----         ----         ----          ----         ----

Accumulation units
 beginning of year .    15,380,140   10,773,615    9,547,655   11,282,760    14,376,881   15,899,519
Accumulation units
 purchased and
transferred from
 other funding
 options ...........     1,462,750    8,565,244       50,108      308,676       399,855    1,212,636
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (16,842,890)  (3,958,719)  (9,597,763)  (2,043,781)  (14,776,736)  (2,735,274)
                       -----------   ----------   ----------   ----------   -----------   ----------
Accumulation units
 end of year .......            --   15,380,140           --    9,547,655            --   14,376,881
                       ===========   ==========   ==========   ==========   ===========   ==========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005  --  (Continued)

                                                      Travelers Pioneer          Travelers U.S.
                           Travelers MFS(R)               Strategic                Government
                        Total Return Subaccount       Income Subaccount       Securities Subaccount
                       ------------------------   ------------------------   ----------------------
                           2006         2005          2006         2005         2006         2005
                           ----         ----          ----         ----         ----         ----

Accumulation units
 beginning of year .    44,074,493   31,277,609    24,531,373    7,269,577    2,537,660          --
Accumulation units
 purchased and
transferred from
 other funding
 options ...........     4,056,631   18,217,417     4,849,683   19,489,855    1,541,322   2,713,080
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (48,131,124)  (5,420,533)  (29,381,056)  (2,228,059)  (4,078,982)   (175,420)
                       -----------   ----------   -----------   ----------   ----------   ---------
Accumulation units
 end of year .......            --   44,074,493            --   24,531,373           --   2,537,660
                       ===========   ==========   ===========   ==========   ==========   =========

                                                  UIF U.S. Real Estate         Van Kampen LIT
                        UIF Equity and Income          Securities                 Comstock
                        Subaccount (Class II)     Subaccount (Class I)     Subaccount (Class II)
                       -----------------------   ----------------------   -----------------------
                          2006         2005         2006         2005        2006         2005
                          ----         ----         ----         ----        ----         ----

Accumulation units
 beginning of year .   37,703,352   10,866,776    3,570,246          --   43,549,474   25,706,425
Accumulation units
 purchased and
transferred from
 other funding
 options ...........   13,455,429   29,273,971    4,871,177   3,705,609    8,915,047   22,442,338
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (4,851,977)  (2,437,395)  (1,143,162)   (135,363)  (5,563,533)  (4,599,289)
                       ----------   ----------   ----------   ---------   ----------   ----------
Accumulation units
 end of year .......   46,306,804   37,703,352    7,298,261   3,570,246   46,900,988   43,549,474
                       ==========   ==========   ==========   =========   ==========   ==========

                                                      Van Kampen LIT           VIP Equity  --
                        Van Kampen LIT Growth           Strategic                  Income
                        and Income Subaccount       Growth Subaccount            Subaccount
                              (Class II)                (Class II)           (Service Class 2)
                       -----------------------   -----------------------   ---------------------
                          2006         2005         2006         2005         2006        2005
                          ----         ----         ----         ----         ----        ----

Accumulation units
 beginning of year .   22,744,303   16,257,997   27,277,487   26,863,070   3,722,429   1,493,716
Accumulation units
 purchased and
transferred from
 other funding
 options ...........    4,995,165    9,145,238    2,728,435    4,780,487   1,271,754   2,522,990
Accumulation units
 redeemed and
transferred to
 other funding
 options ...........   (3,558,071)  (2,658,932)  (5,164,828)  (4,366,070)   (406,868)   (294,277)
                       ----------   ----------   ----------   ----------   ---------   ---------
Accumulation units
 end of year .......   24,181,397   22,744,303   24,841,094   27,277,487   4,587,315   3,722,429
                       ==========   ==========   ==========   ==========   =========   =========

                NOTES TO FINANCIAL STATEMENTS  --  (Concluded)

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005  --  (Concluded)

                                          VIP Growth Subaccount     VIP Mid Cap Subaccount
                                            (Service Class 2)         (Service Class 2)
                                         ----------------------   -------------------------
                                            2006         2005        2006          2005
                                            ----         ----        ----          ----

Accumulation units beginning of year..    1,173,747     467,591    7,051,421     2,290,996
Accumulation units purchased and
transferred from other funding options      256,230     757,462    2,849,803     5,600,847
Accumulation units redeemed and
transferred to other funding options..   (1,429,977)    (51,306)  (1,769,327)     (840,422)
                                         ----------   ---------   ----------     ---------
Accumulation units end of year........           --   1,173,747    8,131,897     7,051,421
                                         ==========   =========   ==========     =========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Notes 1 and 3 to the consolidated financials statements, on October 11, 2006, MetLife Connecticut entered into a Transfer Agreement with MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA.


/S/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
March 30, 2007

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)



                                                                   2006       2005
                                                                 --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $48,406 and $53,231,
     respectively).............................................  $ 47,846   $ 52,589
  Trading securities, at fair value (cost: $0 and $457,
     respectively).............................................        --        452
  Equity securities available-for-sale, at estimated fair value
     (cost: $777 and $424, respectively).......................       795        421
  Mortgage and consumer loans..................................     3,595      2,543
  Policy loans.................................................       918        916
  Real estate and real estate joint ventures held-for-
     investment................................................       173         91
  Real estate held-for-sale....................................         7          5
  Other limited partnership interests..........................     1,082      1,252
  Short-term investments.......................................       777      1,769
  Other invested assets........................................     1,241      1,057
                                                                 --------   --------
     Total investments.........................................    56,434     61,095
Cash and cash equivalents......................................       649        571
Accrued investment income......................................       597        602
Premiums and other receivables.................................     8,410      7,008
Deferred policy acquisition costs and value of business
  acquired.....................................................     5,111      4,914
Current income tax recoverable.................................        94         48
Deferred income tax assets.....................................     1,007      1,120
Goodwill.......................................................       953        924
Other assets...................................................       765        442
Separate account assets........................................    50,067     44,524
                                                                 --------   --------
     Total assets..............................................  $124,087   $121,248
                                                                 ========   ========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits.......................................  $ 19,654   $ 18,344
  Policyholder account balances................................    35,099     37,840
  Other policyholder funds.....................................     1,513      1,293
  Long-term debt -- affiliated.................................       435        435
  Payables for collateral under securities loaned and other
     transactions..............................................     9,155      9,737
  Other liabilities............................................       749      1,642
  Separate account liabilities.................................    50,067     44,524
                                                                 --------   --------
     Total liabilities.........................................   116,672    113,815
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
Stockholders' Equity:
  Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at
     December 31, 2006 and 2005................................        86         86
  Additional paid-in capital...................................     7,123      7,180
  Retained earnings............................................       520        581
  Accumulated other comprehensive income (loss)................      (314)      (414)
                                                                 --------   --------
     Total stockholders' equity................................     7,415      7,433
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $124,087   $121,248
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                              2006     2005    2004
                                                             ------   ------   ----


REVENUES
Premiums...................................................  $  308   $  281   $  9
Universal life and investment-type product policy fees.....   1,268      862    159
Net investment income......................................   2,839    1,438    207
Other revenues.............................................     212      132     26
Net investment gains (losses)..............................    (521)    (198)    (9)
                                                             ------   ------   ----
  Total revenues...........................................   4,106    2,515    392
                                                             ------   ------   ----
EXPENSES
Policyholder benefits and claims...........................     792      570     18
Interest credited to policyholder account balances.........   1,316      720    153
Other expenses.............................................   1,173      678    179
                                                             ------   ------   ----
  Total expenses...........................................   3,281    1,968    350
                                                             ------   ------   ----
Income before provision for income tax.....................     825      547     42
Provision for income tax...................................     228      156     17
                                                             ------   ------   ----
Income before cumulative effect of a change in accounting,
  net of income tax........................................     597      391     25
Cumulative effect of a change in accounting, net of income
  tax......................................................      --       --      2
                                                             ------   ------   ----
Net income.................................................  $  597   $  391   $ 27
                                                             ======   ======   ====




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                               ACCUMULATED OTHER
                                                                          COMPREHENSIVE INCOME (LOSS)
                                                                          ---------------------------
                                                                                NET         FOREIGN
                                                    ADDITIONAL              UNREALIZED      CURRENCY
                                            COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION
                                             STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)   ADJUSTMENT   TOTAL
                                            ------  ----------  --------  --------------  -----------  ------


BALANCE AT JANUARY 1, 2004 (NOTE 3).......    $11     $  171      $ 163        $  32          $--      $  377
Capital contribution from MetLife
  Investors Group, Inc. ..................               300                                              300
Comprehensive income (loss):
  Net income..............................                           27                                    27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (2)                      (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                 (2)
                                                                                                       ------
  Comprehensive income (loss).............                                                                 25
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2004..............     11        471        190           30           --         702
MetLife Insurance Company of Connecticut's
  common stock purchased by MetLife, Inc.
  (Notes 2 and 3).........................     75      6,709                                            6,784
Comprehensive income (loss):
  Net income..............................                          391                                   391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (1)                      (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                      (445)                    (445)
     Foreign currency translation
       adjustments........................                                                      2           2
                                                                                                       ------
     Other comprehensive income (loss)....                                                               (444)
                                                                                                       ------
  Comprehensive income (loss).............                                                                (53)
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2005..............     86      7,180        581         (416)           2       7,433
Revisions of purchase price pushed down to
  MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2)......................................                40                                               40
Dividend paid to MetLife, Inc. ...........              (259)      (658)                                 (917)
Capital contribution of intangible assets
  from MetLife,  Inc., net of income tax
  (Notes 8 and 14)........................               162                                              162
Comprehensive income (loss):
  Net income..............................                          597                                   597
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (5)                      (5)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                       107                      107
     Foreign currency translation
       adjustments, net of  income tax....                                                     (2)         (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                100
                                                                                                       ------
  Comprehensive income (loss).............                                                                697
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2006..............    $86     $7,123      $ 520        $(314)         $--      $7,415
                                              ===     ======      =====        =====          ===      ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                   2006       2005       2004
                                                                 --------   --------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net Income....................................................   $    597   $    391   $    27
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses...................          6          4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.......................         74        112        21
     (Gains) losses from sales of investments and businesses,
       net....................................................        521        198         9
     Equity earnings of real estate joint ventures and other
       limited partnership interests..........................        (83)       (19)       --
     Interest credited to policyholder account balances.......      1,316        720       153
     Universal life and investment-type product policy fees...     (1,268)      (862)     (159)
     Change in accrued investment income......................          2        (68)       --
     Change in premiums and other receivables.................       (509)      (415)   (1,108)
     Change in deferred policy acquisition costs, net.........       (234)      (211)     (165)
     Change in insurance-related liabilities..................        234        812        17
     Change in trading securities.............................        (43)       103        --
     Change in income tax payable.............................        156        298        --
     Change in income tax recoverable.........................         --         --       (29)
     Change in other assets...................................        586        574       140
     Change in other liabilities..............................       (351)      (876)     (106)
     Other, net...............................................         --          2        --
                                                                 --------   --------   -------
Net cash provided by (used in) operating activities...........      1,004        763    (1,200)
                                                                 --------   --------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities................................     27,706     24,008     1,521
     Equity securities........................................        218        221         2
     Mortgage and consumer loans..............................      1,034        748        72
     Real estate and real estate joint ventures...............        126         65        --
     Other limited partnership interests......................        762        173        --
  Purchases of:
     Fixed maturity securities................................    (23,840)   (32,850)   (1,482)
     Equity securities........................................       (109)        --        --
     Mortgage and consumer loans..............................     (2,092)      (500)      (42)
     Real estate and real estate joint ventures...............        (56)       (13)       --
     Other limited partnership interests......................       (343)      (330)       --
  Net change in policy loans..................................         (2)         3        --
  Net change in short-term investments........................        991        599         7
  Net change in other invested assets.........................       (316)       233         1
  Other, net..................................................          1          3        --
                                                                 --------   --------   -------
Net cash provided by (used in) investing activities...........      4,080     (7,640)       79
                                                                 --------   --------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.................................................      8,185     11,230     4,541
     Withdrawals..............................................    (11,637)   (12,369)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions............................       (582)     7,675       122
  Long-term debt issued.......................................         --        400        --
  Dividends on common stock...................................       (917)        --        --
  Capital contribution from MetLife Investors Group, Inc. ....         --         --       300
  Contribution of MetLife Insurance Company of Connecticut
     from MetLife, Inc., net of cash received  of $0, $443 and
     $0, respectively.........................................         --        443        --
  Other, net..................................................        (55)       (75)       --
                                                                 --------   --------   -------
Net cash (used in) provided by financing activities...........     (5,006)     7,304     1,065
                                                                 --------   --------   -------
Change in cash and cash equivalents...........................         78        427       (56)
Cash and cash equivalents, beginning of year..................        571        144       200
                                                                 --------   --------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR........................   $    649   $    571   $   144
                                                                 ========   ========   =======

Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.................................................   $     31   $     18   $     2
                                                                 ========   ========   =======
     Income tax...............................................   $     81   $     87   $    (2)
                                                                 ========   ========   =======
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of Connecticut
       acquired by MetLife, Inc. and contributed to MLI-USA
       net of cash received of $443 million...................   $     --   $  6,341   $    --
                                                                 ========   ========   =======
     Contribution of other intangible assets, net of deferred
       income tax.............................................   $    162   $     --   $   --
                                                                 ========   ========   =======
     Contribution of goodwill from MetLife, Inc. .............   $     29   $     --   $    --
                                                                 ========   ========   =======




--------
See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MLI-USA.
See Note 19 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC", formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Connecticut. See Note 3.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Insurance Company to MetLife Insurance Company of Connecticut, effective May 1, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $43 million and $180 million at December 31, 2006 and 2005, respectively. At December 31, 2005, the Company was the majority owner of Tribeca Citigroup Investments Ltd. ("Tribeca") and consolidated the fund within its consolidated financial statements. During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated. See Note 4 for further information.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:



(i) the fair value of investments in the absence of quoted market values;
(ii)     investment impairments;
(iii)    the recognition of income on certain investments;
(iv) the application of the consolidation rules to certain investments;
(v)      the fair value of and accounting for derivatives;
(vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");
(vii)    the measurement of goodwill and related impairment, if any;
(viii)   the liability for future policyholder benefits;
(ix) accounting for income taxes and the valuation of deferred income tax assets;
(x)      accounting for reinsurance transactions; and
(xi)     the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income. Beginning in the second quarter of 2006, the Company no longer holds a trading securities portfolio. (See also Note
     4)

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments, it follows an impairment analysis which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended, changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $52 million and $2 million at December 31, 2006 and 2005, respectively. Accumulated amortization was $3 million at December 31, 2006 and the computer software was fully amortized at December 31, 2005. Related amortization expense was $3 million and $1 million for the years ended December 31, 2006 and 2005, respectively. There was no amortization expense for the year ended December 31, 2004.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 4% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 4%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 4%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company and its includable life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"). Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Prior to the transfer of MLI-USA to MetLife Connecticut, MLI-USA joined MetLife's includable affiliates in filing a federal income tax return. MLI-USA joined MetLife Connecticut's includable affiliates as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



    (i) future taxable income exclusive of reversing temporary differences and carryforwards;
    (ii)    future reversals of existing taxable temporary differences;
    (iii)   taxable income in prior carryback years; and
    (iv)    tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from Metropolitan Life.

  Foreign Currency

     Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



      (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
      (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability, under certain variable annuity and life contracts and income tax. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of the adoption.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007, related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $75 million and $95 million, net of income tax, which will be recorded as a reduction

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $5 million to $15 million, net of income tax.

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Connecticut became a subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Connecticut be identified and measured at their fair value as of the acquisition date.

     Final Purchase Price Allocation and Goodwill

     The purchase price paid by MetLife has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to MetLife Connecticut increased by $40 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to MetLife Connecticut of $40 million, an increase of $15 million in the value of the future policy benefit liabilities and other policyholder funds resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase in securities of $24 million resulting from the finalization of the determination of the fair value of such securities, an increase in other liabilities of $2 million due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments increasing deferred income tax assets by $4 million. Goodwill increased by $29 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     AS OF JULY 1, 2005
                                                                     -------------------
                                                                        (IN MILLIONS)


TOTAL PURCHASE PRICE PAID BY METLIFE......................                 $12,084
  Purchase price attributed to other affiliates...........                   5,260
                                                                           -------
  Purchase price attributed to MetLife Connecticut........                   6,824
NET ASSETS OF METLIFE CONNECTICUT ACQUIRED PRIOR TO
  PURCHASE ACCOUNTING ADJUSTMENTS.........................  $8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale............      (2)
  Mortgage loans on real estate...........................      72
  Real estate and real estate joint ventures held-for-
     investment...........................................      39
  Other limited partnership interests.....................      48
  Other invested assets...................................     (36)
  Premiums and other receivables..........................   1,001
  Elimination of historical deferred policy acquisition
     costs................................................  (3,052)
  Value of business acquired..............................   3,490
  Value of distribution agreements and customer
     relationships acquired...............................      73
  Net deferred income tax asset...........................   1,751
  Elimination of historical goodwill......................    (196)
  Other assets............................................     (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits..................................  (3,766)
  Policyholder account balances...........................  (1,870)
  Other liabilities.......................................     191
                                                            ------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED.................................................                   5,939
                                                                           -------
GOODWILL RESULTING FROM THE ACQUISITION ATTRIBUTED TO
  METLIFE CONNECTICUT.....................................                 $   885
                                                                           =======



     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


Institutional....................................................         $312
Individual.......................................................          163
Corporate & Other................................................          410
                                                                          ----
  TOTAL..........................................................         $885
                                                                          ====



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of MetLife Connecticut's net assets as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


ASSETS
  Fixed maturity securities available-for-sale...................        $41,210
  Trading securities.............................................            555
  Equity securities available-for-sale...........................            641
  Mortgage loans on real estate..................................          2,363
  Policy loans...................................................            884
  Real estate and real estate joint ventures held-for-
     investment..................................................            126
  Other limited partnership interests............................          1,120
  Short-term investments.........................................          2,225
  Other invested assets..........................................          1,205
                                                                         -------
     Total investments...........................................         50,329
  Cash and cash equivalents......................................            443
  Accrued investment income......................................            494
  Premiums and other receivables.................................          4,688
  Value of business acquired.....................................          3,490
  Goodwill.......................................................            885
  Other intangible assets........................................             73
  Deferred income tax asset......................................          1,178
  Other assets...................................................            730
  Separate account assets........................................         30,427
                                                                         -------
     Total assets acquired.......................................         92,737
                                                                         -------

LIABILITIES:
  Future policy benefits.........................................         17,565
  Policyholder account balances..................................         34,251
  Other policyholder funds.......................................            115
  Current income tax.............................................             36
  Other liabilities..............................................          3,519
  Separate account liabilities...................................         30,427
                                                                         -------
     Total liabilities assumed...................................         85,913
                                                                         -------
     Net assets acquired.........................................        $ 6,824
                                                                         =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of MetLife Connecticut's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience. See Notes 8 and 14 for additional information on the value of distribution agreements ("VODA") acquired from Citigroup.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired, distribution agreements and customer relationships acquired are as follows:


                                                                             WEIGHTED AVERAGE
                                                      AS OF JULY 1, 2005   AMORTIZATION PERIOD
                                                      ------------------   -------------------
                                                         (IN MILLIONS)          (IN YEARS)


Value of business acquired..........................        $3,490                  16
Value of distribution agreements and customer
  relationships acquired............................            73                  16
                                                            ------
  Total value of intangible assets acquired,
     excluding goodwill.............................        $3,563                  16
                                                            ======



3.  CONTRIBUTION OF METLIFE CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, all financial data included in these financial statements periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests. Information

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


regarding the consolidated statements of income of the Company for the years ended December 31, 2006 and 2005 is as follows:


                                                                                              UNAUDITED
                                                                                         ------------------
                                                                                         THREE MONTHS ENDED      YEAR ENDED
                                                    UNAUDITED                             DECEMBER 31, 2006  DECEMBER 31, 2006
                         --------------------------------------------------------------  ------------------  -----------------
                                      NINE MONTHS ENDED SEPTEMBER 30, 2006
                         --------------------------------------------------------------
                                                   ASSETS AND LIABILITIES
                                                         OUTSTANDING
                                                       FROM METLIFE'S
                                                         ACQUISITION       CONSOLIDATED
                         MICC HISTORICAL  MLI-USA          OF MLIG            COMPANY             CONSOLIDATED COMPANY
                         ---------------  -------  ----------------------  ------------  -------------------------------------
                                                            (IN MILLIONS)


Total revenues.........       $2,509        $623             $--              $3,132            $974               $4,106
Total expenses.........       $1,905        $486             $--              $2,391            $890               $3,281
                              ------        ----             ---              ------            ----               ------
Income before provision
  for income tax.......          604         137              --                 741            $ 84                  825
Provision for income
  tax..................          177          35              --                 212            $ 16                  228
                              ------        ----             ---              ------            ----               ------
Net income.............       $  427        $102             $--              $  529            $ 68               $  597
                              ======        ====             ===              ======            ====               ======






                                                                   YEAR ENDED DECEMBER 31, 2005
                                                         -----------------------------------------------
                                                                   ASSETS AND LIABILITIES
                                      SIX MONTHS ENDED                   OUTSTANDING
                                     DECEMBER 31, 2005                 FROM METLIFE'S
                                     -----------------                   ACQUISITION        CONSOLIDATED
                                      MICC HISTORICAL    MLI-USA           OF MLIG             COMPANY
                                     -----------------   -------   ----------------------   ------------
                                                                (IN MILLIONS)


Total revenues.....................        $1,749          $766              $--               $2,515
Total expenses.....................        $1,410          $561              $(3)              $1,968
                                           ------          ----              ---               ------
Income before provision for income
  tax..............................           339           205                3                  547
Provision for income tax...........            98            57                1                  156
                                           ------          ----              ---               ------
Net income.........................        $  241          $148              $ 2               $  391
                                           ======          ====              ===               ======




     The par value of the common stock presented in the statement of stockholders' equity for periods prior to the Acquisition Date has been adjusted to reflect the par value of the MetLife Connecticut shares issued to MLIG in exchange for MLI-USA's common stock. Information regarding the adjustments to stockholders' equity is as follows:


                                                                                     ACCUMULATED
                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                                       INCOME
                                                                                  ----------------
                                                          ADDITIONAL               NET UNREALIZED
                                             COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                              STOCK         CAPITAL    EARNINGS       (LOSSES)       TOTAL
                                             ------       ----------   --------   ----------------   -----


Balance of MLI-USA's equity at January 1,
  2004                                         $ 2           $ 98        $163            $39          $302
Issuance of MetLife Connecticut's common
  stock to MLIG                                 11  (1)       (11)         --             --            --
Elimination of MLI-USA's common stock           (2) (2)         2          --             --            --
Assets and liabilities outstanding from
  MetLife's acquisition of MLIG                 --             82          --             (7)           75
                                               ---           ----        ----            ---          ----
Balance of MICC's equity at January 1, 2004    $11           $171        $163            $32          $377
                                               ===           ====        ====            ===          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Represents the issuance of 4,595,317 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife Connecticut to MLIG in exchange for all the outstanding common stock of MLI-USA, for a total adjustment of $11 million.

   (2) Represents the elimination of MLI-USA's common stock of $2 million.

The par value of the MetLife Connecticut common stock purchased by MetLife has been adjusted to reflect the return of the MetLife Connecticut common stock by MetLife in connection with the transfer of MetLife Connecticut to MLI-USA as follows:


                                                                                    ACCUMULATED
                                                                                       OTHER
                                                                                   COMPREHENSIVE
                                                                                      INCOME
                                                                                 ----------------
                                                         ADDITIONAL               NET UNREALIZED
                                            COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                             STOCK         CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                            ------       ----------   --------   ----------------   ------


MetLife Connecticut's common stock
  purchased by MetLife in the Acquisition
  on July 1, 2005                            $100          $6,684        $--            $--         $6,784
Return of MetLife Connecticut's common
  stock from MetLife                          (25) (1)         25         --             --             --
                                             ----          ------        ---            ---         ------
MetLife Connecticut's common stock
  purchased by MetLife on July 1, 2005, as
  adjusted                                   $ 75          $6,709        $--            $--         $6,784
                                             ====          ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Connecticut in anticipation of the acquisition of MLI-USA by MetLife Connecticut, for a total adjustment of $25 million.

     The following unaudited pro forma condensed consolidated financial information presents the results of operations for the Company assuming the MetLife Connecticut acquisition had been effected as of January 1, 2005. This unaudited pro forma information does not necessarily represent what the Company's actual results of operations would have been if the acquisition had occurred as of the date indicated or what such results would be for any future periods.


                                                                                  UNAUDITED
                                                                    ------------------------------------
                                                    YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                DECEMBER 31, 2005     JUNE 30, 2005    DECEMBER 31, 2005
                                                -----------------   ----------------   -----------------
                                                   CONSOLIDATED         PRO FORMA          PRO FORMA
                                                                          MICC
                                                     COMPANY           HISTORICAL             MICC
                                                -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)



Total revenues                                        $2,515             $2,324              $4,839
Total expenses                                        $1,968             $1,523              $3,491
                                                      ------             ------              ------
Income before provision for income tax                   547                801               1,348
Provision for income tax                                 156                226                 382
                                                      ------             ------              ------
Net income                                            $  391             $  575              $  966
                                                      ======             ======              ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                              DECEMBER 31, 2006
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $17,331    $101     $424     $17,008     35.5%
Residential mortgage-backed securities.......    11,951      40       78      11,913     24.9
Foreign corporate securities.................     5,563      64      128       5,499     11.5
U.S. Treasury/agency securities..............     5,455       7      126       5,336     11.2
Commercial mortgage-backed securities........     3,353      19       47       3,325      6.9
Asset-backed securities......................     3,158      14       10       3,162      6.6
State and political subdivision securities...     1,062       6       38       1,030      2.2
Foreign government securities................       533      45        5         573      1.2
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $48,406    $296     $856     $47,846    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   671    $ 22     $  9     $   684     86.0%
Common stock.................................       106       6        1         111     14.0
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   777    $ 28     $ 10     $   795    100.0%
                                                =======    ====     ====     =======    =====






                                                              DECEMBER 31, 2005
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $18,416    $ 96     $415     $18,097     34.3%
Residential mortgage-backed securities.......    12,398      17      131      12,284     23.4
Foreign corporate securities.................     5,733      50      143       5,640     10.7
U.S. Treasury/agency securities..............     6,448      24       61       6,411     12.2
Commercial mortgage-backed securities........     5,157      12       82       5,087      9.7
Asset-backed securities......................     3,899      10       16       3,893      7.4
State and political subdivision securities...       633      --       25         608      1.2
Foreign government securities................       547      25        3         569      1.1
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $53,231    $234     $876     $52,589    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   327    $  1     $  5     $   323     76.7%
Common stock.................................        97       4        3          98     23.3
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   424    $  5     $  8     $   421    100.0%
                                                =======    ====     ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $472 million and $275 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.2 billion and $3.3 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of $51 million and ($33) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $6 million and $3 million at December 31, 2006 and 2005, respectively. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $1 million and ($5) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                                  DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                                   COST     FAIR VALUE      COST     FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)


Due in one year or less.......................   $ 1,620      $ 1,616     $ 1,411      $ 1,405
Due after one year through five years.........     9,843        9,733      10,594       10,490
Due after five years through ten years........     7,331        7,226       9,556        9,382
Due after ten years...........................    11,150       10,871      10,216       10,048
                                                 -------      -------     -------      -------
  Subtotal....................................    29,944       29,446      31,777       31,325
Mortgage-backed and asset-backed securities...    18,462       18,400      21,454       21,264
                                                 -------      -------     -------      -------
  Total fixed maturity securities.............   $48,406      $47,846     $53,231      $52,589
                                                 =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------
                                                      2006            2005           2004
                                                  ------------   --------------   ---------
                                                                (IN MILLIONS)


Proceeds........................................  $     23,901   $       22,241   $     473
Gross investment gains..........................       $    73          $    48        $  6
Gross investment losses.........................       $  (519)         $  (347)       $(10)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                 DECEMBER 31, 2006
                                      ----------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS               TOTAL
                                      ----------------------  ----------------------  ----------------------
                                                     GROSS                   GROSS                   GROSS
                                       ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED
                                      FAIR VALUE     LOSS     FAIR VALUE     LOSS     FAIR VALUE     LOSS
                                      ----------  ----------  ----------  ----------  ----------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities...........    $ 4,895      $104       $ 7,543      $320       $12,438      $424
Residential mortgage-backed
  securities........................      4,113        20         3,381        58         7,494        78
Foreign corporate securities........      1,381        29         2,547        99         3,928       128
U.S. Treasury/agency securities.....      2,995        48         1,005        78         4,000       126
Commercial mortgage-backed
  securities........................        852         6         1,394        41         2,246        47
Asset-backed securities.............        965         3           327         7         1,292        10
State and political subdivision
  securities........................         29         2           414        36           443        38
Foreign government securities.......         51         1            92         4           143         5
                                        -------      ----       -------      ----       -------      ----
Total fixed maturity securities.....    $15,281      $213       $16,703      $643       $31,984      $856
                                        =======      ====       =======      ====       =======      ====
Equity securities...................    $   149      $  3       $   188      $  7       $   337      $ 10
                                        =======      ====       =======      ====       =======      ====
Total number of securities in an
  unrealized loss position..........      1,955                   2,318                   4,273
                                        =======                 =======                 =======






                                                              DECEMBER 31, 2005
                                    ---------------------------------------------------------------------
                                                                 EQUAL TO OR
                                         LESS THAN 12              GREATER
                                            MONTHS              THAN 12 MONTHS              TOTAL
                                    ----------------------  ----------------------  ---------------------
                                    ESTIMATED    GROSS      ESTIMATED    GROSS      ESTIMATED     GROSS
                                      FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR      UNREALIZED
                                     VALUE        LOSS        VALUE       LOSS        VALUE        LOSS
                                     ------      ------      ------      ------      ------     ---------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.........  $14,412      $413        $ 40         $ 2       $14,452        $415

Residential mortgage-backed
  securities......................    9,142       129          61           2         9,203         131
Foreign corporate securities......    4,409       142          23           1         4,432         143
U.S. Treasury/agency securities...    4,171        61          --          --         4,171          61
Commercial mortgage-backed
  securities......................    4,040        82           5          --         4,045          82
Asset-backed securities...........    1,890        16          11          --         1,901          16
State and political subdivision
  securities......................      550        25          --          --           550          25
Foreign government securities.....      155         3           2          --           157           3
                                    -------      ----        ----         ---       -------        ----
Total fixed maturity securities...  $38,769      $871        $142         $ 5       $38,911        $876

                                    =======      ====        ====         ===       =======        ====
Equity securities.................  $   214      $  8        $ --         $--       $   214        $  8
                                    =======      ====        ====         ===       =======        ====
Total number of securities in an
  unrealized loss position........    5,061                    47                     5,108
                                    =======                  ====                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                     DECEMBER 31, 2006
                                     ---------------------------------------------------
                                                          GROSS
                                         COST OR       UNREALIZED        NUMBER OF
                                      AMORTIZED COST     LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $12,922     $ 9    $150     $ 4    1,537      15
Six months or greater but less than
  nine months......................      568      --       6      --       78       1
Nine months or greater but less
  than twelve months...............    2,134      14      52       4      323       1
Twelve months or greater...........   17,540      --     650      --    2,318      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $33,164     $23    $858     $ 8    4,256      17
                                     =======     ===    ====     ===    =====      ==






                                                      DECEMBER 31, 2005
                                     ---------------------------------------------------
                                         COST OR            GROSS
                                        AMORITIZED       UNREALIZED        NUMBER OF
                                           COST            LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $39,461     $81    $844     $30    4,960      50
Six months or greater but less than
  nine months......................      204      --       2      --       16      --
Nine months or greater but less
  than twelve months...............      116      --       3      --       35      --
Twelve months or greater...........      147      --       5      --       47      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $39,928     $81    $854     $30    5,058      50
                                     =======     ===    ====     ===    =====      ==



     At December 31, 2006, $858 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $854 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $30 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 37% of the cost or amortized cost of such securities. Of such unrealized losses of $30 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $866 million and $884 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----


SECTOR:
  U.S. corporate securities........................................    49%    47%
  Residential mortgage-backed securities...........................     9     15
  Foreign corporate securities.....................................    15     16
  U.S. Treasury/agency securities..................................    15      7
  Commercial mortgage-backed securities............................     5      9
  Other............................................................     7      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Industrial.......................................................    26%    25%
  Finance..........................................................    18     17
  Government.......................................................    15      7
  Mortgage-backed..................................................    14     24
  Utility..........................................................    10      6
  Other............................................................    17     21
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8.8 billion and $9.4 billion and an estimated fair value of $8.6 billion and $9.3 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8.9 billion and $9.6 billion at December 31, 2006 and 2005, respectively. Security collateral of $83 million and $174 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $25 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Commercial mortgage loans...........................  $2,095      58%    $1,173      46%
Agricultural mortgage loans.........................   1,460      41      1,300      51
Consumer loans......................................      46       1         79       3
                                                      ------     ---     ------     ---
  Subtotal..........................................   3,601     100%     2,552     100%
                                                                 ===                ===
Less: Valuation allowances..........................       6                  9
                                                      ------             ------
Mortgage and consumer loans.........................  $3,595             $2,543
                                                      ======             ======



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 27%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $ 9       $ 1       $ 1
Additions...................................................     3         8        --
Deductions..................................................    (6)       --        --
                                                               ---       ---       ---
Balance at December 31,.....................................   $ 6       $ 9       $ 1
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Impaired loans with valuation allowances..................        $--              $ 2
Impaired loans without valuation allowances...............          8               14
                                                                  ---              ---
  Subtotal................................................          8               16
Less: Valuation allowances on impaired loans..............         --                1
                                                                  ---              ---
  Impaired loans..........................................        $ 8              $15
                                                                  ===              ===



     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing had an amortized cost of $6 million and $13 million at December 31, 2006 and 2005, respectively. There were no mortgage and consumer loans on which interest is no longer accrued at both December 31, 2006 and 2005. There were no mortgage and consumer loans in foreclosure at both December 31, 2006 and 2005.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Real estate...............................................       $ 37              $36
Accumulated depreciation..................................         (1)              --
                                                                 ----              ---
Net real estate...........................................         36               36
Real estate joint ventures................................        144               60
                                                                 ----              ---
Real estate and real estate joint ventures................       $180              $96
                                                                 ====              ===



     The components of real estate and real estate joint ventures are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Real estate and real estate joint ventures held-for-investment.....  $173    $91
Real estate held-for-sale..........................................     7      5
                                                                     ----    ---
Real estate and real estate joint ventures.........................  $180    $96
                                                                     ====    ===



     Related depreciation expense was insignificant for all periods presented.

     There were no non-income producing real estate and real estate joint ventures at December 31, 2006. The carrying value of non-income producing real estate and real estate joint ventures was $3 million at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Real estate and real estate joint ventures were categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Office..............................................   $ 46       26%      $53       55%
Apartments..........................................     --       --         1        1
Retail..............................................     12        7        --       --
Real estate investment funds........................     93       52        --       --
Land................................................      1       --         3        3
Agriculture.........................................     28       15        31       32
Industrial..........................................     --       --         8        9
                                                       ----      ---       ---      ---
  Total.............................................   $180      100%      $96      100%
                                                       ====      ===       ===      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 72%, 7% and 6% of the Company's real estate holdings were located in New York, Florida and Texas, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2006     2005    2004
                                                             ------   ------   ----
                                                                  (IN MILLIONS)


Fixed maturity securities..................................  $2,719   $1,377   $176
Equity securities..........................................      17        6     --
Mortgage and consumer loans................................     182      113     34
Policy loans...............................................      52       26      2
Real estate and real estate joint ventures.................      29        2     --
Other limited partnership interests........................     238       33     --
Cash, cash equivalents and short-term investments..........     137       71      6
Other......................................................       8       --     --
                                                             ------   ------   ----
  Total investment income..................................   3,382    1,628    218
Less: Investment expenses..................................     543      190     11
                                                             ------   ------   ----
  Net investment income....................................  $2,839   $1,438   $207
                                                             ======   ======   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $29 million, $10 million and $4 million, respectively, related to short-term investments, is included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(497)  $(300)   $(5)
Equity securities...........................................     10       1     --
Mortgage and consumer loans.................................      7      (9)    --
Real estate and real estate joint ventures..................     64       7     --
Other limited partnership interests.........................     (1)     (1)    --
Sales of businesses.........................................     --       2     --
Derivatives.................................................    177      (2)    (4)
Other.......................................................   (281)    104     --
                                                              -----   -----    ---
  Net investment gains (losses).............................  $(521)  $(198)   $(9)
                                                              =====   =====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($87) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $41 million, $0 and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(566)  $(639)  $ 97
Equity securities...........................................     17      (4)    --
Derivatives.................................................     (9)     (2)    (4)
Other.......................................................      7     (19)    --
                                                              -----   -----   ----
  Subtotal..................................................   (551)   (664)    93
                                                              -----   -----   ----
Amounts allocated from:
  Future policy benefit loss recognition....................     --     (78)    --
  DAC and VOBA..............................................     66     102    (47)
                                                              -----   -----   ----
  Subtotal..................................................     66      24    (47)
Deferred income tax.........................................    171     224    (16)
                                                              -----   -----   ----
  Subtotal..................................................    237     248    (63)
                                                              -----   -----   ----
     Net unrealized investment gains (losses)...............  $(314)  $(416)  $ 30
                                                              =====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Balance, January 1,.........................................  $(416)  $  30   $ 32
Unrealized investment gains (losses) during the year........    113    (756)   (14)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition.............     78     (78)    --
  DAC and VOBA..............................................    (36)    148     10
  Deferred income tax.......................................    (53)    240      2
                                                              -----   -----   ----
Balance, December 31,.......................................  $(314)  $(416)  $ 30
                                                              =====   =====   ====
Net change in unrealized investment gains (losses)..........  $ 102   $(446)  $ (2)
                                                              =====   =====   ====



  TRADING SECURITIES

     MetLife Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments, Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of Tribeca and consolidated the fund within its consolidated financial statements. At December 31, 2005, the Company held $452 million of trading securities and $190 million of the short sale agreements associated with the trading securities portfolio, which are included within other liabilities. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned and net realized and unrealized gains (losses), was $12 million and $6 million for the years ended December 31, 2006 and 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, is accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                                   DECEMBER 31, 2006
                                                               ------------------------
                                                                              MAXIMUM
                                                                  TOTAL     EXPOSURE TO
                                                               ASSETS (1)     LOSS (2)
                                                               ----------   -----------
                                                                     (IN MILLIONS)


Asset-backed securitizations.................................    $   866        $ 39
Real estate joint ventures(3)................................        944          63
Other limited partnership interests(4).......................      2,629         193
Other investments(5).........................................     14,839         485
                                                                 -------        ----
  Total......................................................    $19,278        $780
                                                                 =======        ====



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                     DECEMBER 31, 2006                    DECEMBER 31, 2005
                              ---------------------------------    ---------------------------------
                                             CURRENT MARKET                       CURRENT MARKET
                                              OR FAIR VALUE                        OR FAIR VALUE
                               NOTIONAL   ---------------------    NOTIONAL    ---------------------
                                AMOUNT    ASSETS    LIABILITIES     AMOUNT     ASSETS    LIABILITIES
                               --------   ------    -----------    --------    ------    -----------
                                                  (IN MILLIONS)


Interest rate swaps.........   $ 8,841     $  431        $ 70       $ 6,623    $  356        $ 52
Interest rate floors........     9,021         71          --         2,000        26          --
Interest rate caps..........     6,715          6          --         3,020        18          --
Financial futures...........       602          6           1           228         2           2
Foreign currency swaps......     2,723        580          66         3,110       429          76
Foreign currency forwards...       124          1          --           488        18           2
Options.....................        --         80           7            --       165           3
Financial forwards..........       900         --          15            --        --           2
Credit default swaps........     1,231          1           5           987         2           2
                               -------     ------        ----       -------    ------        ----
  Total.....................   $30,157     $1,176        $164       $16,456    $1,016        $139
                               =======     ======        ====       =======    ======        ====



     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 290 and 587 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 85,500 and 75,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 1,022,900 and 1,420,650 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                        REMAINING LIFE
                                   -----------------------------------------------------------------------------------------
                                                         AFTER ONE YEAR       AFTER FIVE YEARS
                                   ONE YEAR OR LESS    THROUGH FIVE YEARS    THROUGH TEN YEARS    AFTER TEN YEARS     TOTAL
                                   ----------------    ------------------    -----------------    ---------------    -------
                                                                         (IN MILLIONS)


Interest rate swaps..............       $  980               $ 5,570              $ 1,699              $  592        $ 8,841
Interest rate floors.............           --                   551                8,470                  --          9,021
Interest rate caps...............           --                 6,715                   --                  --          6,715
Financial futures................          602                    --                   --                  --            602
Foreign currency swaps...........           67                 1,588                  996                  72          2,723
Foreign currency forwards........          124                    --                   --                  --            124
Financial forwards...............           --                    --                   --                 900            900
Credit default swaps.............           30                 1,186                   15                  --          1,231
                                        ------               -------              -------              ------        -------
  Total..........................       $1,803               $15,610              $11,180              $1,564        $30,157
                                        ======               =======              =======              ======        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                            DECEMBER 31, 2006                 DECEMBER 31, 2005
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)


Fair value.........................   $    69   $   --       $  1       $    71   $   --       $ --
Cash flow..........................       455       42         --           442        2          4
Non-qualifying.....................    29,633    1,134        163        15,943    1,014        135
                                      -------   ------       ----       -------   ------       ----
  Total............................   $30,157   $1,176       $164       $16,456   $1,016       $139
                                      =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:


                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2006     2005      2004
                                                              ----     ----      ----
                                                                   (IN MILLIONS)


Qualifying hedges:
  Interest credited to policyholder account balances........   $(9)     $(1)      $--
Non-qualifying hedges:
  Net investment gains (losses).............................    73       (8)       --
                                                               ---      ---       ---
  Total.....................................................   $64      $(9)      $--
                                                               ===      ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Changes in the fair value of derivatives....................   $(1)      $--       $(1)
Changes in the fair value of the items hedged...............     2        --         1
                                                               ---       ---       ---
Net ineffectiveness of fair value hedging activities........   $ 1       $--       $--
                                                               ===       ===       ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the years ended December 31, 2006, 2005 and 2004, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $(2)      $(4)      $(2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    (7)        2        (2)
                                                               ---       ---       ---
Balance at December 31,.....................................   $(9)      $(2)      $(4)
                                                               ===       ===       ===



     At December 31, 2006, $19 million of the deferred net gain on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; and (vi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of $16 million, ($37) million and ($6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $40 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $3 million and $40 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the years ended December 31, 2006 and 2005 were gains of $80 million and $41 million, respectively. There were no amounts recorded and included in net investment gains (losses) for the year ended December 31, 2004.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $273 million and $145 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $410 million and $427 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $25 million and $22 million, respectively, which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)


Balance at January 1, 2004................................  $  502   $   --   $  502
  Capitalizations.........................................     281       --      281
                                                            ------   ------   ------
     Subtotal.............................................     783       --      783
  Less: Amortization related to:
     Net investment gains (losses)........................      (2)      --       (2)
     Unrealized investment gains (losses).................     (10)      --      (10)
     Other expenses.......................................     117       --      117
                                                            ------   ------   ------
       Total amortization.................................     105       --      105
                                                            ------   ------   ------
Balance at December 31, 2004..............................     678       --      678
Contribution of MetLife Connecticut from MetLife (Note
  2)......................................................      --    3,490    3,490
  Capitalizations.........................................     886       --      886
                                                            ------   ------   ------
     Subtotal.............................................   1,564    3,490    5,054
  Less: Amortization related to:
     Net investment gains (losses)........................      --      (26)     (26)
     Unrealized investment gains (losses).................     (41)    (107)    (148)
     Other expenses.......................................     109      205      314
                                                            ------   ------   ------
       Total amortization.................................      68       72      140
                                                            ------   ------   ------
Balance at December 31, 2005..............................   1,496    3,418    4,914
  Capitalizations.........................................     721       --      721
                                                            ------   ------   ------
     Subtotal.............................................   2,217    3,418    5,635
  Less: Amortization related to:
     Net investment gains (losses)........................     (16)     (68)     (84)
     Unrealized investment gains (losses).................     (10)      46       36
     Other expenses.......................................     252      320      572
                                                            ------   ------   ------
       Total amortization.................................     226      298      524
                                                            ------   ------   ------
Balance at December 31, 2006..............................  $1,991   $3,120   $5,111
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $358 million in 2007, $333 million in 2008, $312 million in 2009, $283 million in 2010 and $253 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Balance at January 1,.............................................  $924   $ 68
Contribution of MetLife Connecticut from MetLife (Note 2).........    29    856
                                                                    ----   ----
Balance at December 31,...........................................  $953   $924
                                                                    ====   ====



8.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and the value of customer relationships acquired ("VOCRA"), which are reported in other assets, is as follows:


                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2006     2005     2004
                                                                ----     ----     ----
                                                                     (IN MILLIONS)


Balance at January 1,........................................   $ 72      $--      $--
Contribution of MetLife Connecticut from MetLife (Note 2)....     --       73       --
Contribution of VODA from MetLife............................    167       --       --
Amortization.................................................     (2)      (1)      --
                                                                ----      ---      ---
Balance at December 31,......................................   $237      $72      $--
                                                                ====      ===      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $5 million in 2007, $7 million in 2008, $9 million in 2009, $11 million in 2010 and $11 million in 2011.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2006     2005     2004
                                                             ----     ----     ----
                                                                  (IN MILLIONS)


Balance at January 1,......................................  $218     $143     $ 94
Capitalization.............................................   129       83       65
Amortization...............................................   (17)      (8)     (16)
                                                             ----     ----     ----
Balance at December 31,....................................  $330     $218     $143
                                                             ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities at December 31, 2006, include pass-through separate accounts totaling $50.1 billion for which the policyholder assumes all investment risk. Separate account assets and liabilities at December 31, 2005, included two categories of account types: pass-through separate accounts totaling $43.6 billion and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million. The average interest rates credited on these contracts were 4.5% at December 31, 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $800 million, $467 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2006, there were no new issuances in such obligations and there were repayments of $1.1 billion. During the years ended December 31, 2005 and 2004, there were no new issuances or repayments of such obligations. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in PABs, were $4.6 billion and $5.3 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to PABs, was $163 million, $80 million and $0, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policyholder benefits, is as follows:


                                                  YEARS ENDED DECEMBER 31,
                                                 -------------------------
                                                     2006          2005
                                                 -----------   -----------
                                                       (IN MILLIONS)


Balance at January 1,..........................  $       512   $        --
  Less: Reinsurance recoverables...............         (373)           --
                                                 -----------   -----------
Net balance January 1,.........................          139            --
                                                 -----------   -----------
Contribution of MetLife Connecticut by MetLife
  (Note 2).....................................           --           137
Incurred related to:
  Current year.................................           29            19
  Prior years..................................            4            (3)
                                                 -----------   -----------
                                                          33            16
                                                 -----------   -----------
Paid related to:
  Current year.................................           (2)           (1)
  Prior years..................................          (22)          (13)
                                                 -----------   -----------
                                                         (24)          (14)
                                                 -----------   -----------
Net balance at December 31,....................          148           139
  Add: Reinsurance recoverables................          403           373
                                                 -----------   -----------
Balance at December 31,........................  $       551   $       512
                                                 ===========   ===========



     There were no liabilities for unpaid claims and claims expenses for the year ended December 31, 2004.

     Claims and claim adjustment expenses associated with prior periods increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. There were no claims and claim adjustment expenses associated with prior periods for the year ended December 31, 2004. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                AT DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                                 2006                                     2005
                                  ----------------------------------       ----------------------------------
                                      IN THE                 AT                IN THE                 AT
                                  EVENT OF DEATH       ANNUITIZATION       EVENT OF DEATH       ANNUITIZATION
                                  --------------       -------------       --------------       -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value........     $   8,213                 N/A            $   5,537                 N/A
  Net amount at risk(2).........     $      --(3)              N/A            $      --(3)              N/A
  Average attained age of
     contractholders............      61 years                 N/A             61 years                 N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value........     $  44,036           $  13,179            $  40,744           $  10,081
  Net amount at risk(2).........     $   1,422(3)        $      30(4)         $     934(3)        $      38(4)
  Average attained age of
     contractholders............      58 years            60 years             60 years            60 years




                                                                    AT DECEMBER 31,
                                                              ---------------------------
                                                                 2006             2005
                                                              ----------       ----------
                                                               SECONDARY        SECONDARY
                                                              GUARANTEES       GUARANTEES
                                                              ----------       ----------
                                                                     (IN MILLIONS)



UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)...........        $   3,262        $   2,849
Net amount at risk(2)..................................        $  48,630(3)     $  44,943(3)
Average attained age of policyholders..................         57 years         56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                      ANNUITY      UNIVERSAL AND VARIABLE
                                                     CONTRACTS         LIFE CONTRACTS
                                                  --------------   ----------------------
                                                    GUARANTEED            SECONDARY
                                                  DEATH BENEFITS         GUARANTEES         TOTAL
                                                  --------------   ----------------------   -----
                                                                   (IN MILLIONS)


Balance at January 1, 2004......................        $--                  $--             $--
Incurred guaranteed benefits....................         --                   --              --
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2004....................         --                   --              --
Incurred guaranteed benefits....................          3                    9              12
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2005....................          3                    9              12
Incurred guaranteed benefits....................         --                   22              22
Paid guaranteed benefits........................         (3)                  --              (3)
                                                        ---                  ---             ---
Balance at December 31, 2006....................        $--                  $31             $31
                                                        ===                  ===             ===




     MLI-USA had guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million at December 31, 2006 and 2005, respectively. MLI-USA reinsures 100% of this liability with an affiliate and has a corresponding recoverable from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2006      2005
                                                                -------   -------
                                                                  (IN MILLIONS)


Mutual Fund Groupings
  Equity......................................................  $37,992   $30,480
  Bond........................................................    2,831     2,952
  Balanced....................................................    2,790     3,273
  Money Market................................................      949       791
  Specialty...................................................      460       684
                                                                -------   -------
     Total....................................................  $45,022   $38,180
                                                                =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Connecticut reinsured 90% of its individual long-term care insurance business with Genworth Life Insurance Company ("GLIC," formerly known as General Electric Capital Assurance Company), and its subsidiary, in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreement, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, MetLife Connecticut entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from MetLife Connecticut to CIHC. Under the terms of this agreement, any gains remaining are payable to CIHC and any losses remaining are reimbursable from CIHC. MetLife Connecticut does, however, retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 19.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                         --------------------
                                                          2006    2005   2004
                                                         -----   -----   ----
                                                             (IN MILLIONS)


Direct premiums........................................  $ 599   $ 413    $13
Reinsurance assumed....................................     21      38     --
Reinsurance ceded......................................   (312)   (170)    (4)
                                                         -----   -----    ---
Net premiums...........................................  $ 308   $ 281    $ 9
                                                         =====   =====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 635   $ 560    $(1)
                                                         =====   =====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $4.6 billion and $4.3 billion at December 31, 2006 and 2005, respectively, including $3.0 billion and $2.8 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of long-term care business and $1.3 billion and $1.4 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance and ceded commissions payables, included in other liabilities were $99 million and $64 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
  Total long-term debt -- affiliated..............................  $435   $435
                                                                    ====   ====



     Payments of interest and principal on these surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the Delaware Insurance Commissioner.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2006 and 2005.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2006 and 2005. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Insurance Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $ 18   $ (3)  $(91)
  State................................................    --     (2)     4
                                                         ----   ----   ----
     Subtotal..........................................    18     (5)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................   212    162    100
  State................................................    (2)    (1)     4
                                                         ----   ----   ----
     Subtotal..........................................   210    161    104
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Tax provision at U.S. statutory rate...................  $288   $191    $15
Tax effect of:
  Tax-exempt investment income.........................   (62)   (27)    (3)
  Prior year tax.......................................    (9)    (9)    (1)
  Foreign operations, net of foreign income tax........    12     --     --
  State tax, net of federal benefit....................    --      2      6
  Other, net...........................................    (1)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                                    DECEMBER 31,
                                                                 -----------------
                                                                   2006      2005
                                                                 -------   -------
                                                                   (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves......................  $ 2,238   $ 2,346
  Net unrealized investment losses.............................      171       224
  Capital loss carryforwards...................................      155        92
  Investments..................................................       63        --
  Operating lease reserves.....................................       13        13
  Net operating loss carryforwards.............................       10        --
  Employee benefits............................................        3         3
  Litigation-related...........................................        1        --
  Other........................................................       20        25
                                                                 -------   -------
                                                                   2,674     2,703
  Less: Valuation allowance....................................        4        --
                                                                 -------   -------
                                                                   2,670     2,703
                                                                 -------   -------
Deferred income tax liabilities:
  DAC and VOBA.................................................   (1,663)   (1,558)
  Investments..................................................       --       (25)
                                                                 -------   -------
                                                                  (1,663)   (1,583)
                                                                 -------   -------
Net deferred income tax asset..................................  $ 1,007   $ 1,120
                                                                 =======   =======



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Domestic net operating loss carryforwards amount to $15 million at December 31, 2006 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $35 million at December 31, 2006 with an expiration period of infinity. Capital loss carryforwards amount to $443 million at December 31, 2006 and will expire beginning in 2010.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded a $4 million deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company will file a consolidated tax return with its includable life insurance subsidiaries. Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against MLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from MLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against MLAC: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class certification. Defendants have moved for summary judgment.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of MICC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and NASD are also reviewing this matter. On April 18, 2006, the Connecticut Department of Banking issued a notice to Tower Square asking it to demonstrate its prior compliance with applicable Connecticut securities laws and regulations. In the context of the above, a number of NASD arbitration matters and litigation matters were commenced in 2005 and 2006 against Tower Square. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to fully cooperate with the SEC, NASD and the Connecticut Department of Banking, as appropriate, with respect to the matters described above.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 9    $ 9
  Premium tax offsets currently available for paid assessments.....     1      2
                                                                      ---    ---
                                                                      $10    $11
                                                                      ===    ===
Liability:
  Insolvency assessments...........................................   $19    $19
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:


                                                               RENTAL   GROSS RENTAL
                                                               INCOME     PAYMENTS
                                                               ------   ------------
                                                                   (IN MILLIONS)


2007.........................................................    $ 1         $15
2008.........................................................    $ 1         $15
2009.........................................................    $ 1         $ 8
2010.........................................................    $ 1         $ 6
2011.........................................................    $--         $ 6


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $616 million and $715 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $665 million and $339 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $173 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMMITMENTS

     MICC is a member of the Federal Home Loan Bank of Boston ("FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's consolidated balance sheets. MICC has also entered into several funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgages, mortgage-backed securities, obligations of or guaranteed by the United States, state and municipal obligations and corporate debt, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien provide that upon any event of default by MICC, the FHLB of Boston's recovery is limited to the amount of MICC's liability to the FHLB of Boston. The amount of the Company's liability for funding agreements with the FHLB of Boston was $926 million and $1.1 billion at December 31, 2006 and 2005, respectively, which is included in PABs.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII," formerly, Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage in-force under this guarantee was $444 million and $447 million at December 31, 2006 and 2005, respectively. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $54 million at December 31, 2006. The credit default swaps expire at various times during the next two years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by Metropolitan Life. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees ("Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year. Pension expense of $8 million related to the Metropolitan Life plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2006. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG. The par value of the common stock presented in the statement of stockholders' equity prior to the Acquisition Date has been adjusted to reflect the par value of MetLife Connecticut's shares issued to MLIG in exchange for MLI-USA's outstanding common stock. See Note 3.

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to MetLife without insurance regulatory approval and actual dividends paid to MetLife:


                                                                                         2007
                                                                                    -------------
                                                  2005              2006
                                                -------   -----------------------
                                                                    PERMITTED W/O   PERMITTED W/O
COMPANY                                         PAID(1)   PAID(1)    APPROVAL (2)    APPROVAL(3)
-------                                         -------   -------   -------------   -------------
                                                                  (IN MILLIONS)


MetLife Insurance Company of Connecticut......    $--       $917(4)      $--             $690



--------

   (1) Includes amounts paid including those requiring regulatory approval.

   (2) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

   (4) Includes a return of capital of $259 million.

     Under Connecticut State Insurance Law, MetLife Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Connecticut through June 30, 2007 require prior approval of the Connecticut Commissioner.

  DIVIDEND RESTRICTIONS OF SUBSIDIARIES

     MLAC is regulated under Connecticut State Insurance Law as described above. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by MLAC through June 30, 2007 to the Company require prior approval of the Connecticut Commissioner. MLAC did not pay any dividends in 2006.Since MLAC's statutory unassigned funds surplus is negative, MLAC cannot pay any dividends without prior approval of the Commissioner.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the year ended December 31, 2006. Since MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner.

CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

     MLI-USA received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company and its insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Insurance Department have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies in Connecticut and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Connecticut and each of its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company is the net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Connecticut, a Connecticut domiciled insurer, was $749 million, $1.0 billion and $975 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.1 billion and $4.0 billion at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                               2006     2005    2004
                                                              -----   -------   ----
                                                                   (IN MILLIONS)


Holding gains (losses) on investments arising during the
  year......................................................  $(434)  $(1,148)  $(37)
Income tax effect of holding gains (losses).................    147       402     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    487       295      2
  Amortization of premiums and accretion of discounts
     associated with investments............................     60        96     21
  Income tax effect.........................................   (186)     (137)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts................................     42        71     10
Income tax effect of allocation of holding losses to other
  policyholder amounts......................................    (14)      (25)    (4)
                                                              -----   -------   ----
Net unrealized investment gains (losses)....................    102      (446)    (2)
                                                              -----   -------   ----
Foreign currency translation adjustment.....................     (2)        2     --
                                                              -----   -------   ----
     Other comprehensive income (loss)......................  $ 100   $  (444)  $ (2)
                                                              =====   =======   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                             YEARS ENDED DECEMBER 31,
                                                          ------------------------------
                                                           2006         2005        2004
                                                          ------   -------------   -----
                                                                   (IN MILLIONS)


Compensation............................................  $  211       $ 100       $  --
Commissions.............................................     712         931         237
Interest and debt issue costs...........................      31          25           2
Amortization of DAC and VOBA............................     488         288         115
Capitalization of DAC...................................    (721)       (886)       (281)
Rent, net of sublease income............................      11           7          --
Minority interest.......................................      26           1          --
Insurance tax...........................................      42          10           3
Other...................................................     373         202         103
                                                          ------       -----       -----
  Total other expenses..................................  $1,173       $ 678       $ 179
                                                          ======       =====       =====



16.  BUSINESS SEGMENT INFORMATION

     Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment. On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Individual and Institutional, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006 and 2005.


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006               INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
------------------------------------               ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   218      $    65       $    25    $    308
Universal life and investment-type product policy
  fees...........................................      1,244           24            --       1,268
Net investment income............................        985        1,449           405       2,839
Other revenues...................................        195           15             2         212
Net investment gains (losses)....................       (194)        (282)          (45)       (521)
Policyholder benefits and claims.................        315          450            27         792
Interest credited to policyholder account
  balances.......................................        669          647            --       1,316
Other expenses...................................      1,045           16           112       1,173
                                                     -------      -------       -------    --------
Income before provision for income tax...........        419          158           248         825
Provision for income tax.........................        145           55            28         228
                                                     -------      -------       -------    --------
Net income.......................................    $   274      $   103       $   220    $    597
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $76,897      $35,982       $11,208    $124,087
DAC and VOBA.....................................    $ 4,946      $   165       $    --    $  5,111
Goodwill.........................................    $   234      $   312       $   407    $    953
Separate account assets..........................    $47,566      $ 2,501       $    --    $ 50,067
Policyholder liabilities.........................    $24,429      $27,391       $ 4,446    $ 56,266
Separate account liabilities.....................    $47,566      $ 2,501       $    --    $ 50,067

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005(1)            INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
---------------------------------------            ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   152      $   116       $    13    $    281
Universal life and investment-type product policy
  fees...........................................        845           17            --         862
Net investment income............................        530          712           196       1,438
Other revenues...................................        121           10             1         132
Net investment gains (losses)....................       (113)         (87)            2        (198)
Policyholder benefits and claims.................        224          324            22         570
Interest credited to policyholder account
  balances.......................................        417          303            --         720
Other expenses...................................        640           30             8         678
                                                     -------      -------       -------    --------
Income before provision for income tax...........        254          111           182         547
Provision for income tax.........................         53           38            65         156
                                                     -------      -------       -------    --------
Net income.......................................    $   201      $    73       $   117    $    391
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $71,385      $38,072       $11,791    $121,248
DAC and VOBA.....................................    $ 4,753      $   161       $    --    $  4,914
Goodwill.........................................    $   227      $   305       $   392    $    924
Separate account assets..........................    $41,347      $ 3,177       $    --    $ 44,524
Policyholder liabilities.........................    $24,855      $28,340       $ 4,282    $ 57,477
Separate account liabilities.....................    $41,347      $ 3,177       $    --    $ 44,524


--------

(1) Includes six months of results for MetLife Connecticut and its subsidiaries and twelve months of results for MLI-USA.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had $1 million of investment income and $1 million of investment expense related to discontinued operations resulting in no change to net investment income for the year ended December 31, 2006. The Company had no investment income or expense related to discontinued operations for the years ended December 31, 2005 and 2004.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value of real estate related to discontinued operations was $7 million and $5 million at December 31, 2006 and 2005, respectively.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2006                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $47,846     $47,846
  Equity securities....................................              $   795     $   795
  Mortgage and consumer loans..........................              $ 3,595     $ 3,547
  Policy loans.........................................              $   918     $   918
  Short-term investments...............................              $   777     $   777
  Cash and cash equivalents............................              $   649     $   649
  Accrued investment income............................              $   597     $   597
  Mortgage loan commitments............................    $665      $    --     $     1
  Commitments to fund bank credit facilities...........    $173      $    --     $    --
Liabilities:
  Policyholder account balances........................              $29,780     $28,028
  Long-term debt -- affiliated.........................              $   435     $   425
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,155     $ 9,155




                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2005                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $52,589     $52,589
  Trading Securities...................................              $   452     $   452
  Equity securities....................................              $   421     $   421
  Mortgage and consumer loans..........................              $ 2,543     $ 2,553
  Policy loans.........................................              $   916     $   916
  Short-term investments...............................              $ 1,769     $ 1,769
  Cash and cash equivalents............................              $   571     $   571
  Accrued investment income............................              $   602     $   602
  Mortgage loan commitments............................    $339      $    --     $    (2)
Liabilities:
  Policyholder account balances........................              $32,877     $31,621
  Long-term debt -- affiliated.........................              $   435     $   443
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,737     $ 9,737

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.


  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $15 million and $14 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $154 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $190 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, MLI-USA entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MLI-USA's behalf, fixed rate insurance products through authorized retailers. MLI-USA agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MLI-USA $65 million, included in other expenses, for the year ended December 31, 2006. MLI-USA did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company had payables from affiliates of $9 million and $3 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

  INVESTMENT TRANSACTIONS

     As of December 31, 2006 and 2005, the Company held $581 million and $346 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2006   2005   2004
                                                               ----   ----   ----
                                                                  (IN MILLIONS)


Fair market value of assets transferred to affiliates........  $164   $ 79   $320
Amortized cost of assets transferred to affiliates...........  $164   $ 78   $324
Net investment gains (losses) recognized on transfers........  $ --   $  1   $ (4)
Fair market value of assets transferred from affiliates......  $ 89   $830   $ --

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REINSURANCE TRANSACTIONS

     As of December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policyholder benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million. A receivable at December 31, 2006 was held by the Company of $1.2 billion, related to premiums and other consideration which is expected to be paid by Texas Life during the first quarter of 2007.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd., General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Ltd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2.8 billion and $1.2 billion, respectively. Prior-year comparable assets and liabilities were $2.5 billion and $1.2 billion, respectively.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to MLI-USA related to the policies in-force as of December 31, 2004. MLI-USA also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  policyholder account balances........................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed deferred acquisition costs, included in other
  expenses.............................................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===
Ceded premiums.........................................  $ 21   $  12    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................   130      93     37
Ceded fees, included in other revenues.................    68      55     12
Ceded benefits, included in policyholder benefits and
  claims...............................................    86      92     19
Ceded fees, included in other expenses.................    64      97     --
Ceded deferred acquisition costs, included in other
  expenses.............................................    13      85     --
Ceded derivative gains (loss), included in net
  investment gains (losses)............................   (31)      5     --
                                                         ----   -----    ---
  Total ceded..........................................  $351   $ 439    $69
                                                         ====   =====    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2006     2005
                                                                  ------   ------
                                                                   (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables...................................................  $2,359   $2,079
Reinsurance recoverables, included in other assets..............  $   89   $   88
Assumed (ceded) deferred acquisition costs, included in DAC.....  $  306   $  342
Assumed liabilities, included in other liabilities..............  $    8   $   24
Ceded balances payable, included in other liabilities...........  $   55   $  140
Derivative liabilities, included in policyholder account
  balances......................................................  $  (57)  $  (23)
Assumed liabilities, included in future policy benefits.........  $   26   $   23
Assumed liabilities, included in other policyholder funds.......  $1,182   $1,001


20.  SUBSEQUENT EVENT

     On March 27, 2007, the Company entered into a secured demand note with MetLife Securities, Inc. ("MSI") under which the Company agreed to fund MSI with up to $60 million of cash upon MSI's request. In connection with this agreement, the Company transferred securities with a fair value of $71 million to an MSI custody account to secure the note.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                                  (IN MILLIONS)


                                                                                    AMOUNT AT
                                                     COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST(1)   FAIR VALUE    BALANCE SHEET
                                                -----------------   ----------   --------------


TYPE OF INVESTMENTS
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........       $ 5,455          $ 5,336        $ 5,336
     State and political subdivision
       securities.............................         1,062            1,030          1,030
     Foreign government securities............           533              573            573
     Public utilities.........................         2,274            2,233          2,233
     All other corporate bonds................        19,390           19,057         19,057
  Mortgage-backed and other asset-backed
     securities...............................        18,462           18,400         18,400
  Redeemable preferred stock..................         1,230            1,217          1,217
                                                     -------          -------        -------
     Total fixed maturity securities..........        48,406           47,846         47,846
                                                     -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....             1                1              1
     Industrial, miscellaneous and all other..           105              110            110
  Non-redeemable preferred stock..............           671              684            684
                                                     -------          -------        -------
     Total equity securities..................           777              795            795
                                                     -------          -------        -------
Mortgage and consumer loans...................         3,595                           3,595
Policy loans..................................           918                             918
Real estate and real estate joint ventures....           180                             180
Other limited partnership interests...........         1,082                           1,082
Short-term investments........................           777                             777
Other invested assets.........................         1,241                           1,241
                                                     -------                         -------
     Total investments........................       $56,976                         $56,434
                                                     =======                         =======



--------

   (1) Cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                                  2006      2005
                                                                -------   -------


CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $38,293 and $42,526,
     respectively)............................................  $37,794   $41,947
  Equity securities available-for-sale, at estimated fair
     value (cost: $703 and $418, respectively)................      719       415
  Mortgage and consumer loans.................................    2,822     1,837
  Policy loans................................................      825       843
  Real estate and real estate joint ventures held-for-
     investment...............................................      143        71
  Real estate held-for-sale...................................        7        --
  Other limited partnership interests.........................      884     1,106
  Short-term investments......................................      186     1,219
  Investment in subsidiaries..................................    3,499     3,187
  Other invested assets.......................................      893       698
                                                                -------   -------
     Total investments........................................   47,772    51,323
Cash and cash equivalents.....................................      291       331
Accrued investment income.....................................      473       474
Premiums and other receivables................................    6,128     4,706
Deferred policy acquisition costs and value of business
  acquired....................................................    1,849     1,924
Current income tax recoverable................................       --        56
Deferred income tax assets....................................    1,281     1,113
Goodwill......................................................      646       612
Other assets..................................................      129       102
Separate account assets.......................................   19,205    19,058
                                                                -------   -------
     Total assets.............................................  $77,774   $79,699
                                                                =======   =======

LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits......................................  $17,613   $16,337
  Policyholder account balances...............................   24,764    27,298
  Other policyholder funds....................................      213       219
  Current income taxes payable................................       46        --
  Payables for collateral under securities loaned and other
     transactions.............................................    8,152     8,620
  Other liabilities...........................................      366       734
  Separate account liabilities................................   19,205    19,058
                                                                -------   -------
     Total liabilities........................................   70,359    72,266
                                                                -------   -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2006 and 2005..................................       86        86
Additional paid-in capital....................................    7,123     7,180
Retained earnings.............................................      520       581
Accumulated other comprehensive income (loss).................     (314)     (414)
                                                                -------   -------
     Total stockholders' equity...............................    7,415     7,433
                                                                -------   -------
     Total liabilities and stockholders' equity...............  $77,774   $79,699
                                                                =======   =======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                               --------------------
                                                                2006          2005
                                                               ------        ------


CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums.....................................................  $  176        $  206
Universal life and investment-type product policy fees.......     381           185
Net investment income........................................   2,167         1,044
Equity in earnings of subsidiaries...........................     277           225
Other revenues...............................................      42            32
Net investment gains (losses)................................    (397)         (159)
                                                               ------        ------
  Total revenues.............................................   2,646         1,533
                                                               ------        ------
EXPENSES
Policyholder benefits and claims.............................     599           433
Interest credited to policyholder account balances...........     926           429
Other expenses...............................................     388           195
                                                               ------        ------
  Total expenses.............................................   1,913         1,057
                                                               ------        ------
Income before provision for income tax.......................     733           476
Provision for income tax.....................................     136            85
                                                               ------        ------
Net income...................................................  $  597        $  391
                                                               ======        ======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                               2006           2005
                                                             --------       --------


CONDENSED STATEMENT OF CASH FLOWS
Net cash provided by operating activities..................  $    899       $  2,000
                                                             --------       --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    22,406         18,453
     Equity securities.....................................       218            181
     Mortgage and consumer loans...........................       878            687
     Real estate and real estate joint ventures............       127             44
     Other limited partnership interests...................       537            152
  Purchases of:
     Fixed maturity securities.............................   (19,021)       (26,517)
     Equity securities.....................................       (62)            --
     Mortgage and consumer loans...........................    (1,870)          (460)
     Real estate and real estate joint ventures............       (53)            --
     Other limited partnership interests...................      (295)          (233)
  Net change in policy loans...............................        18              5
  Net change in short-term investments.....................     1,033            633
  Net change in other invested assets......................      (129)          (728)
  Other, net...............................................        (1)            17
                                                             --------       --------
Net cash provided by (used in) investing activities........  $  3,786       $ (7,766)
                                                             --------       --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................  $  1,633       $  7,075
     Withdrawals...........................................    (4,936)        (8,682)
  Net change in payables for collateral under securities
     loaned and other transactions.........................      (468)         7,458
  Dividends on common stock................................      (917)            --
  Other, net...............................................       (37)           (61)
                                                             --------       --------
Net cash (used in) provided by financing activities........    (4,725)         5,790
                                                             --------       --------
Change in cash and cash equivalents........................       (40)            24
Cash and cash equivalents, beginning of period.............       331            307
                                                             --------       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...................  $    291       $    331
                                                             ========       ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Income tax............................................  $     88       $     51
                                                             ========       ========
  Non-cash transactions during the period:
     Contribution of other intangible assets, net of income
       tax.................................................  $    162       $     --
     Contribution of goodwill from MetLife, Inc. ..........  $     32       $     --
                                                             ========       ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

             NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC," formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 of the consolidated financial statements for further information on the Acquisition.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, financial information of the registrant has been provided for periods subsequent to the Acquisition Date only.

  BASIS OF PRESENTATION

     The condensed financial information of MetLife Connecticut should be read in conjunction with the Consolidated Financial Statements of MICC and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial condition and cash flows for MetLife Connecticut. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock. The condensed statement of income and statement of cash flows for the year ended December 31, 2005 included herein reflect the full year of operating results for MLI-USA in equity in earnings of subsidiaries.

     MetLife Connecticut's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated above which requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Acquisition of MetLife Insurance Company of Connecticut by MetLife, Inc. from Citigroup Inc. (Note 2)

     - Contingencies, Commitments and Guarantees (Note 12)

     - Equity (Note 14)

2.  SUPPORT AGREEMENT

     MetLife Connecticut entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited, an Irish company ("MetLife Europe"), in connection with MetLife Europe's formation. Under the agreement, MetLife Connecticut has agreed, without limitation as to amount, to cause MetLife Europe to have a minimum capital and surplus of the greater of EUR 14 million or an amount sufficient to provide solvency cover equal to 200% of the minimum solvency cover required by applicable law and regulation, as interpreted by the Irish Financial Services Regulatory Authority or any successor body, during MetLife Europe's first three years of operation and 150% thereafter, and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Europe was in excess of the minimum capital and surplus amount referenced above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                     AS OF DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
SEGMENT                                      VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
-------                                     ------   ------------------   ------------   ----------


2006
Individual................................  $4,946         $ 3,769           $20,660        $260
Institutional.............................     165          12,895            14,496           3
Corporate & Other.........................      --           4,503               (57)         --
                                            ------         -------           -------        ----
                                            $5,111         $21,167           $35,099        $263
                                            ======         =======           =======        ====
2005
Individual................................  $4,753         $ 3,452           $21,403        $141
Institutional.............................     161          11,880            16,460           1
Corporate & Other.........................      --           4,305               (23)         --
                                            ------         -------           -------        ----
                                            $4,914         $19,637           $37,840        $142
                                            ======         =======           =======        ====
2004(2)...................................  $  678         $   149           $ 4,591        $  6
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

   (2) Prior to the Acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                               PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                               REVENUE        NET      BENEFITS AND     DAC AND VOBA       OTHER          PREMIUMS
                             AND POLICY   INVESTMENT     INTEREST        CHARGED TO      OPERATING         WRITTEN
SEGMENT                        CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
-------                      ----------   ----------   ------------   ---------------   -----------   ----------------


2006
Individual.................    $1,462       $  985        $  984            $481            $564             $--
Institutional..............        89        1,449         1,097               6              10               9
Corporate & Other..........        25          405            27               1             111              25
                               ------       ------        ------            ----            ----             ---
                               $1,576       $2,839        $2,108            $488            $685             $34
                               ======       ======        ======            ====            ====             ===
2005(2)
Individual.................    $  997       $  530        $  641            $287            $353             $--
Institutional..............       133          712           627               1              29               9
Corporate & Other..........        13          196            22              --               8              13
                               ------       ------        ------            ----            ----             ---
                               $1,143       $1,438        $1,290            $288            $390             $22
                               ======       ======        ======            ====            ====             ===
2004(3)....................    $  168       $  207        $  171            $115            $ 64             $--
                               ======       ======        ======            ====            ====             ===



--------

   (1) Includes other expenses excluding amortization of deferred acquisition costs and value of business acquired charged to other expenses.

   (2) Includes six months of results for MetLife Connecticut and twelve months of results for MLI-USA.

   (3) Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                 % AMOUNT
                                                                                  ASSUMED
                                GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   --------   -------   ----------   --------


2006
Life insurance in force.......    $153,390     $119,281   $14,374     $48,483      29.6%
                                  ========     ========   =======     =======
Insurance premium
Life insurance................    $    323     $     72   $    21     $   272       7.7%
Accident and health...........         276          240        --          36        --%
                                  --------     --------   -------     -------
  Total insurance premium.....    $    599     $    312   $    21     $   308       6.8%
                                  ========     ========   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   -------   -------   ----------   --------


2005
Life insurance in force.......    $126,362     $93,686   $16,921     $49,597      34.1%
                                  ========     =======   =======     =======
Insurance premium
Life insurance................    $    269     $    45   $    38     $   262      14.5%
Accident and health...........         144         125        --          19        --%
                                  --------     -------   -------     -------
  Total insurance premium.....    $    413     $   170   $    38     $   281      13.5%
                                  ========     =======   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                 GROSS AMOUNT    CEDED   ASSUMED   NET AMOUNT    TO NET
                                 ------------   ------   -------   ----------   --------


2004
Life insurance in force........     $4,310      $2,759     $--       $1,551        --%
                                    ======      ======     ===       ======
Insurance premium
Life insurance.................     $   13      $    4     $--       $    9        --%
                                    ------      ------     ---       ------
  Total insurance premium......     $   13      $    4     $--       $    9        --%
                                    ======      ======     ===       ======



     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

                                  PRIMELITE II

                       STATEMENT OF ADDITIONAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MIC-BOOK-37                                                       APRIL 30, 2007